As filed with the Securities and Exchange Commission on April 30, 1999
                            Registration No. 2-89550



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 26 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                              Amendment No. 20 (X)
                        (Check appropriate box or boxes)


                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                       Jorden Burt Berenson & Johnson, LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

 It is proposed that this filing will become effective (check appropriate space)


        X Immediately upon filing pursuant to paragraph (b) of Rule 485. On May 1, 1999 , pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a) of Rule 485. On , pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph (a)(ii) of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.


        If appropriate, check the following:

           Thispost-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts

                           FUTUREFUNDS SERIES ACCOUNT


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1. Cover Page....................................................Cover Page

2. Definitions...................................................Definitions


3. Synopsis......................................................Fee Table; Key Features of the Annuity

4. Condensed Financial Information...............................Appendix A
   Information                                                   Condensed Financial  Information

5. General Description of Registrant,............................Great-West Life & Annuity
   Depositor and Portfolio Companies                             Insurance Company; FutureFunds Series
                                                                 Account; Investments of the Series Account;
                                                                 Voting Rights

6. Deductions....................................................Charges; and Deductions;;  Distribution of
                                                                 the Contracts

7. General Description of........................................The Group Contracts;
   Variable Annuity Contracts                                    Investments of the Series    Account;
Statement of                                                     Additional Information

8. Annuity Period................................................Annuity Payment Options

9. Death Benefit                                                 Death Benefit; Annuity Payment Options

FORM N-4 ITEM                                                    PROSPECTUS CAPTION

10. Purchases and Contract Value.................................The Group Contracts Distribution of the
                                                                 Contracts; Cover Page; Great-West Life &
                                                                 Annuity Insurance Company

11. Redemptions..................................................The Group Contracts- Loans & Distributions
                                                                 Free look

12. Taxes........................................................Federal Tax Consequences

13. Legal Proceedings............................................Legal Proceedings

14. Table of Contents of.........................................Statement of Additional
    Statement of Additional Information                          Information



                                            STATEMENT OF ADDITIONAL

FORM N-4 ITEM                                                    INFORMATION CAPTION

15. Cover Page...................................................Cover Page

16. Table of Contents............................................Table of Contents

17. General Information and History..............................Not Applicable

18. Services.....................................................Custodian and Accountants

19. Purchase of Securities Being Offered.........................Not Applicable

20. Underwriters.................................................Underwriter

21. Calculation of Performance Data..............................Calculation of
                                                                 Performance Data

22. Annuity Payments.............................................Not Applicable

23. Financial Statements.........................................Financial Statements



                                                    PART A

                                     INFORMATION REQUIRED IN A PROSPECTUS
 ........

                                       124
                                        1

                           FUTUREFUNDS SERIES ACCOUNT
                                       Of
                   Great-West Life & Annuity Insurance Company
                        GROUP VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           BenefitsCorp Equities, Inc.
                8515 East Orchard Road, Englewood, Colorado 80111
                                 (800) 701-8255
-------------------------------------------------------------------------------

Overview
This prospectus describes a group flexible premium deferred variable annuity contract designed to provide a retirement program that qualifies for special federal income tax treatment. The Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) issues the Group Contracts in connection with:

     o pension or profit-sharing plans described in Section 401(a) of the Internal Revenue Code of 1986 (Code) (401(a) Plans);

        o cash or deferred profit sharing plans described in Code Section 401(k) (401(k) Plans); o tax sheltered annuities described in Code Section 403(b) (403(b) Plans); o deferred compensation plans described in Code
        Section 457(b) or (f) (457(b) or (f) Plans); o qualified governmental excess benefit plans described in Code Section 415(m) (415(m) Plans); o nonqualified deferred compensation plans (NQDC Plans)

Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). As a participant, you will receive a Certificate describing your interest under the Group Contract and we will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf. Allocating your money You can allocate your Contributions among 27 Investment Divisions of the FUTUREFUNDS Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 29 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families:

    Maxim Series Fund, Inc.
    Fidelity Variable Insurance Products Fund
    Fidelity Variable Insurance Products II Fund
    Janus Aspen Series
    Stein Roe Variable Series

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.


The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information. Payment options The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances. This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated April 30, 1999 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. It may be obtained without charge by contacting Great-West at its Administrative Offices or by calling
(800) 701-8255 or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

                                The date of this prospectus is April 30, 1999.

                                                      10
                                               TABLE OF CONTENTS

                                      Page


Definitions.....................................................................3
Key Features of the Annuity.....................................................4
Fee Table.......................................................................5
Condensed Financial Information.................................................9
Great-West Life & Annuity Insurance Company.....................................9
FutureFunds Series Account......................................................9
Investments of the Series Account...............................................9
        The Eligible Funds......................................................9
The Group Contracts.............................................................12
Accumulation Period.............................................................13
        Application and Initial Contribution....................................13
        Subsequent Contribtions.................................................13
Making Transfers................................................................13
Loans...........................................................................15
Total and Partial Withdrawals...................................................15
Cessation of Contributions......................................................16
Death Benefit...................................................................16
Charges and Deductions..........................................................17
Payment Options.................................................................20
        Periodic Payments.......................................................20
        Annuity Payment Options.................................................21
Federal Tax Consequences........................................................23
Performance Related Information.................................................29
Voting Rights...................................................................31
Distribution of the Group Contracts.............................................32
State Regulation................................................................32
Restrictions Under the Texas Optional Retirement Program........................32
Reports.........................................................................32
Year 2000.......................................................................32
Rights Reserved by Great-West...................................................32
        Adding and Discontinuing Investment Options.............................33
        Substitution of Investments.............................................33
Legal Matters...................................................................33
Available Information...........................................................33
Appendix A, Condensed Financial Information.....................................34
Appendix B, Net Investment Factor Calculation ..................................54


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied on.

                              The Group Contract is not available in all states.

Definitions


Accumulation  Period:  The period  between the effective date of your  participation  in the Group Contract and the Annuity Commencement Date.  During this period, you are making Contributions to the Group Contract.
Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the
Accumulation Period.
Administrative  Offices:  The  Administrative  Offices of GWL&A are located at 8515 E. Orchard Rd.,  Englewood,
Colorado 80111.
Annuity Commencement Date: The date payments begin under an annuity payment option.
Annuity  Unit: An accounting  measure we use to determine  the dollar value of each  variable  annuity  payment after the first payment.
Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.
Certificate:  The  document  you  receive  when you  enroll as a  participant  under the Group  Contract.  This document describes all of your rights under the Group Contract.
Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.
Fixed  Annuity:  An annuity with  payments  that remain fixed  throughout  the payment  period and which do not reflect the investment experience of an Investment Division.
Fixed Options:  Investment options that provide a fixed rate of return to which you can allocate  Contributions or make  Transfers.  There are currently three types of Fixed Options.  They are the Daily Interest  Guaranteed
Sub-Account,  the  Guaranteed  Certificate  Funds and the  Guaranteed  Fixed Fund.  Your  interest in the Fixed
Options are not  securities and are not subject to review by the  Securities  and Exchange  Commission.  Please see your Certificate for more information about the Fixed Options.
Group  Contract:  An agreement  between  GWL&A and the Group  Policyholder  providing a fixed  and/or  variable deferred annuity issued in connection with certain retirement plans.
Group Policyholder:  Depending on the type of plan and the employer's involvement,  the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.
Guaranteed  Sub-Accounts:  The subdivisions of your Participant  Annuity Account  reflecting the value credited to you from the Fixed Options.
Investment  Division:  The Series  Account is divided into  Investment  Divisions,  one for each Eligible Fund.
You select one or more Investment  Divisions to which you allocate your  Contributions.  Your Variable  Account
Value will reflect the investment performance of the corresponding Eligible Funds.
Participant:  The person to whom a Certificate  under the Group  Contract is issued;  sometimes  referred to as
"you," "your" or "your's" in this Prospectus.
Participant  Annuity  Account:  A separate record we establish in your name that reflects all  transactions you make under the Group Contract.
Participant  Annuity  Account  Value:  The total value of your  interest  under the Group  Contract.  It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority.
Request:  Any Request,  either written, by telephone or computerized,  which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.
Series Account:  The segregated  investment  account  established by GWL&A to provide  variable funding options for the Group Contracts.  It is registered as a unit investment trust under the Investment  Company Act of 1940 and consists of the individual Investment Divisions.
Transfer:  When you move your Participant Annuity Account Value between and among the Investment  Divisions and
Fixed Options.
Transfer to Other  Companies:  The Transfer of all or a portion of your  Participant  Annuity  Account Value to another company.
Valuation Date: The date on which we calculate the accumulation  unit value of each Investment  Division.  This calculation  is made as of the close of business of the New York Stock  Exchange  (generally  4:00 p.m. ET). It is also the date on which we will process any  Contribution  or Request  received.  Contributions  and Requests received after the close of trading on the New York Stock Exchange  (generally  4:00 p.m. ET) will be deemed to have been received on the next Valuation  Date.  Your  Participant  Annuity Account Value will be determined on each day that the New York Stock  Exchange is open for trading.  On the day after  Thanksgiving,  however,  you can only submit  transaction  Requests by automated  voice  response  unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.
Valuation Period: The period between the ending of two successive Valuation Dates.
Variable Account Value: The total of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.



Key Features
Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to provide a tax deferred annuity retirement program and is issued in connection with:
    o401(a) Plans     o403(b) Plans
    o401(k) Plans     o457(b) or (f) Plans
    o415(m) Plans     oNQDC Plans.
Participation in the Group Contract

You must complete an application to participate under the Group Contract. After we approve your application, we will issue you a Certificate. The Certificate describes all of your rights under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility. Allocation of Contributions You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your
Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. Free Look Period The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after you receive your Certificate, you may cancel your interest in the Group Contract for any reason by delivering or mailing the Certificate, along with your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value. Your Participant Annuity Account When we issue you a Certificate, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account
Value at least annually. You may also check your Participant Annuity Account Value by using KeyTalk(R), or through the Internet. Charges and Deductions Under the Group Contracts You will pay certain charges under the Group Contract. These charges vary by Group Contract and may include:

    An  annual contract  maintenance  charge
A  contingent  deferred
    sales charge
A mortality and expense risk charge
A Premium Tax
In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division. Total and Partial Withdrawals You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.
Making Transfers
You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Certificate. Annuity Payment Options We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select. Death Benefit We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
    o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.

    o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                                      42
                                                   FEE TABLE

The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Group Contract. The table and examples reflect the maximum amount of each type of charge shown. The actual charges you may pay under your Group Contract may be lower. Please contact your employer or your BCE representative for more information about the charges that are applicable to your Certificate. In addition to the expenses listed below, Premium Tax may be applicable.

PARTICIPANT TRANSACTION EXPENSES

        Sales  Load   Imposed  on  Purchases   (as  a  percentage   of  purchase
        payments)..None Contingent Deferred Sales Load (as a percentage of amount distributed)..6%

Transfer Fee............................................................None

Maximum      Periodic      Mortality      and     Expense      Risk      Charge1
 ...........................1.00%

Annual Contract Fee.....................................................$30


Investment Division Annual Expenses (as a percentage of average Series Account value)(Expenses vary by Group Contract)


 Maximum Daily Mortality and Expense Risk1
                  Charge

                   1.25%



1 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information. 1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index and S&P Small-Cap 600 Stock Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.


2 The Frank Russell Company is not a sponsor of , or in any other way affiliated with the Growth Index and Value Index Portfolios or the Maxim Series Fund, Inc.

ELIGIBLE FUND ANNUAL EXPENSES (as a percentage of Eligible Fund net assets, before any applicable fee waivers or expense reimbursements) Eligible Fund
          Management Fees Other Expenses Total Eligible Fund Expenses


Maxim Templeton International Equity1        1.00%             .21%            1.21%
Maxim INVESCO ADR                            1.00%             .30%            1.30%
Janus Aspen Series Worldwide Growth2          .67%             .07%             .74%
Maxim INVESCO Small-Cap Growth                .95%             .15%            1.10%
Maxim Loomis-Sayles Small-Cap Value          1.00%             .10%            1.10%
Maxim Small-Cap Index                         .60%              0%              .60%
Maxim Ariel Small-Cap Value1                 1.00%             .27%            1.27%
Maxim T. Rowe Price MidCap Growth            1.00%             .05%            1.05%
Maxim Ariel Mid-Cap Value                     .95%             .07%            1.02%
American Century VP Capital                  1.00%              0%             1.00%
Appreciation
Fidelity VIP Growth                           .59%             .09%             .68%
Maxim Founders Blue Chip                     1.00%             .15%            1.15%
Maxim Growth Index                            .60%              0%              .60%
Maxim Stock Index                             .60%              0%              .60%
Maxim T. Rowe Price Equity-Income             .80%             .08%             .88%
Maxim Value Index                             .60%              0%              .60%
Fidelity VIP II Contrafund                    .59%             .11%             .70%
Fidelity VIP II Asset Manager                 .54%             .10%             .64%
Maxim INVESCO Balanced                       1.00%              0%             1.00%
Stein Roe Balanced                            .45%             .20%             .65%
Maxim Bond                                    .60%              0%              .60%
Maxim Loomis-Sayles Corporate Bond            .90%              0%              .90%
Maxim U.S. Government Securities              .60%              0%              .60%
Maxim Money Market                            .46%              0%              .46%
Aggressive Profile+                           .25%              0%              .25%
Moderately Aggressive Profile+                .25%              0%              .25%
Moderate Profile+                             .25%              0%              .25%
Moderately Conservative Profile+              .25%              0%              .25%
Conservative Profile+                         .25%              0%              .25%


                                  Minimum Total Maxim Series      Maximum Total Maxim Series
                                  Fund Annual Expenses*           Fund Annual Expenses**

Aggressive Profile                            1.13%                           1.47%
Moderately Aggressive Profile                 1.06%                           1.41%
Moderate Profile                              1.00%                           1.32%
Moderately Conservative Profile                .98%                           1.23%
Conservative Profile                           .85%                           1.11%

+ Each Profile Portfolio will primarily invest in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios, in addition to its own expenses.


* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.


1 When taking voluntary reimbursements and waivers into account the fees of the Maxim Templeton International Equity Portfolio were 1.20% and the Maxim Ariel Small Cap Value Portfolio were 1.26%.

2 Fee reductions for the Worldwide Growth Portfolio reduced the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other expenses. Janus Capital has agreed to continue the waivers and fee reductions until at least the next annual meeting. After waivers and reductions the total operating expenses were .72%.

A portion of the brokerage commissions that these Eligible Funds pay was used to reduce their expenses. In addition, the Eligible Funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Eligible Fund Expenses presented in the table would have been .66% for Fidelity VIP Growth and .63% for Fidelity VIP II Asset Manager and
 .66% for the Fidelity VIPII Contrafund.

                                                   EXAMPLES


If you make a total withdrawal at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:


               Investment Division                     1 Year         3 Year         5 Year        10 Year
--------------------------------------------------- ------------- ---------------- ------------ ---------------

Maxim Money Market                                     $77.90         $118.21        $165.16       $257.37
Maxim Bond, Maxim Stock Index, Maxim U.S.              $79.35         $122.82        $173.33       $276.44
Government Securities, Maxim Small-Cap Index,
Maxim
Maxim Value Index, Maxim Growth Index
Maxim Ariel Mid-Cap Value                              $83.67         $136.53        $197.50       $332.06
Maxim INVESCO Small-Cap Growth                         $84.49         $139.12        $202.04       $342.39
Maxim Templeton International Equity                   $85.51         $42.35         $207.70       $355.19
Maxim Loomis-Sayles Corporate Bond                     $82.43         $132.63        $190.64       $316.41
Maxim Ariel Small-Cap Value                            $86.13         $144.28        $211.08       $362.81
Maxim INVESCO ADR                                      $86.54         $145.57        $213.33       $367.87
Maxim Loomis-Sayles Small-Cap Value                    $84.59         $139.44        $202.61       $343.68
Maxim INVESCO Balanced,                                $83.46         $135.88        $196.36       $329.47
American Century VP Capital Appreciation
Maxim T. Rowe Price Equity/Income                      $82.23         $13198         $189.50       $313.78
Fidelity VIP Growth                                    $79.97         $124.79        $176.81       $284.53
Fidelity VIP II Asset Manager                          $79.66         $123.80        $175.07       $280.49
Fidelity VIP II Contrafund                             $79.97         $124.79        $176.81       $284.53
Janus Aspen Worldwide Growth                           $80.79         $127.41        $181.44       $295.24
Stein Roe Balanced Fund, Variable Series               $79.86         $124.46        $176.23       $283.18
Maxim Founders Blue Chip                               $85.00         $140.73        $204.87       $348.81
Maxim T.Rowe Price MidCap Growth                       $83.97         $137.50        $199.20       $335.95
Aggressive Profile*                                    $86.54         $145.57        $213.33       $367.87
Moderately Aggressive Profile*                         $85.82         $143.32        $209.39       $359.01
Moderate Profile*                                      $85.10         $141.06        $205.44       $350.09
Moderately Conservative Profile*                       $84.59         $139.44        $202.61       $343.68
Conservative Profile*                                  $83.26         $135.23        $195.22       $326.86



                   Examples (con't)


If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:


               Investment Division                     1 Year         3 Year         5 Year        10 Year
--------------------------------------------------- ------------- ---------------- ------------ ---------------

Maxim Money Market                                     $17.90         $58.31         $105.16       $257.37
Maxim Bond, Maxim Stock Index, Maxim U.S.              $19.35         $62.82         $113.33       $276.44
Government Securities, Maxim Small-Cap Index,
Maxim
Maxim Value Index, Maxim Growth Index
Maxim Ariel Mid-Cap Value                              $23.67         $76.53         $137.50       $332.06
Maxim INVESCO Small-Cap Growth                         $24.49         $79.12         $142.04       $342.39
Maxim Templeton International Equity                   $25.51         $82.35         $147.70       $355.19
Maxim Loomis-Sayles Corporate Bond                     $22.43         $72.63         $130.64       $316.41
Maxim Ariel Small-Cap Value                            $26.13         $84.28         $151.08       $362.81
Maxim INVESCO ADR                                      $26.54         $85.57         $153.33       $367.87
Maxim Loomis-Sayles Small-Cap Value                    $24.59         $79.44         $142.61       $343.68
Maxim INVESCO Balanced,                                $23.46         $75.88         $136.36       $329.47
American Century VP Capital Appreciation
Maxim INVESCO ADR, Maxim Small-Cap Aggressive
Growth
Maxim T. Rowe Price Equity/Income                      $22.23         $71.98         $129.50       $313.78
Fidelity VIP Growth                                    $19.97         $65.79         $116.81       $284.53
Fidelity VIP II Asset Manager                          $19.66         $63.80         $115.07        280.49
Fidelity VIP II Contrafund                             $19.97         $65.79         $116.81       $284.53
Janus Aspen Worldwide Growth                           $20.79         $67.41         $121.44       $295.24
Stein Roe Balanced Fund, Variable Series               $19.86         $64.46         $116.23       $283.18
Maxim Founders Blue Chip                               $25.00         $80.73         $144.87       $348.81
Maxim T.Rowe Price MidCap Growth                       $23.97         $77.50         $139.20       $335.95
Aggressive Profile*                                    $26.54         $85.57         $153.33       $367.87
Moderately Aggressive Profile*                         $25.82         $83.32         $149.39       $359.01
Moderate Profile*                                      $25.10         $81.06         $145.44       $350.09
Moderately Conservative Profile*                       $24.59         $79.44         $142.61       $343.68
Conservative Profile*                                  $23.26         $75.23         $135.22       $326.86

*The average of the minimum and maxim total eligible fund expenses are used in calculating these examples for the Profile Portfolios


The above Examples, including the performance rate assumed, should not be considered a representation of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than those shown, subject to the guarantees in the Group Contracts.


Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica
Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has twenty-seven Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.


Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.


The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Small-Cap Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1


Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. This portfolio invests primarily in commons stocks of foreign companies.

Maxim Loomis-Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.


Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim T. Rowe Price  Equity/Income  Portfolio seeks substantial  dividend income
and  also   capital   appreciation.   This   portfolio   invests   primarily  in
dividend-paying common stocks of established companies.

Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

Maxim Growth Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.2


Maxim Loomis-Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Founders Blue Chip Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.


Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Aggressive   Profile   Portfolio  seeks  long-term
capital     appreciation     primarily     through
investments  in  other  Maxim  Series  Fund,  Inc.
portfolios that emphasize equity investments.

Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments, though income is a secondary consideration.

Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments, and to a lesser degree equity investments.

Conservative Profile Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

American Century Variable Portfolios, Inc.

American Century VP Capital Appreciation Portfolio seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. This portfolio is closed to new investments.


Fidelity  Variable  Insurance  Products  Fund  and
Variable Insurance Products II Fund


Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks.

Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments. This portfolio is closed to new investments. Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests in common stocks of companies of any size throughout the world.

SteinRoe Variable Investment Trust

Stein Roe Balanced Fund, Variable Series seeks high total investment return through investment in a changing mix of securities. The Portfolio's assets are allocated among equities, debt securities and cash.

Eligible Fund Investment Advisers

Maxim Series  Fund,  Inc. is advised by GW Capital
Management,  LLC. 8515 E. Orchard Road, Englewood,
Colorado 80111, a wholly owned subsidiary of Great-West.

American  Century  Variable  Portfolios,  Inc.  is
advised    by    American    Century    Investment
Management,  Inc.  American  Century  Tower,  4500
Main Street, Kansas City, Missouri, 64111.


Fidelity Variable Insurance Products Fund and Variable Insurance Products II Fund are advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.


The  Janus  Aspen   Series  is  advised  by  Janus
Capital  Corporation,  100 Fillmore Street,  Suite
300, Denver, Colorado 80206.


The SteinRoe Variable Investment Trust is advised by Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606.


Maxim Series Fund Sub-Advisers

GW Capital Management, LLC hires sub-advisers to manage the investment and reinvestment of assets of a number of the Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of GW Capital Management, LLC. and the board of directors of Maxim Series Fund, Inc.


Ariel   Capital    Corporation   serves   as   the
sub-adviser  to  the  Maxim  Ariel  Mid-Cap  Value
Portfolio  and the  Maxim  Ariel  Small-Cap  Value
Portfolio.  Ariel is  located  at 307 N.  Michigan

Avenue, Chicago, Illinois 60601.


Founders  Asset  Management,  Inc.  serves  as the
sub-adviser   of  the  Maxim  Founders  Blue  Chip
Portfolio.   Founders  is  located  at  2930  East

Third Avenue,  Denver, CO 80206.

INVESCO Capital Management, Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio.
INVESCO  Capital  Management,  Inc.  is located at
1315 Peachtree Street,  Atlanta, Georgia 30309.


INVESCO   Funds   Group,   Inc.   serves   as  the
sub-adviser of the Maxim INVESCO  Small-Cap Growth
Portfolio   and   the   Maxim   INVESCO   Balanced
Portfolio.  INVESCO  Trust  Company  is located at
7800 E. Union Avenue, Denver, Colorado 80237.

Loomis,  Sayles & Company,  LP  ("Loomis  Sayles")
serves  as the  sub-adviser  to the  Maxim  Loomis
Sayles  Corporate  Bond  Portfolio  and the  Maxim
Loomis Sayles  Small-Cap Value  Portfolio.  Loomis
Sayles  is  located  at  One   Financial   Center,

Boston, Massachusetts 02111.


Templeton  Investment Counsel,  Inc. serves as the
sub-adviser of the Maxim  Templeton  International
Equity   Portfolio.   Templeton   is   located  at
Broward Financial  Centre,  500 East Broward Blvd,
Suite 2100, Fort Lauderdale, Florida 33394.

T.  Rowe  Price  Associates,  Inc.  serves  as the
sub-adviser   to   the   Maxim   T.   Rowe   Price
Equity/Income  Portfolio  and the  Maxim  T.  Rowe
Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore,

Maryland 21202.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible
Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Savings Communications, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an the Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with: o 401(a) Plans; o 401(k) Plans; o 403(b) Plans; o 457 (b) or
(f) Plans o 415(m) Plans; and o NQDC Plans The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Certificate and Participant Annuity Account


When we approve your application we will issue you a Certificate and establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.



ACCUMULATION  PERIOD

Application and Initial Contribution

For     403(b)     Plans     (other     than
employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application, within two business days of our receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Return Privilege

If we issue you a Certificate in connection with a 403(b) Plan, you may cancel your interest in the Group Contract for any reason by delivering or mailing your Certificate together with a Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A within 10 days after your receive it (or longer where required by law). We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions less withdrawals or (2) your Participant Annuity Account Value.


Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them. You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before  the  Annuity   Commencement   Date,   your
Participant  Annuity  Account  Value is the  total
value   of   your    Variable    and    Guaranteed
Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A Valuation Period is the period between two successive Valuation Dates. On the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R), or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

        You  may  Transfer  all or a portion of your  Participant  Annuity
         Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

        You  may  Transfer  all or a portion of your  Participant  Annuity
         Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Certificate for more information).

        You  may  Transfer  all or a portion of your  Participant  Annuity
         Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Certificate for more information).

Your Request must specify:
o       the amounts being Transferred,
o       the Investment Division(s) or Fixed
           Options from which the Transfer is to
           be made, and
o       the Investment Division(s) or Fixed
           Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Certificate for more information.


Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging

Dollar cost averaging allows you to make systematic Transfers from one Investment Division to another Investment Division. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.


If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.


Dollar cost averaging Transfers must meet the following conditions:

The minimum amount that can be Transferred out of an Investment Division is $100 per month.

You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date.


If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.


On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

Your entire Variable Account Value must be included.

You must specify the percentage of your Variable Account Value you'd like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

Loans   are  not  available   under  Section
  415(m), NQDC 457(b) or 457(f) Plans.

Under Section 401(a), 401(k) or 403(b) Plans, loans may be available under your Group Contract.

    Consult    your    employer   or   Group
   Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at out Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawals of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawal under a Group Contract issued in connection with a 403(b) Plan (See "Federal Tax Consequences: 403(b) Plans.")

You may have to pay a  Contingent  Deferred  Sales
Charge upon a partial or total withdrawal.  (See "
Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that the investment options under the Group Contract are inappropriate. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days' written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation).

In the event that a Date of Cessation is declared and the Group Contract is terminated the Group Policyholder must, by Request, elect one of the following Cessation Options:

        Cessation Option (1):

        GWL&A will maintain each Participant Annuity Account until the value of an account is applied to a payment option.

        Cessation Option (2):


        GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts as of the date the Request is received (or at such later date as may be specified in the Request) to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments. The amount of the installment will be the amount determined by GWL&A on the date of the first such payment, but will not be less than $514.80 for each $10,000 of Guaranteed Contract Value. The first payment will be made thirty (30) days after the date this Cessation Option is elected.


If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected.
CESSATION  OPTION (2) MAY NOT BE  AVAILABLE IN ALL
GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

        If you die prior to age 70, the death benefitwill be the greater of:(1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

       If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

under any of the Annuity Payment Options,

as a lump-sum payment, or

as a partial  lump-sum  payment with the balance applied toward an Annuity
  Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

        if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

        if  any  primary   beneficiary  dies
         before     the     Participant,      that
         beneficiary's  interest  will pass to any
         other     named     surviving     primary
         beneficiary  or   beneficiaries,   to  be
         shared equally;

        if  there is no surviving  primary  beneficiary,  the  Participant
         Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

        if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the case may be, or your BCE representative to determine the actual charges and deductions which are applicable to your Group Contract. Contract Maintenance Charge

We may deduct a Contract  Maintenance Charge from your Participant Annuity
  Account of not more than $30 on the first Valuation Date of each calendar year.

If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

The deduction will be pro-rated between your Variable and Guaranteed Account.

No refund of this charge will be made.

The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.


Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the four levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level  1:  6%  Capped  Contingent  Deferred  Sales
Charge

The contingent deferred sales charge for Level 1 Group Contracts will be an amount equal to 6% of:

      the  amount  of the  total or  partial
        withdrawal

      the   amount   Transferred   to  Other
        Companies; or

      the   amount   of   Certain   Periodic
        Payments

The cumulative total of all contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The contingent deferred sales charge for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.


Level 3: 5% Decreasing Charge The contingent deferred sales charge for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of The applicable participation in percentage shall be this Group Contract 0-4 years 5% 5-9 years 4% 10-14 years 3% 15 or more years 0%

Level 4:  No Contingent Deferred Sales Charges

Under Level 4 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-4 above) will apply in addition to the following charges:

        an  amount  equal to a  percentage  of the  amount of the total or partial withdrawal , Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in the both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of                Applicable
Participation in Both the         Percentage
Exchanged Annuity Contract
and this Group Contract
                             ---------------------
----------------------------
Less than 5 Years                     6%
More than 5Years but less             5%
than 10 Years
More than 10 Years                    4%

The additional contingent deferred sales charge applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional contingent deferred sales charge does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted. The contingent deferred sales charges applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%. Contingent Deferred Sales Charge Free Amount

You may be eligible for a Contingent Deferred Sales Charge "Free Amount."

        The Contingent Deferred Sales Charge "Free Amount" is an amount against which the Contingent Deferred Sales Charge will not be assessed.

        The "Free Amount" shall not exceed 10% of the Participant  Annuity
         Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the Contingent Deferred Sales Charge.

The contingent deferred sales charge is deducted from your payment. Thus, for example (assuming a 6% contingent deferred sales charge):

        If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% contingent deferred sales charge) you would receive a payment of $94.

The Contingent Deferred Sales Charge will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The Contingent Deferred Sales Charge is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the Contingent Deferred Sales Charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

   size of the prospective group,

   projected annual Contributions for all Participants in the group, and frequency of projected withdrawals .

We will notify a prospective purchaser of its eligibility for a reduction of the Contingent Deferred Sales Charge prior to the acceptance of an application for coverage.

It is possible that the Contingent Deferred Sales Charge will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

        1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or 2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer, or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction


Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Sub-Account and Variable Sub-Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.


Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.


After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)


You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

        size of the prospective group,
        projected annual Contributions for all Participants in the group, frequency of projected distributions, type and frequency of administrative and sales services provided, and level of contract maintenance charge, administrative charge and contingent deferred sales charge.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PAYMENT OPTIONS

Periodic Payments

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

        A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.

        All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

The payment frequency of either 12-, 6-, 3- or 1-month intervals
A payment amount--a minimum of $50 is required  The  calendar day of the month on which payments will be made One payment option
To   allocate  your  payments   from  your  Variable   and/or   Guaranteed
Sub-Account(s) as follows: prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

         Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year.

While periodic withdrawals are being received:

You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made. You may keep the same investment options as were in force before periodic payments began. Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below: we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months. we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Periodic payments will cease on the earlier of the date: the amount elected to be paid under the option selected has been reduced to zero. the Participant Annuity Account Value is zero. You Request that withdrawals stop. You die.

Periodic Payment Options

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age.

Option 4 - Minimum Distribution.

You may Request to receive your minimum distribution from the Group Contract as specified under Internal Revenue Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Internal Revenue Code Section 401(a)(9).

If periodic payments stop, the you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

        April 1 of the calendar year following the later of either the calendar year in which the Participant attains age 70 1/2; or the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC retirement programs, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Payment (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Option No. 7: Access Annuity

Under this payment option, a single premium of $20,000 minimum, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. There are charges and restrictions which apply. (See the "Access Annuity Rider" to the Group Contract for additional information.)

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments
Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

    no changes can be made in the annuity form, no additional Contributions will be accepted under the Contract and no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under a 401(a), 401(k), 403(b) 457(b) or (f), 415(m) or NQDC Plan.


Taxation of Annuities in General

Section 72 of the Internal Revenue Code governs taxation of annuities in general. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, under certain circumstances, a Participant may be subject to taxation currently. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or (f), 415(m) or NQDC Plan constitute cost basis in the contract. Thus, all amounts distributed to Participants from a 457(b) or (f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 403(b), 457(b) or (f) or 415(m) Plans.

If a Group Contract is held by a non-natural person (e.g., a corporation), the investment gain on the Group Contract is included in the entity's income each year unless certain exceptions apply. This rule does not apply where the Group Contract is held under a 401(a), a 401(k), or a 403(b) Plan. If the employer maintaining a 457(b) or (f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a non-natural person that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans

Section 401(a) of the Internal Revenue Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of the employer's qualified plans is limited to the lesser of $30,000 or 25% of a Participant's compensation as defined in Section 415 of the Internal Revenue Code. Distributions from the plan are subject to the restrictions contained in the plan document and the Internal Revenue Code. Participants should consult with their employer or employee organization as to the applicability of the above limitations and restrictions to their plan.


401(k) Plans

Section  401(k) of the  Internal  Revenue  Code  allows  employers  or  employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to $7,000 per year (adjusted for cost-of-living increases). Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by the Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 1999, the total amount of elective deferrals which can be contributed to all such plans is $10,000. The contribution limits in Section 415 of the Internal Revenue Code also apply. The amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Employee Contributions and earnings may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed three separate, yet interrelated contribution limitations.

the exclusion allowance described in Section 403(b)(2) of the Internal Revenue Code;

the contribution limit in Section 415 of the Internal Revenue Code; and

the elective deferral limitation in Section 402(g) of the Internal Revenue
Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 1999, the total amount of elective deferrals which can be contributed to all such plans is $10,000. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

        Pre-1989 Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

        Post-1988 Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

                dies,

               becomes disabled,

               separates from service or

               suffers   a  genuine   financial   hardship   meeting   the
                 requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship.


457(b) Plans

Section 457(b) of the Internal Revenue Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors. Non-governmental tax-exempt organizations may establish eligible deferred compensation plans only for a select group of management or highly compensated employees without violating the funding requirements of ERISA.

Federal income tax is deferred on Contributions to a 457(b) Plan to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of $7,500 (as adjusted for cost-of-living increases) or 33 1/3% of a Participant's includable compensation. For 1999, the maximum amount that maybe contributed is $8,000. Any elective deferral amount excluded from gross income by a Participant under 401(k) Plan, 403(b) Plan, a simplified employee pension, or to a SIMPLE retirement account for the taxable year must be treated as an amount deferred under the 457(b) Plan. Amounts contributed are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by or made available to the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant attains age 70 1/2, unless the Participant, separates from service or suffers a genuine unforeseeable emergency meeting the requirements of the Code and plan document. Restrictions apply to the amount which may be distributed for unforeseeable emergency.

457(f) Plans

Section 457(f) of the Internal Revenue Code allows state and local governmental employers to establish and maintain a nonqualified deferred compensation plan, and allows tax-exempt organizations to establish and maintain a nonqualified deferred compensation plan for a select group of management or highly compensated employees under Internal Revenue Code Section 457(f).

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying plan document.

Distributions from the 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Internal Revenue Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under either Section 415 or Section 457 of the Internal Revenue Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

Distributions from the 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a nonqualified deferred compensation plan (NQDC) plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

Distributions from the NQDC Plan are subject to the provisions of the underlying plan.

Under 457(f), 415(m), and NQDC Plans, if the employer is subject to taxation, the employer may not take a deduction for a Contribution until the year in which Contribution is included in the gross income of the employee.


Portability

When the Participant is eligible to take a distribution from a 401(a), 401(k) or 403(b) Plan, eligible rollover distributions may be rolled over to an IRA or another qualified plan or 403(b) annuity contract or custodial account as provided in the Internal Revenue Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made.

For 403(b) Plans only, Revenue Ruling 90-24 allows participants to Transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, Transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.

Amounts distributed from a NQDC, 457(b) or (f) or 415(m) Plan cannot be rolled over to an IRA or a qualified plan or 403(b) Plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

        the calendar year in which  the Participant attains age 70 1/2; or

        the calendar year in which the Participant retires.

All amounts in a 401(a), 401(k) and 457(b) Plan and amounts accruing after December 31, 1986 under a 403(b) Plan must be distributed in compliance with the minimum distribution requirements. All distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule. If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Internal Revenue Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k) or 403(b) Plan are normally taxable in full as ordinary income to the Participant. Since premiums derived from salary reduction have not been previously taxed to the Participant, they cannot be treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

        Special averaging treatment is currently available for lump sum distributions from only 401(a) and 401(k) Plans for tax years beginning before December 31, 1999.

        A  "10-year   averaging"   procedure  may  also  be  available  to
         individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Amounts received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Internal Revenue Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Internal Revenue Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a 457(b) or (f), 415(m) or NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is included in gross income in the tax year. However, under Internal Revenue Code Section 72(t), the penalty tax may not apply to distributions:

        (1) made to a beneficiary on or after the death of the Participant;
        (2)attributable to the Participant's being disabled within the meaning of Internal Revenue Code Section 72(m)(7);
        (3)made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the
           Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
        (4) made to a Participant on account of separation from service after attaining age 55; (5) properly made to an alternate payee under a qualified domestic relations order; (6) made to an Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; (7) timely made to correct an excess aggregate contribution; or (8) timely made to reduce an excess elective deferral.
If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

        the Participant reaching age 59 1/2 or,

        within five years of the date of the first payment,

Then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b) or (f), 415(m) or NQDC Plans.

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Internal Revenue Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Internal Revenue Code and the regulations thereunder. Distributions from a 457(b) Plan must also meet the requirements under Section 457(d) of the Internal Revenue Code. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries.


        However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

               over the life of that individual or

over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

               the date the employee would have attained age 70 1/2.

               If the spouse dies before  distributions  begin,  the rules discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 1993, certain distributions from 401(a), 401(k) and 403(b) Plans are defined as "eligible rollover distributions."

        Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another qualified plan or Section 403(b) annuity contract or custodial account, as applicable.

        With  respect  to  distributions   other  than  eligible  rollover
         distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a 457, 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Contingent Deferred Sales Charge or any Premium Tax that may be applicable to the Group Contract. To the extent that any Contingent Deferred Sales Charge or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

 Investment Division     Yield    Effective
                                    Yield

  Maxim Money Market     3.25%%     3.35%




Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.

The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 1998. The standardized data reflect the deduction of the Level 1 Contingent Deferred Sales Charge and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:
        shown
without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Investment Division;
        shown
with the effect of the Level 1 Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and
        shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS


The following table illustrates Average Annual Total Return assuming a Level 1 Contingent Deferred Sales Charge, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge


                    INVESTMENT                                               After      Before      After       Before        After
                     DIVISION                Before   After     Before       CDSC        CDSC       CDSC         CDSC         CDSC

                                                         CDSC      CDSC      5          10      10 Years       10            10
                                              CDSC       1         5       Years    Years or    orif       Years or if    Years or
                                                 1     Year     Years               if Less,    Less,       Less, Life    if Less,
                                              Year                                   Life of    Life of         of         Life of

                                                                                                Investment
                                                                                    Investment              Underlying   Underlying
                                                                                                Division       Fund          Fund
                                                                                     Division               Portfolio     Portfolio

    Maxim Templeton International Equity             -12.20%               3.66%         4.68     3.66%         4.82%       3.83%
                                             -6.20%             4.68%
Maxim INVESCO ADR                                     3.25%        N/A      N/A         12.40%   11.39%         12.40%     11.39%
                                             9.25%
    Janus Aspen Series Worldwide Growth               21.31%              19.21%        3.26%    -2.74%         22.51%     22.03%
                                             27.31%             19.80%
    Maxim INVESCO Small-Cap Growth                    10.15%       N/A        N/A       21.24%   20.45%         21.24%     20.45%
                                             16.15%
    Maxim Loomis-Sayles Small-CapValue                -9.51%       N/A        N/A       -.83%    -6.83%         16.71%     15.82%
                                             -3.51%
    Maxim Small-Cap Index                             -8.83%       N.A        N/A       9.17%     8.31%         9.21%       8.38%
                                             -2.83%
    Maxim Ariel Small-Cap Value                        .93%                             14.83%   13.89%         12.00%     11.25%
                                             6.93%              11.49%    10.70%
    Maxim T. Rowe Price MidCap Growth                 14.70%       N/A        N/A       20.36%   14.36%         20.85%     17.20%
                                             20.70%
    Maxim Ariel Mid-Cap Value                         26.09%              15.45%        16.13%   15.46%         16.10%     15.44%
                                             32.09%             16.11%
    American Century VP Capital Appreciation          -9.40%                 .82%       3.90%     3.90%         7.34%       7.34%
                                             -3.40              1.95%
                                                 5
    Fidelity VIP Growth                               31.75%                            20.45%   19.48%         17.82%     17.82%
                                             37.75%             20.02%    19.44%
    Maxim Founders Blue Chip                          10.38%       N/A        N/A       17.13%   11.13%         12.45%      8.66%
                                             16.38%
    Maxim Growth Index                                29.57%                            31.89%   25.89%         22.68%     22.16%
                                             35.57%             22.94%    22.41%
    Maxim Stock Index                                 20.54%                            14.93%                  14.93%       14.93%
                                             25.21%             21.10%    20.54%                 14.93%
    Maxim T. Rowe Price Equity-Income                 1.56%        N/A        N/A       19.40%   18.57%         19.40%     18.57%
                                             7.56%
    Maxim Value Index                                 7.04%                             18.28%   12.28%         18.27%     17.67%
                                             13.04%             18.32%    17.70%
    Fidelity VIP II Contrafund                                     N/A        N/A       19.37%   13.37%         27.01%     26.27%
                                             28.35%   22.35%
    Fidelity VIP II Asset Manager                                            9.51%      10.77%    9.92%         11.53%     11.53%
                                             13.61%   7.61%     10.33%
    Maxim INVESCO Balanced                                         N/A        N/A       19.65%   17.38%         18.87%     16.69%
                                             16.95%   10.95%
    Stein Roe Balanced, Variable Series                                                 6.11%     .11%          11.54%     11.54%
                                             11.15%   5.15%     11.65%    10.87%
    Maxim Bond                                                               3.67%      6.70%     6.70%         6.70%       6.70%
                                             5.32%    -.68%     4.69%
    Maxim Loomis-Sayles Corporate Bond                             M/A        N/A       11.37%   10.33%         11.37%     10.33%
                                             2.14%    -3.86%
    Maxim U.S. Government Securities                  -.10%                3.99%        5.49%       5.49%       7.31%         7.31%
                                             5.90%              5.00%
    MaximAggressive Profile                           7.54%        N/A      N/A         16.76%   10.76%         12.61%      8.15%
                                             13.45%
    MaximModerately Aggressive Profile                5.16%        N/A      N/A         14.80%    8.80%         11.16%      6.68%
                                             11.16%
    MaximModerate Profile                             4.04%        N/A      N/A         12.49%    6.49%         9.44%       4.94%
                                             10.04%
    MaximModerately Conservative Profile              2.41%        N/A      N/A         10.47%    4.47%         7.93%       3.41%
                                             8.41%
    MaximConservative Profile                          .95%        N/A     N./A         10.12%    4.12%         7.67%       3.14%
                                             6.95%



The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

         INVESTMENT DIVISION              Eligible Fund Inception Date        Investment Division
                                                                          Inception In Series Account

Maxim Money Market                             February 25, 1982                 October 5, 1984
Maxim Bond                                     July 1, 1982                      October 5, 1984
Maxim Stock Index                              July 1, 1982                      October 5, 1984
Maxim U.S. Government Securities               April 4, 1985                     August 1, 1992
Maxim Small-Cap Index                          December 1, 1993                  January 3, 1994
Maxim Ariel Mid-Cap Value                      December 31, 1993                 January 3, 1994
Maxim Templeton International Equity           December 1, 1993                  January 3, 1994
Maxim Loomis-Sayles Corporate Bond             November 1, 1994                  November 1, 1994
Maxim Ariel Small-Cap Value                    December 1, 1993                  November 1, 1994
Maxim INVESCO ADR                              November 1, 1994                  November 1, 1994
Maxim INVESCO Small-Cap Growth                 November 1, 1994                  November 1, 1994
Maxim INVESCO Balanced                         October 1, 1996                   October 31, 1996
Maxim T. Rowe Price Equity/Income              November 1, 1994                  November 1, 1994
Maxim Value Index                              December 1, 1993                  September 11, 1997
Maxim Growth Index                             December 1, 1993                  September 11, 1997
Maxim Loomis-Sayles Small-Cap Value            November 1, 1994                  September 11, 1997
Maxim Founders Blue Chip                       June 30, 1997                     September 11, 1997
Maxim T. Rowe Price MidCap Growth              June 30, 1997                     September 11, 1997
MaximAggressive Profile                        September 11, 1997                September 11, 1997
Moderately Aggressive Profile                  September 11, 1997                September 11, 1997
Moderate Profile                               September 11, 1997                September 11, 1997
M                                              September 11, 1997                September 11, 1997
aximoderately Conservative Profile
Conservative Profile                           September 11, 1997                September 11, 1997
American Century VP Capital                    November 20, 1987                 August 1, 1992
Appreciation
Fidelity VIP Growth                            October 9, 1986                   March 1, 1994
Fidelity VIP II Asset Manager                  September 8, 1989                 March 1, 1994
Fidelity VIP II Contrafund                     November 5, 1998                  January 3, 1995
Janus Aspen Series, Worldwide Growth           September 13, 1993                June 1, 1998
Stein Roe Balanced, Variable Series            January 1, 1989                   June 1, 1998



VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Variable Sub-Account. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Annuity Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS  UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

Year 2000

We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs through the year 2000. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. We completed this process during the first quarter of 1999 and will conduct system testing with third parties throughout 1999. But, there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.


RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

        To  operate  the  Series
Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

        To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

        To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law. To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

        To  change  the  time or
time of day at which a Valuation Date is deemed to have ended.

        To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

To reject any application for any reason.

Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds.

Adding  and  Discontinuing  Investment
Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.


In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.


If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.



LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the SEC located at 450 Fifth Street, N.W., Washington, D.C.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

        1.     Custodian and
Independent Auditors
        2.     Underwriter
        3.     Calculation          of
Performance Data
        4.     Financial Statements

         Condensed Financial
         InformationAPENDIX A
   CONDENSED FINANCIAL INFORMATION
 Selected Data for Accumulation Units
  Outstanding Throughout Each Period
  For the YearPeriods Ended December
                 31,



         Condensed Financial
         InformationAPENDIX A
   CONDENSED FINANCIAL INFORMATION
 Selected Data for Accumulation Units
  Outstanding Throughout Each Period
  For the YearPeriods Ended December
                 31,




------------------------------------------ ---------- --------- ----------- ------------ ---------- -------- --------------- -------

INVESTMENT DIVISION       (1.25)      1998       1997      1996        1995         1994       1993     1992      1991  1990    1989

-------------------------------                       ---------             ------------            --------           ---------
                               -------- ----------           -----------              ----------          ---------        --------
MAXIM MONEY
MARKET
1

Value at beginning of period    $18.30     $17.60    $16.96      $16.25       $15.84     $15.60   $15.26    $14.59    $13.71  $12.72
Value at end of period          $19.01     $18.30    $17.60      $16.96       $16.25     $15.84   $15.60    $15.26    $14.59  $13.71
Increase (decrease) in value of  $0.71      $0.70     $0.64       $0.71        $0.41      $0.24    $0.34     $0.67     $0.88   $0.99
accumulation units
Number of accumulation units   3,758,054.923,877,164.13,129,281.2,880,571.672,277,816.08 684,668.93 787,941 901,603  846,538 723,266
outstanding at end of period

--------------------------------------- ---------- --------- ----------- ------------ ---------- -------- --------- --------- ------
MAXIM
BOND
1

Value at beginning of period    $28.36     $26.82    $26.05      $22.89       $23.74     $22.14   $21.10    $18.63     17.43  $15.60
Value at end of period          $29.87     $28.36    $26.82      $26.05       $22.89     $23.74   $22.14    $21.10    $18.63  $17.43
Increase (decrease) in value of  $1.51      $1.54     $0.77       $3.16      $(0.85)      $1.60    $1.04     $2.47     $1.20   $1.83
accumulation units
Number of accumulation  1,478,126.621,688,345.61,890,635.2,010,468.992,102,049.13 2,301,785.21,995,2912,067,966 1,765,573 1,524,813
unitsoutstanding at end of period

--------------------------------------- ---------- --------- ----------- ------------ ---------- -------- --------- ----------------
MAXIM STOCK
INDEX
1-2

Value at beginning of period    $57.44     $44.00    $36.57      $27.30       $27.61     $25.44   $24.33    $19.97    $20.34  $17.88
Value at end of period          $71.93     $57.44    $44.00      $36.57       $27.30     $27.61   $25.44    $24.33    $19.97  $20.34
Increase (decrease) in value of $14.49     $13.44     $7.43       $9.27      $(0.31)      $2.17    $1.11     $4.36   $(0.37)   $2.46
accumulation units
Number of accumulation 7,484,324.118,215,445.97,884,581.7,636,165.407,589,448.89 9,325,064.18,106,0118,262,908 6,501,628 5,369,016
units outstanding at end of period

                                                                                                                         --------
-------------------------------------------- ---------- --------- ----------- ------------ ---------- -------- --------- ---------
MAXIM U.S. GOVERNMENT
SECURITIES          3

Value at beginning of period         $13.51     $12.61    $12.29      $10.71       $11.21     $10.38   $10.00
Value at end of period               $14.31     $13.51    $12.61      $12.29       $10.71     $11.21   $10.38
Increase (decrease) in value of       $0.80      $0.90     $0.32       $1.58      $(0.50)      $0.83    $0.38
accumulation units
Number of accumulation units     3,217,525.643,225,407.43,234,023.3,165,425.832,756,894.60 1,892,295.3251,644
outstanding at end of period

-------------------------------------------- ---------- --------- ----------- ------------ ---------- --------
AMERICAN CENTURY VP CAPITAL
APPRECIATION
3

Value at beginning of period         $13.48     $14.11    $14.93      $11.53       $11.82     $10.85   $10.00
Value at end of period               $13.02     $13.48    $14.11      $14.93       $11.53     $11.82   $10.85
Increase (decrease) in value of     ($0.46)    $(0.63)   $(0.82)       $3.40      $(0.29)      $0.97    $0.85
accumulation units
Number of accumulation units     2,088,303.723,207,248.84,560,706.4,954,474.124,420,493.64 2,607,850.2647,466
outstanding at end of period

-------------------------------------------- ---------- --------- ----------- ------------ ---------- --------

AMERICAN CENTURY VP BALANCED
Value at beginning of period         $16.41     $14.36    $12.96      $10.83       $10.90     $10.25   $10.00
Value at end of period               $18.77     $16.41    $14.36      $12.96       $10.83     $10.90   $10.25
Increase (decrease) in value of       $2.36      $2.05     $1.40       $2.13      $(0.07)      $0.65    $0.25
accumulation units
Number of accumulation units       1,510.32   1,890.46  3,238,207.3,153,172.392,877,738.22 1,752,731  473,968
outstanding at end of period

                                                                                           ---------- --------
-------------------------------------------- ---------- --------- ----------- ------------
MAXIM SMALL-CAP
INDEX
4

Value at beginning of period         $16.08     $13.46    $11.82       $9.48       $10.00
Value at end of period               $15.63     $16.08    $13.46      $11.82        $9.48
Increase (decrease) in value of     ($0.45)      $2.62     $1.64       $2.34      $(0.52)
accumulation units
Number of accumulation units     654,733.49  711,865.97 477,902.35296,281.36   152,895.00
outstanding at end of period

-------------------------------------------- ---------- --------- ----------- ------------

MAXIM TEMPLETON INTERNATIONAL

EQUITY

4, 10
Value at beginning of period         $13.43     $13.33    $11.29      $10.49       $10.00
Value at end of period               $12.59     $13.43    $13.33      $11.29       $10.49
Increase (decrease) in value of     ($0.84)      $0.10     $2.04       $0.80        $0.49
accumulation units
Number of accumulation units     2,333,665.812,831,592.92,249,181.1,645,237.341,075,821.94
outstanding at end of period

-------------------------------------------- ---------- --------- ----------- ------------


-------------------------------------------- ---------- --------- ---------- -------------

INVESTMENT DIVISION       (1.25)       1998       1997      1996       1995          1994

-------------------------------------------- ---------- --------- ---------- -------------
-------------------------------------------- ---------- --------- ----------- ------------

MAXIM ARIEL MID-CAP VALUE
4, 10, 11
Value at beginning of period         $15.99     $14.34    $13.70      $10.96       $10.00
Value at end of period               $21.12     $15.99    $14.34      $13.70       $10.96
Increase (decrease) in value of       $5.13      $1.65     $0.64       $2.74        $0.96
accumulation units
Value at end of period                        $17.77     $14.57     $12.86     $9.62
Number of accumulation units     2,277,248.952,495,810.82,440,068.1,715,174.42 788,758.55
outstanding at end of period

                                 ----------- ---------- --------- ----------- ------------
---------------------------------

FIDELITY VIP
GROWTH
5
Value at beginning of period              $17.77     $14.57    $12.86       $9.62       $10.00
Value at end of period                    $24.48     $17.77    $14.57      $12.86        $9.62
Increase (decrease) in value of            $6.71      $3.20     $1.71       $3.24      $(0.38)
accumulation units
Number of accumulation units          3,681,235.623,352,899.82,500,808.1,502,634.51 559,313.44
outstanding at end of period

------------------------------------- ----------- ---------- --------- ----------- ------------
FIDELITY VIP II ASSET
MANAGER                     5

Value at beginning of period              $14.50     $12.17    $10.76       $9.31       $10.00
Value at end of period                    $16.47     $14.50    $12.17      $10.76        $9.31
Increase (decrease) in value of            $1.97      $2.33     $1.41       $1.45      $(0.69)
accumulation units
Number of accumulation units          2,065,741.392,104,778.41,593,034.1,202,943.32 768,426.17
outstanding at end of period

------------------------------------- ----------- ---------- --------- ----------- ------------
------------------------------------- ----------- ---------- --------- ----------- ------------
MAXIM T. ROWE PRICE EQUITY/INCOME
6

Value at beginning of period              $19.47     $15.30    $12.98       $9.85       $10.00
Value at end of period                    $20.94     $19.47    $15.30      $12.98        $9.85
Increase (decrease) in value of            $1.47      $4.17     $2.32       $3.13      $(0.15)
accumulation units
Number of accumulation units          3,756,224.783,595,375.01,702,863.550,610.66    16,574.29
outstanding at end of period

------------------------------------- ----------- ---------- --------- ----------- ------------
------------------------------------- ----------- ---------- --------- ----------- ------------

MAXIM ARIEL SMALL-CAP VALUE   6, 10
Value at beginning of period              $17.03     $13.48    $11.58      $10.15       $10.00
Value at end of period                             $17.03     $13.48     $11.58    $10.15
Value at end of period                    $18.21     $17.03    $13.48      $11.58       $10.15
Increase (decrease) in value of            $1.18      $3.55     $1.90       $1.43        $0.15
accumulation units
Number of accumulation units          162,035.10  113,566.69 39,184.70  30,919.44          .01
outstanding at end of period

------------------------------------- ----------- ---------- --------- ----------- ------------
------------------------------------- ----------- ---------- --------- ----------- ------------

MAXIM LOOMIS-SAYLES CORPORATE BOND
6

6, 10

------------------------------------ ---------- ---------- ---------- ---------- ---------


Value at beginning of period              $15.09     $13.55    $12.44      $10.00
Value at end of period                    $15.41     $15.09    $13.55      $12.44
Increase (decrease) in value of            $0.32      $1.54     $1.11       $2.44
accumulation units
Number of accumulation units          1,134,813.38986,392.61 478,757.71220,637.10
outstanding at end of period

------------------------------------- ----------- ---------- --------- -----------
------------------------------------- ----------- ---------- --------- -----------
MAXIM INVESCO
ADR
6

Value at beginning of period              $14.90     $13.46    $11.25      $10.00
Value at end of period                    $16.28     $14.90    $13.46      $11.25
Increase (decrease) in value of            $1.38      $1.44     $2.21       $1.25
accumulation units
Number of accumulation units          347,745.34  314,943.72 126,363.18 23,104.73
outstanding at end of period

------------------------------------- ----------- ---------- ---------
------------------------------------- ----------- ---------- --------- -----------
MAXIM INVESCO SMALL-CAP GROWTH
6

Value at beginning of period              $19.21     $16.38    $13.09      $10.00
Value at end of period                    $22.31     $19.21    $16.38      $13.09
Increase (decrease) in value of            $3.10      $2.83     $3.29       $3.09
accumulation units
Number of accumulation units          1,277,401.421,340,084.3776,719.68210,982.04
outstanding at end of period

------------------------------------- ----------- ---------- --------- -----------

----------------------------------------- ---------- ---------- ----------

INVESTMENT DIVISION       (1.25)               1998       1997       1996

----------------------------------------- ---------- ---------- ----------
----------------------------------------- ---------- ---------- ----------
MAXIM INVESCO
BALANCED                               7

Value at beginning of period                 $12.62     $10.13     $10.00
Value at end of period                       $14.76     $12.62     $10.13
Increase (decrease) in value of               $2.14      $2.49      $0.13
accumulation units
Number of accumulation units              5,029,978.14,925,017.322,568.19
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ---------- ----------
MAXIM VALUE
INDEX
8

Value at beginning of period                 $10.82     $10.00
Value at end of period                       $12.23     $10.82
Increase (decrease) in value of               $1.41      $0.82
accumulation units
Number of accumulation units              362,062.57 55,506.37
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------
MAXIM GROWTH
INDEX
8

Value at beginning of period                 $10.44     $10.00
Value at end of period                       $14.16     $10.44
Increase (decrease) in value of               $3.72      $0.44
accumulation units
Number of accumulation units              566,409.87 47,353.03
outstanding at end of period

----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE

8, 10
Value at beginning of period                 $10.01     $10.00
Value at end of period                        $9.66     $10.01
Increase (decrease) in value of             ($0.35)      $0.01
accumulation units
Number of accumulation units              188,314.26 70,399.46
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM FOUNDERS BLUE
CHIP                        8, 10
Value at beginning of period                 $10.45     $10.00
Value at end of period                       $12.17     $10.45
Increase (decrease) in value of               $1.72      $0.45
accumulation units
Number of accumulation units              209,618.75 81,095.13
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICEMID-CAP GROWTH

8, 10
Value at beginning of period                 $10.31     $10.00
Value at end of period                       $12.45     $10.31
Increase (decrease) in value of               $2.14      $0.31
accumulation units
Number of accumulation units              384,828.79 128,683.86
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIMAGGRESSIVE
PROFILE
8
Value at beginning of period                 $10.29     $10.00
Value at end of period                       $11.68     $10.29
Increase (decrease) in value of               $1.39      $0.29
accumulation units
Number of accumulation units              192,086.65 58,762.77
outstanding at end of period

----------------------------------------- --------- -----------

---------------------------------------- ---------- ----------

INVESTMENT DIVISION       (1.25)              1998       1997

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

MODERATELY AGGRESSIVE
PROFILE
8
Value at beginning of period                $10.33     $10.00
Value at end of period                      $11.48     $10.33
Increase (decrease) in value of              $1.15      $0.33
accumulation units
Number of accumulation units             446,496.19 141,839.79
outstanding at end of period

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

MODERATE Current Accumulation Unit Values ca be obtained by calling GWL&A toll-free at
PROFILE         1-800-523-4106

8


     Value at beginning of period $10.22 $10.00 Value at end of period $11.25 $10.22 1. Inception date for the Maxim Money Market, Maxim Bond and Maxim Stock Index Investment Divisions was October 5, 1984. Increase (decrease) in value of $1.03 $0.22 2. Prior to December 1, 1992, the Growth Investment Division. accumulation units Number of accumulation units 418,487.19 110,105.33 3. Inception date for the Maxim U.S. Government Securities and American Century VP Capital outstanding at end of period Appreciation Investment Divisions was August 1, 1992.

---------------------------------------- ---------- ----------

   sions is August 1,

---------------------------------------- ---------- ----------



        MAXIM MODERATELY AGGRESSIVE    4.  Inception date for Ariel Maxim Mid-Cap
PROFILE                                (Growth Fund I), MaximValue, Maxim Templeton International Equity and Maxim Small-Cap Index
MODERATELY CONSERVATIVE PROFILE         Investment Divisions is
8                                           Investment Divisions was  January 3, 1994.
Value at beginning of period    $10.19 $10.00  5.  Inception date for Fidelity VIP Growth, Fidelity VIP II Asset Manager Investment
                                               Divisions     was
March 1, 1994.
Value at end of period          $11.05 $10.19  6.  Inception date for Maxim Ariel Small-Cap Value (Ariel Value), Maxim Loomis-Sayles
Corporate Bond, Maxim INVESCO ADR,
                                        Maxim INVESCO Small-Cap Growth, and Maxim T. Rowe Price Equity/Income Investment
                                   Divisions was November 1, 1994.
Increase (decrease) in value o$0.86 $0.19  7. Inception date for Maxim INVESCO Balanced Investment Division was October 31, 1996.
accumulation units
Number of accumulation units 354,140.45 53,608.55  8. Inception date for Maxim Value Index, Maxim Growth Index, Maxim Loomis-Sayles
outstanding at end of period              Small-CapValue, Maxim Founders Blue Chip,
                                               Maxim T.Rowe Price MidCap Growth, Aggressive Profile, Moderately Aggressive Profile,
                                           Moderate Profile,
                                           Moderately Conservative Profile, and Conservative Profile Investment Divisions was
                                           September 11, 1997.


---------------------------------------- ---------- ----------

Number of accumulation units                        72,034.42
outstanding at end of period

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

CONSERVATIVE 9.  Inception  date of the  Fidelity  VIPII  Contrafund  Investment
     Division was November 5, 1998 PROFILE 8 Value at beginning of period $10.32 $10.00 10. On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to indicate Value at end of period $11.04 $10.32 the name of the sub-adviser managing these funds. The portfolio names which existed prior to this time were Maxim MidCap Value Increase (decrease) in value of $0.72 $0.32 Maxim International, Maxim Small-Cap Value, Maxim Corporate Bond, Maxim Small-Cap accumulation units Aggressive Growth, Maxim Blue Chip and Number of accumulation units 436,225.06 72,034.42 Maxim MidCap Growth respectively. outstanding at end of period 11. Prior to February 5, 1999 the Maxim MidCap (Growth Fund I).

---------------------------------------- ---------- ----------
---------------------------------------- ----------

FIDELITY VIP II
CONTRAFUND                           9
Value at beginning of period                $10.00
Value at end of period                      $11.69
Increase (decrease) in value of              $1.69
accumulation units
Number of accumulation units             79,502.22
outstanding at end of period

---------------------------------------- ----------

---------------------------------------- ----------



---------------------------------------- ---------- ---------- ---------- ----------

INVESTMENT DIVISION        (0.95)             1998       1997       1996       1995

----------------------------------------                       ---------- ----------

                                         ---------- ----------
MAXIM MONEY
MARKET
1
Value at beginning of period                $10.89     $10.44     $10.04     $10.00
Value at end of period                       11.34     $10.89     $10.44     $10.04
Increase (decrease) in value of              $0.45      $0.45      $0.40      $0.04
accumulation units
Number of accumulation units             352,052.98 1,402,319.6343,499.44 169,096.04
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM
BOND
1
Value at beginning of period                $11.08     $10.44     $10.11     $10.00
Value at end of period                      $11.70     $11.08     $10.44     $10.11
Increase (decrease) in value of              $0.62      $0.64      $0.33      $0.11
accumulation units
Number of accumulation units             271,537.15 251,460.22 287,152.67 197,590.07
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM STOCK
INDEX
1-2
Value at beginning of period                $16.27     $12.43     $10.30     $10.00
Value at end of period                      $20.44     $16.27     $12.43     $10.30
Increase (decrease) in value of              $4.17      $3.84      $2.13      $0.30
accumulation units
Number of accumulation units             1,470,364.92,328,852.12,057,207.6937,180.75
outstanding at end of period

                                                                          ----------
---------------------------------------- ---------- ---------- ---------- ----------

MAXIM U.S. GOVERNMENT
SECURITIES          1
Value at beginning of period                $11.23     $10.45     $10.15     $10.00
Value at end of period                      $11.93     $11.23     $10.45     $10.15
Increase (decrease) in value of              $0.70      $0.78      $0.30      $0.15
accumulation units
Number of accumulation units             151,304.43 112,314.59 119,989.13 39,695.16
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

AMERICAN CENTURY VP CAPITAL
APPRECIATION
1
Value at beginning of period                 $9.01      $9.40      $9.92     $10.00
Value at end of period                       $8.73      $9.01      $9.40      $9.92
Increase (decrease) in value of            ($0.28)    ($0.39)    ($0.52)    ($0.08)
accumulation units
Number of accumulation units             304,341.17 331,874.62 585,432.85 292,581.15
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM ARIEL MID-CAP
VALUE                  1, 7, 8
Value at beginning of period                $12.14     $10.85     $10.34     $10.00
Value at end of period                      $16.08     $12.14     $10.85     $10.34
Increase (decrease) in value of              $3.94      $1.29      $0.51      $0.34
accumulation units
Number of accumulation units             470,211.38 422,167.92 528,556.23 194,687.27
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM SMALL-CAP
INDEX
1
Value at beginning of period                $14.28     $11.92     $10.43     $10.00
Value at end of period                      $13.92     $14.28     $11.92     $10.43
Increase (decrease) in value of            ($0.36)      $2.36      $1.49      $0.43
accumulation units
Number of accumulation units             72,881.82  147,236.05 132,987.33 72,120.51
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
1, 7
Value at beginning of period                $12.39     $12.27     $10.36     $10.00
Value at end of period                      $11.66     $12.39     $12.27     $10.36
Increase (decrease) in value of            ($0.73)      $0.12      $1.91      $0.36
accumulation units
Number of accumulation units             498,703.59 557,569.31 $548,157.84290,190.44
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------


---------------------------------------- ---------- ---------- ---------- ----------

INVESTMENT DIVISION        (0.95)             1998       1997       1996       1995

---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------

FIDELITY VIP
GROWTH
1
Value at beginning of period                $13.36     $10.93      $9.62     $10.00
Value at end of period                      $18.46     $13.36     $10.93      $9.62
Increase (decrease) in value of              $5.10      $2.43      $1.31    ($0.38)
accumulation units
Number of accumulation units             503,651.35 588,801.03 463,651.69 164,201.34
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------
----------------------------------------

FIDELITY VIP II ASSET
MANAGER                     1
Value at beginning of period                $14.27     $11.91     $10.49     $10.00
Value at end of period                      $16.26     $14.27     $11.91     $10.49
Increase (decrease) in value of              $1.99      $2.36      $1.42      $0.49
accumulation units
Number of accumulation units             163,995.76 243,166.13 220,279.35 118,138.13
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------

MAXIM T. ROWE PRICE
EQUITY/INCOME       1
Value at beginning of period                $15.74     $12.34     $10.43     $10.00
Value at end of period                      $16.99     $15.74     $12.34     $10.43
Increase (decrease) in value of              $1.25      $3.40      $1.91      $0.43
accumulation units
 Number of accumulation units            379,091.37 561,621.67 276,648.63  1,324.94
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------

MAXIM ARIEL SMALL-CAP
VALUE                1, 7
Value at beginning of period                $15.50     $12.24     $10.48     $10.00
Value at end of period                      $16.63     $15.50     $12.24     $10.48
Increase (decrease) in value of              $1.13      $3.26      $1.76      $0.48
accumulation units
Number of accumulation units             21,916.39   4,787.54   1,652.65     164.60
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------

MAXIM LOOMIS-SAYLES CORPORATE BOND

1, 7
Value at beginning of period                $12.57     $11.26     $10.30     $10.00
Value at end of period                      $12.88     $12.57     $11.26     $10.30
Increase (decrease) in value of              $0.31      $1.31      $0.96      $0.30
accumulation units
Number of accumulation units             107,193.71 84,830.69  38,958.69     269.42
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------
---------------------------------------- ---------- ---------- ---------- ----------

MAXIM INVESCO
ADR
1
Value at beginning of period                $13.88     $12.50     $10.41     $10.00
Value at end of period                      $15.21     $13.88     $12.50     $10.41
Increase (decrease) in value of              $1.33      $1.38      $2.09      $0.41
accumulation units
Number of accumulation units             51,071.84  149,143.92 74,310.25   1,130.83
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

AMERICAN CENTURY VP BALANCED
Value at beginning of period                $12.98     $11.31     $10.18     $10.00
Value at end of period                      $14.88     $12.98     $11.31     $10.18
Increase (decrease) in value of              $1.90      $1.67      $1.13      $0.18
accumulation units
Number of accumulation units              1,003.91   3,607.78  237,929.35 84,634.10
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

MAXIM INVESCO SMALL-CAP
GROWTH          1
Value at beginning of period                $15.90     $13.52     $10.77     $10.00
Value at end of period                      $18.52     $15.90     $13.52     $10.77
Increase (decrease) in value of              $2.62      $2.38      $2.75      $0.77
accumulation units
 Number of accumulation units            251,992.27 296,221.15 159,393.34 24,147.18
outstanding at end of period

---------------------------------------- ---------- ---------- ---------- ----------

----------------------------------------- ---------- --------- -----------

INVESTMENT DIVISION        (0.95)              1998      1997        1996

----------------------------------------- ---------- --------- -----------
----------------------------------------- ---------- ---------- ----------

MAXIM INVESCO
BALANCED                               3
Value at beginning of period                 $12.66     $10.14     $10.00
Value at end of period                       $14.85     $12.66     $10.14
Increase (decrease) in value of               $2.19      $2.52      $0.14
accumulation units
Number of accumulation units              342,274.21 340,421.00  4,262.66
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ---------- ----------

MAXIM VALUE
INDEX
4
Value at beginning of period                 $10.83     $10.00
Value at end of period                       $12.28     $10.83
Increase (decrease) in value of               $1.45      $0.83
accumulation units
Number of accumulation units              23,951.01  12,307.01
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM GROWTH
INDEX
4
Value at beginning of period                 $10.45     $10.00
Value at end of period                       $14.21     $10.45
Increase (decrease) in value of               $3.76      $0.45
accumulation units
Number of accumulation units              66,115.58   1,779.77
outstanding at end of period


----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE

4, 7
Value at beginning of period                 $10.01     $10.00
Value at end of period                        $9.69     $10.01
Increase (decrease) in value of             ($0.32)      $0.01
accumulation units
Number of accumulation units              22,333.17   9,792.14
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM FOUNDERS BLUE
CHIP                        4, 7
Value at beginning of period                 $10.46     $10.00
Value at end of period                       $12.22     $10.46
Increase (decrease) in value of               $1.76      $0.46
accumulation units
Number of accumulation units              18,073.50   7,818.57
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICE MID-CAP GROWTH 4, 7
Value at beginning of period                 $10.32     $10.00
Value at end of period                       $12.49     $10.32
Increase (decrease) in value of               $2.17      $0.32
accumulation units
Number of accumulation units              55,481.56  12,739.10
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ---------

AGGRESSIVE
PROFILE
4
Value at beginning of period                 $10.30    $10.00
Value at end of period                       $11.72    $10.30
Increase (decrease) in value of               $1.42     $0.30
accumulation units
Number of accumulation units              39,090.58  9,576.11
outstanding at end of period

----------------------------------------- ---------- ---------







---------------------------------------- ---------- ----------

INVESTMENT DIVISION        (0.95)             1998       1997

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

MODERATELY AGGRESSIVE PROFILE

4
Value at beginning of period                $10.34     $10.00
Value at end of period                      $11.52     $10.34
Increase (decrease) in value of              $1.18      $0.34
accumulation units
Number of accumulation units             36,452.19  53,828.37
outstanding at end of period

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

MODERATE  Current  Accumulation  Unit  Values ca be  obtained  by calling  GWL&A toll-free at PROFILE 1-800-523-4106 4 Value at beginning of period $10.23 $10.00
Value at end of period  $11.28  $10.23 1.  Inception  dates for the Maxim  Money
Market,  Maxim  Bond,  Maxim  Stock  Index,  Maxim U.S.  Government  Securities,
Increase  (decrease) in $1.05 $0.23  American  Century VP Capital  Appreciation,
Maxim  Ariel  Mid-Cap  Value,   Maxim  value  of  accumulation  units  Templeton
International  Equity,  Number of accumulation  units 16,878.33  44,770.91 Maxim
Small-Cap  Index,  Fidelity  VIP  Growth,  Fidelity  VIP II Asset  Manager,Maxim
outstanding  at  end  of  period  Ariel  Small-Cap  Value,  Maxim  Loomis-Sayles
Corporate Bond, Maxim INVESCO ADR, Maxim INVESCO Small-Cap Growth, and

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

     MODERATELY   CONSERVATIVE   PROFILE  Maxim  T.  Rowe  Price   Equity/Income
Investment  Divisions was December 4, 1995 4 Value at beginning of period $10.20
$10.00 2. Prior to December 1, 1992, the Growth  Investment  Division.  Value at
end of  period  $11.04  $10.20 3.  Inception  date for  Maxim  INVESCO  Balanced
Investment  Division was October 31, 1996. Increase (decrease) in value of $0.84
$0.20  accumulation  units Number of  accumulation  units 4,110.80  53,438.52 4.
Inception date for Maxim Value Index,  Maxim Growth Index,  Maxim  Loomis-Sayles
Small-Cap outstanding at end of period Value, Maxim Founders Blue Chip, Maxim T.
Rowe Price MidCap Growth,  Aggressive  Profile,  Moderately  Aggressive Profile,
Moderate Profile,  Moderately  Conservative  Profile,  and Conservative  Profile
Investment Divisions was September 11, 1997.

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

     CONSERVATIVE 5. Inception date for Janus Aspen Worldwide Growth  Investment
Division  was PROFILE  October 12, 1998 4 Value at  beginning  of period  $10.33
$10.00 6. Inception date for Fidelity  Investments VIP II Contrafund  Investment
Division was November 12, 1998.  Value at end of period $11.15 $10.33 7 On April
7, 1999 the Maxim Series Fund Board of Directors  authorized the name changes of the indicated portfolios to indicate Increase (decrease) in value of $0.82 $0.33 the name of the  sub-adviser  managing  these funds.  The portfolio  names which accumulation  units  existed  prior to this time  were  Maxim  MidCap  Number of
accumulation  units  3,968.60  94,228.09  Value,  Maxim   International,   Maxim
Small-Cap  Value,  Maxim  Corporate  Bond,  Maxim  outstanding  at end of period
Small-Cap   Aggressive   Growth,   Maxim  Blue  Chip  and  Maxim  MidCap  Growth
respectively.

----------------------------------------            ----------
---------------------------------------- ----------

JANUS ASPEN WORLDWIDE  8.Prior to February 5, 1999 the Maxim MidCap (Growth Fund
I). GROWTH 5
Value at beginning of period                $10.00
Value at end of period                      $12.59
Increase (decrease) in value of              $2.59
accumulation units
Number of accumulation units             48,118.83
outstanding at end of period

---------------------------------------- ----------

FIDELITY VIP II
CONTRAFUND                           6
Value at beginning of period                $10.00
Value at end of period                      $11.70
Increase (decrease) in value of              $1.70
accumulation units
Number of accumulation units              1,792.37
outstanding at end of period

---------------------------------------- ----------

---------------------------------------- ---------- ----------

INVESTMENT DIVISION  (0.75)                   1998       1997

---------------------------------------- ---------- ----------

MAXIM MONEY
MARKET
1
Value at beginning of period                $10.25     $10.00
Value at end of period                      $10.70     $10.25
Increase (decrease) in value of              $0.45      $0.25
accumulation units
Number of accumulation units             1,613,050.211,698.04
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM
BOND
1
Value at beginning of period                $10.38     $10.00
Value at end of period                      $10.99     $10.38
Increase (decrease) in value of              $0.61      $0.38
accumulation units
Number of accumulation units             302,285.65 19,087.44
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM STOCK
INDEX
1-2
Value at beginning of period                $10.95     $10.00
Value at end of period                      $13.78     $10.95
Increase (decrease) in value of              $2.83      $0.95
accumulation units
Number of accumulation units             3,382,583.0167,748.34
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM U.S. GOVERNMENT
SECURITIES          1
Value at beginning of period                $10.47     $10.00
Value at end of period                      $11.14     $10.47
Increase (decrease) in value of              $0.67      $0.47
accumulation units
Number of accumulation units             341,859.87    739.30
outstanding at end of period

---------------------------------------- ---------- ----------

AMERICAN CENTURY VP CAPITAL
APPRECIATION
1
Value at beginning of period                $10.09     $10.00
Value at end of period                       $9.80     $10.09
Increase (decrease) in value of            ($0.29)      $0.09
accumulation units
Number of accumulation units             164,721.68    449.77
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM ARIEL MID-CAP
VALUE                 1, 6, 7
Value at beginning of period                $11.00     $10.00
Value at end of period                      $14.60     $11.00
Increase (decrease) in value of              $3.60      $1.00
accumulation units
Number of accumulation units             256,925.44  2,545.66
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM SMALL-CAP
INDEX
1
Value at beginning of period                $11.14     $10.00
Value at end of period                      $10.88     $11.14
Increase (decrease) in value of            ($0.26)      $1.14
accumulation units
Number of accumulation units             183,674.90  1,923.32
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
1, 6
Value at beginning of period                 $9.42     $10.00
Value at end of period                       $8.88      $9.42
Increase (decrease) in value of            ($0.54)    ($0.58)
accumulation units
Number of accumulation units             122,570.24  2,087.94
outstanding at end of period

---------------------------------------- ---------- ----------



----------------------------------------- ---------- ---------

INVESTMENT DIVISION  (0.75)                    1998      1997

----------------------------------------- ---------- ---------

FIDELITY VIP
GROWTH
1
Value at beginning of period                 $10.82     $10.00
Value at end of period                       $14.98     $10.82
Increase (decrease) in value of               $4.16      $0.82
accumulation units
Number of accumulation units              593,071.00  3,446.98
outstanding at end of period

----------------------------------------- ---------- ----------
-----------------------------------------

FIDELITY VIP II ASSET
MANAGER                     1
Value at beginning of period                 $10.74     $10.00
Value at end of period                       $12.27     $10.74
Increase (decrease) in value of               $1.53      $0.74
accumulation units
Number of accumulation units              287,339.45  1,232.17
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICE EQUITY/INCOME
1
Value at beginning of period                 $11.14     $10.00
Value at end of period                       $12.04     $11.14
Increase (decrease) in value of               $0.90      $1.14
accumulation units
Number of accumulation units              614,261.17  1,715.12
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM ARIEL SMALL-CAP
VALUE                1,6
Value at beginning of period                 $11.81     $10.00
Value at end of period                       $12.69     $11.81
Increase (decrease) in value of               $0.88      $1.81
accumulation units
Number of accumulation units              24,665.53     395.12
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES CORPORATE BOND

1, 6
Value at beginning of period                 $10.55     $10.00
Value at end of period                       $10.83     $10.55
Increase (decrease) in value of               $0.28      $0.55
accumulation units
Number of accumulation units              178,619.57    140.06
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM INVESCO
ADR
1
Value at beginning of period                 $10.01     $10.00
Value at end of period                       $10.99     $10.01
Increase (decrease) in value of               $0.98      $0.01
accumulation units
Number of accumulation units              292,162.25      7.11
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM INVESCO SMALL-CAP GROWTH
1
Value at beginning of period                 $11.11     $10.00
Value at end of period                       $12.97     $11.11
Increase (decrease) in value of               $1.86      $1.11
accumulation units
Number of accumulation units              334,433.76    754.64
outstanding at end of period

----------------------------------------- ---------- ----------








----------------------------------------- ---------- ---------

INVESTMENT DIVISION  (0.75)                    1998      1997

----------------------------------------- ---------- ---------
----------------------------------------- ---------- ----------

MAXIM INVESCO
BALANCED                               1
Value at beginning of period                 $10.63     $10.00
Value at end of period                       $12.50     $10.63
Increase (decrease) in value of               $1.87      $0.63
accumulation units
Number of accumulation units              530,510.93  1,275.72
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM VALUE
INDEX
3
Value at beginning of period                 $10.84     $10.00
Value at end of period                       $12.31     $10.84
Increase (decrease) in value of               $1.47      $0.84
accumulation units
Number of accumulation units              41,993.96
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM GROWTH
INDEX
3
Value at beginning of period                 $10.46     $10.00
Value at end of period                       $14.25     $10.46
Increase (decrease) in value of               $3.79      $0.46
accumulation units
Number of accumulation units              24,247.29
outstanding at end of period


----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE

3, 6
Value at beginning of period                 $10.02     $10.00
Value at end of period                        $9.72     $10.02
Increase (decrease) in value of             ($0.30)      $0.02
accumulation units
Number of accumulation units              14,660.30
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM FOUNDERS BLUE
CHIP                         3, 6
Value at beginning of period                 $10.47     $10.00
Value at end of period                       $12.25     $10.47
Increase (decrease) in value of               $1.78      $0.47
accumulation units
Number of accumulation units              26,637.10
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICE MID-CAP GROWTH 3, 6
Value at beginning of period                 $10.33     $10.00
Value at end of period                       $12.53     $10.33
Increase (decrease) in value of               $2.20      $0.33
accumulation units
Number of accumulation units              36,548.42
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

AGGRESSIVE
PROFILE
3
Value at beginning of period                 $10.31     $10.00
Value at end of period                       $11.75     $10.31
Increase (decrease) in value of               $1.44      $0.31
accumulation units
Number of accumulation units              15,150.39
outstanding at end of period

----------------------------------------- ---------- ----------

---------------------------------------- ---------- ----------

INVESTMENT DIVISION  (0.75)                   1998       1997

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

MODERATELY AGGRESSIVE
PROFILE             3
Value at beginning of period                $10.34     $10.00
Value at end of period                      $11.55     $10.34
Increase (decrease) in value of              $1.21      $0.34
accumulation units
Number of accumulation units             140,358.02
outstanding at end of period

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------


MODERATE
PROFILE
3
Value at beginning of period        $10.24     $10.00 Current Accumulation Unit Values ca be obtained by calling GWL&A toll-free at
                                                      -----------------------------------------------------------------------------
                                                      1-800-523-4106
Value at end of period              $11.32     $10.24
Increase (decrease) in value of      $1.08      $0.24 1.  Inception date for the Maxim Money Market, Maxim Bond, Maxim Stock Index,
accumulation units                                    Maxim U.S. Government Securities
Number of accumulation units     258,990.96                American Century VP Capital Appreciation, Maxim Ariel Mid-Cap Value,Maxim
outstanding at end of period                          Small-Cap Index, Maxim Templeton
                                                            International Equity, Fidelity VIP Growth, Fidelity VIP II AssetManager,

                          Maxim Ariel Small-Cap Value,

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------


MODERATELY CONSERVATIVE PROFILE                            Maxim Loomi-Sayles Corporate Bond, Maxim INVESCO ADR, Maxim INVESCO
3                                               Small-Cap Growth, Maxim T. Rowe
                                                      Price Equity/Income, and Maxim INVESCO Balanced Investment Division was June
                                                13, 1997
Value at beginning of period     $10.21     $10.00 2.  Prior to December 1, 1992, the Growth Investment Division.
Value at end of period           $11.12     $10.21 3. Inception date for Maxim Value Index, Maxim Growth Index, Maxim Loomis-Sayles
                         Small-CapValue, Maxim Founders
Increase (decrease) in value of      $0.91 $0.21      Blue Chip, Maxim T.Rowe Price MidCap Growth, Aggressive Profile, Moderately
accumulation units                                Aggressive Profile,
Number of accumulation units      338,437.20       Moderate Profile, Moderately Conservative Profile,  and Conservative Profile
outstanding at end of period                      Investment Divisions
                             was September 11, 1997.

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

CONSERVATIVE                                            4.  Inception date for Janus Aspen Worldwide Growth and SteinRoe Balanced,
PROFILE                                                 Variable Series Investment Divisions was June 2, 1998
3
Value at beginning of period        $10.34  $10.00          5.  Inception date for Fidelity Investments VIP II Contrafund Investment
                                                    Division was November 12, 1998
Value at end of period              $11.11  $10.34      6 On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to
Increase (decrease) in value of      $0.77   $0.34        indicate the name of the sub-adviser managing these funds.  The portfolio
accumulation units                                  names which existed prior to this time were
Number of accumulation units     426,692.38               Maxim MidCap Value, Maxim International,  Maxim Small-Cap Value, Maxim
outstanding at end of period                        Corporate Bond, Maxim Small-Cap Aggressive
                                                           Growth,  Maxim Blue Chip  and Maxim MidCap Growth respectively.

---------------------------------------- ---------- ----------
---------------------------------------- ----------

JANUS ASPEN WORLDWIDE 7. Prior to February 5, 1999 the Maxim MidCap (Growth Fund
I). GROWTH 4 Value at beginning of period $10.00 Value at end of period $10.65 Increase (decrease) in value of $0.65 accumulation units Number of accumulation units 17,591.36 outstanding at end of period

---------------------------------------- ----------

STEIN ROE BALANCED, VARIABLE
SERIES     4
Value at beginning of period                $10.00
Value at end of period                      $10.72
Increase (decrease) in value of              $0.72
accumulation units
Number of accumulation units              4,142.27
outstanding at end of period

---------------------------------------- ----------

FIDELITY VIP II
CONTRAFUND                            5
Value at beginning of period                $10.00
Value at end of period                      $11.70
Increase (decrease) in value of              $1.70
accumulation units
Number of accumulation units                545.53
outstanding at end of period

---------------------------------------- ----------

---------------------------------------- ---------- ----------

INVESTMENT DIVISION  (0.55)                   1998       1997

----------------------------------------

                                         ---------- ----------
MAXIM MONEY
MARKET
1
Value at beginning of period                $10.47     $10.00
Value at end of period                      $10.95     $10.47
Increase (decrease) in value of              $0.48      $0.47
accumulation units
Number of accumulation units             719,236.73 875,612.10
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM
BOND
1
Value at beginning of period                $10.48     $10.00
Value at end of period                      $11.12     $10.48
Increase (decrease) in value of              $0.64      $0.48
accumulation units
Number of accumulation units              7,489.11   3,958.65
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM STOCK
INDEX
1-2
Value at beginning of period                $13.15     $10.00
Value at end of period                      $16.58     $13.15
Increase (decrease) in value of              $3.43      $3.15
accumulation units
Number of accumulation units             106,369.29 94,900.40
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM U.S. GOVERNMENT
SECURITIES          1
Value at beginning of period                $10.62     $10.00
Value at end of period                      $11.33     $10.62
Increase (decrease) in value of              $0.71     $0.62)
accumulation units
Number of accumulation units             13,389.95   3,531.32
outstanding at end of period

---------------------------------------- ---------- ----------

AMERICAN CENTURY VP CAPITAL
APPRECIATION
1
Value at beginning of period                 $9.62     $10.00
Value at end of period                       $9.36      $9.62
Increase (decrease) in value of            ($0.26)    ($0.38)
accumulation units
Number of accumulation units             10,882.95  14,859.84
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM ARIEL MID-CAP
VALUE                 1, 5, 6
Value at beginning of period                $11.23     $10.00
Value at end of period                      $14.94     $11.23
Increase (decrease) in value of              $3.71      $1.23
accumulation units
Number of accumulation units             39,615.48  34,374.34
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIM SMALL-CAP
INDEX
1
Value at beginning of period                $12.03     $10.00
Value at end of period                      $11.78     $12.03
Increase (decrease) in value of            ($0.25)      $2.03
accumulation units
Number of accumulation units             22,273.21  20,427.36
outstanding at end of period

---------------------------------------- ---------- ----------

MAXIMTEMPLETON  INTERNATIONAL
EQUITY
1, 5
Value at beginning of period                $10.14     $10.00
Value at end of period                       $9.58     $10.14
Increase (decrease) in value of            ($0.56)      $0.14
accumulation units
Number of accumulation units             32,162.34  39,222.20
outstanding at end of period

---------------------------------------- ---------- ----------


----------------------------------------- ---------- ---------

INVESTMENT DIVISION  (0.55)                    1998      1997

-----------------------------------------
----------------------------------------- ---------- ----------

FIDELITY VIP
GROWTH
1
Value at beginning of period                 $12.28     $10.00
Value at end of period                       $17.04     $12.28
Increase (decrease) in value of               $4.76      $2.28
accumulation units
Number of accumulation units              157,481.96 157,223.90
outstanding at end of period

----------------------------------------- ---------- ----------
-----------------------------------------

FIDELITY VIP II ASSET
MANAGER                     1
Value at beginning of period                 $12.00     $10.00
Value at end of period                       $13.73     $12.00
Increase (decrease) in value of               $1.73      $1.00
accumulation units
Number of accumulation units              38,527.01  41,233.13
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICE EQUITY/INCOME
1
Value at beginning of period                 $12.81     $10.00
Value at end of period                       $13.88     $12.81
Increase (decrease) in value of               $1.07      $2.81
accumulation units
Number of accumulation units              119,756.04 136.599.23
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM ARIEL SMALL-CAP
VALUE                1, 5
Value at beginning of period                 $12.72     $10.00
Value at end of period                       $13.69     $12.72
Increase (decrease) in value of               $0.97      $2.72
accumulation units
Number of accumulation units               4,136.54   5,933.43
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES CORPORATE BOND

1, 5
Value at beginning of period                 $11.21     $10.00
Value at end of period                       $11.53     $11.21
Increase (decrease) in value of               $0.32      $1.21
accumulation units
Number of accumulation units              10,107.63  10,505.76
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM INVESCO
ADR
1
Value at beginning of period                 $11.15     $10.00
Value at end of period                       $12.26     $11.15
Increase (decrease) in value of               $1.11      $1.15
accumulation units
Number of accumulation units              29,294.88  34,886.43
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM INVESCO SMALL-CAP GROWTH
1
Value at beginning of period                 $11.80     $10.00
Value at end of period                       $13.81     $11.80
Increase (decrease) in value of               $2.01      $1.80
accumulation units
Number of accumulation units              85,293.71  110,005.54
outstanding at end of period

----------------------------------------- ---------- ----------

----------------------------------------- ---------- ---------

INVESTMENT DIVISION  (0.55)                    1998      1997

-----------------------------------------
----------------------------------------- ---------- ----------

MAXIM INVESCO
BALANCED                               1
Value at beginning of period                 $12.53     $10.00
Value at end of period                       $14.76     $12.53
Increase (decrease) in value of               $2.23      $2.53
accumulation units
Number of accumulation units              13,049.81  14,831.94
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM VALUE
INDEX
3
Value at beginning of period                 $10.84     $10.00
Value at end of period                       $12.34     $10.84
Increase (decrease) in value of               $1.50      $0.84
accumulation units
Number of accumulation units               8,915.02
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM GROWTH
INDEX
3
Value at beginning of period                 $10.46     $10.00
Value at end of period                       $14.29     $10.46
Increase (decrease) in value of               $3.83      $0.46
accumulation units
Number of accumulation units               6,496.27   1,592.27
outstanding at end of period

----------------------------------------- ---------- ----------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE

3, 5
Value at beginning of period                 $10.03     $10.00
Value at end of period                        $9.74     $10.03
Increase (decrease) in value of             ($0.29)      $0.03
accumulation units
Number of accumulation units               5,260.61   1,448.50
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM FOUNDERS BLUE
CHIP                        3, 5
Value at beginning of period                 $10.48     $10.00
Value at end of period                       $12.28     $10.48
Increase (decrease) in value of               $1.80      $0.48
accumulation units
Number of accumulation units               5,053.76   1,908.53
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

MAXIM T. ROWE PRICE MID-CAP GROWTH 3, 5
Value at beginning of period                 $10.33     $10.00
Value at end of period                       $12.56     $10.33
Increase (decrease) in value of               $2.23      $0.33
accumulation units
Number of accumulation units               3,908.23   1,741.25
outstanding at end of period

----------------------------------------- ---------- ----------
----------------------------------------- ---------- ----------

AGGRESSIVE
PROFILE
3
Value at beginning of period                 $10.31     $10.00
Value at end of period                       $11.79     $10.31
Increase (decrease) in value of               $1.48      $0.31
accumulation units
Number of accumulation units               3,713.98     594.16
outstanding at end of period

----------------------------------------- ---------- ----------

---------------------------------------- ---------- ----------

INVESTMENT DIVISION  (0.55)                   1998       1997

----------------------------------------
---------------------------------------- ---------- ----------



MODERATELY AGGRESSIVE
PROFILE             3
Value at beginning of period     $10.35     $10.00

Value at end of period           $11.58     $10.35
Increase (decrease) in value of   $1.23      $0.35
accumulation units
Number of accumulation units   4,302.17   2,109.96
outstanding at end of period



Current Accumulation Unit Values ca be obtained by calling GWL&A toll-free at 1-800-523-4106
---------------------------------------------------------------

1. Inception date for the Maxim Money Market, Maxim Bond, Maxim Stock Index, . Maxim U.S. Government Securities, American Century VP Capital Appreciation, Maxim Ariel Mid-Cap Value, Maxim Templeton International Equity, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Maxim Ariel Small-Cap Value, Maxim Loomis-Sayles Corporate Bond,

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------



MODERATE
PROFILE
3
Value at beginning of period                $10.24     $10.00
Value at end of period                      $11.35     $10.24
Increase (decrease) in value of              $1.11      $0.24
accumulation units
Number of accumulation units              2,619.56   2,249.51
outstanding at end of period

         Maxim INVESCO ADR, Maxim INVESCO Small-Cap Growth, and Maxim T. Rowe Price
   Equity/Income,

         Maxim INVESCO Balanced Investment Division was January 1, 1997
   2.  Prior to December 1, 1992, the Growth Investment Division.
   3.  Inception date for Maxim Value Index, Maxim Growth Index, Maxim Loomis-Sayles
   Small-Cap Value, Maxim Founders
        Blue Chip, Maxim MidCap Growth, Aggressive Profile, Moderately Aggressive
   Profile, Moderate Profile, Moderately Conservative Profile,  and Conservative
                                                                  Profile Investment Divisions was September 11, 1997.

---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------



MODERATELY CONSERVATIVE PROFILE
3
Value at beginning of period                $10.21     $10.00
Value at end of period                      $11.15     $10.21

Increase (decrease) in value of              $0.94      $0.21
accumulation units
Number of accumulation units
outstanding at end of period


4. Inception fate for Fidelity Investments VIP II Contrafund Investment Division was
     November 12, 1998
          5 On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to indicate the name of the sub-adviser managing these funds.  The portfolio names which existed prior to this time were
         Maxim MidCap Value, Maxim International,  Maxim Small-Cap Value, Maxim Corporate
  Bond, Maxim Small-Cap Aggressive
         Growth,  Maxim Blue Chip  and Maxim MidCap Growth respectively
          6. Prior to February 5, 1999 the Maxim MidCap (Growth Fund I).


---------------------------------------- ---------- ----------
---------------------------------------- ---------- ----------

CONSERVATIVE                                                   .
PROFILE
3
Value at beginning of period                $10.34     $10.00
Value at end of period                      $11.14     $10.34
Increase (decrease) in value of              $0.80      $0.34
accumulation units
Number of accumulation units                104.91
outstanding at end of period

----------------------------------------            ----------
---------------------------------------- ----------

FIDELITY VIP II
CONTRAFUND                           4
Value at beginning of period                $10.00
Value at end of period                      $11.70
Increase (decrease) in value of              $1.70
accumulation units
Number of accumulation units
outstanding at end of period

---------------------------------------- ----------

---------------------------------------- ----------

INVESTMENT DIVISION  (0.00)                   1998

----------------------------------------

                                         ----------
MAXIM MONEY
MARKET
1
Value at beginning of period                $10.00
Value at end of period                      $10.28
Increase (decrease) in value of              $0.28
accumulation units
Number of accumulation units             80,123.80
outstanding at end of period

---------------------------------------- ----------

MAXIM
BOND
1
Value at beginning of period                $10.00
Value at end of period                      $10.34
Increase (decrease) in value of              $0.34
accumulation units
Number of accumulation units             19,021.64
outstanding at end of period

---------------------------------------- ----------

MAXIM STOCK
INDEX
1-2
Value at beginning of period                $10.00
Value at end of period                      $11.09
Increase (decrease) in value of              $1.09
accumulation units
Number of accumulation units             444,254.02
outstanding at end of period

---------------------------------------- ----------

MAXIM U.S. GOVERNMENT
SECURITIES          1
Value at beginning of period                $10.00
Value at end of period                      $10.43
Increase (decrease) in value of              $0.43
accumulation units
Number of accumulation units              6,374.10
outstanding at end of period

---------------------------------------- ----------

AMERICAN CENTURY VP CAPITAL
APPRECIATION
1
Value at beginning of period                $10.00
Value at end of period                       $9.72
Increase (decrease) in value of            ($0.28)
accumulation units
Number of accumulation units             25,906.23
outstanding at end of period

---------------------------------------- ----------

MAXIM ARIEL MID-CAP
VALUE                 1, 5, 6
Value at beginning of period                $10.00
Value at end of period                      $12.06
Increase (decrease) in value of              $2.06
accumulation units
Number of accumulation units             39,226.80
outstanding at end of period

---------------------------------------- ----------

MAXIM SMALL-CAP
INDEX
1
Value at beginning of period                $10.00
Value at end of period                       $9.48
Increase (decrease) in value of            ($0.52)
accumulation units
Number of accumulation units             11,591.13
outstanding at end of period

---------------------------------------- ----------

MAXIM TEMPLETON INTERNATIONAL
EQUITY
1, 5
Value at beginning of period                $10.00
Value at end of period                       $8.73
Increase (decrease) in value of            ($1.27)
accumulation units
Number of accumulation units             28,867.69
outstanding at end of period

---------------------------------------- ----------


----------------------------------------- ---------

INVESTMENT DIVISION  (0.00)                   1998

-----------------------------------------
----------------------------------------- ----------

FIDELITY VIP
GROWTH
1
Value at beginning of period                 $10.00
Value at end of period                       $12.18
Increase (decrease) in value of               $2.18
accumulation units
Number of accumulation units              56,691.14
outstanding at end of period

----------------------------------------- ----------
-----------------------------------------

FIDELITY VIP II ASSET
MANAGER                     1
Value at beginning of period                 $10.00
Value at end of period                       $10.58
Increase (decrease) in value of               $0.58
accumulation units
Number of accumulation units              32,619.73
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM T. ROWE PRICE EQUITY/INCOME
1
Value at beginning of period                 $10.00
Value at end of period                       $10.17
Increase (decrease) in value of               $0.17
accumulation units
Number of accumulation units              114,503.07
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM ARIEL SMALL-CAP VALUE        1, 5
Value at beginning of period                 $10.00
Value at end of period                       $10.87
Increase (decrease) in value of               $0.87
accumulation units
Number of accumulation units              117,016.71
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM LOOMIS-SAYLES CORPORATE BOND

1, 5
Value at beginning of period                 $10.00
Value at end of period                       $10.29
Increase (decrease) in value of               $0.29
accumulation units
Number of accumulation units              49,103.31
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM INVESCO
ADR
1
Value at beginning of period                 $10.00
Value at end of period                        $9.75
Increase (decrease) in value of             ($0.25)
accumulation units
Number of accumulation units               5,065.09
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM INVESCO SMALL-CAP
GROWTH            1
Value at beginning of period                 $10.00
Value at end of period                       $11.04
Increase (decrease) in value of               $1.04
accumulation units
Number of accumulation units              31,102.91
outstanding at end of period

----------------------------------------- ----------

----------------------------------------- ---------

INVESTMENT DIVISION  (0.00)                   1998

-----------------------------------------
----------------------------------------- ----------

MAXIM INVESCO
BALANCED                               1
Value at beginning of period                 $10.00
Value at end of period                       $11.84
Increase (decrease) in value of               $1.84
accumulation units
Number of accumulation units              206,749.57
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM VALUE
INDEX
3
Value at beginning of period                 $10.00
Value at end of period                       $10.26
Increase (decrease) in value of               $0.26
accumulation units
Number of accumulation units               2,711.68
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM GROWTH
INDEX
3
Value at beginning of period                 $10.00
Value at end of period                       $11.87
Increase (decrease) in value of               $1.87
accumulation units
Number of accumulation units                 602.66
outstanding at end of period


----------------------------------------- ----------

MAXIM LOOMIS-SAYLES SMALL-CAP VALUE

3, 5
Value at beginning of period                 $10.00
Value at end of period                        $9.58
Increase (decrease) in value of             ($0.42)
accumulation units
Number of accumulation units               9,120.17
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM FOUNDERS BLUE
CHIP                       3, 5
Value at beginning of period                 $10.00
Value at end of period                       $10.50
Increase (decrease) in value of               $0.50
accumulation units
Number of accumulation units               1,779.20
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

MAXIM T. ROWE PRICE MID-CAP GROWTH  3, 5
Value at beginning of period                 $10.00
Value at end of period                       $12.28
Increase (decrease) in value of               $2.28
accumulation units
Number of accumulation units              176,746.72
outstanding at end of period

----------------------------------------- ----------
----------------------------------------- ----------

AGGRESSIVE
PROFILE
3
Value at beginning of period                 $10.00
Value at end of period                       $11.50
Increase (decrease) in value of               $1.50
accumulation units
Number of accumulation units              411,766.69
outstanding at end of period

----------------------------------------- ----------

------------------------------------------ -------------

INVESTMENT DIVISION  (0.00)                        1998

------------------------------------------
------------------------------------------ --------------

MODERATELY AGGRESSIVE
PROFILE                  3
Value at beginning of period                      $10.00
Value at end of period                            $11.25
Increase (decrease) in value of                    $1.25
accumulation units
Number of accumulation units outstanding      697,144.75
at end of period

------------------------------------------ --------------
------------------------------------------ -------------

MODERATE
PROFILE
3
Value at beginning of period                     $10.00

Value at end of period                           $11.13

Increase (decrease) in value of                   $1.13
accumulation units
Number of accumulation units outstanding     419,765.72
at end of period was June 10, 1998


              Current Accumulation Unit Values ca be obtained by calling GWL&A toll-free at
              1-800-523-4106

              1.  Inception date for the Maxim Money Market, Maxim Bond, Maxim Stock Index,
              Maxim U.S. Government Securities,
                   American Century VP Capital Appreciation, Maxim Ariel Mid-Cap Value, Maxim
              Templeton International Equity,
                    Maxim Small-Cap Index, Fidelity VIP Growth, Fidelity VIP II Asset
              Manager, Maxim Ariel Small-Cap Value, ,
                     Maxim Loomis-Sayles Corporate Bond, Maxim INVESCO ADR, Maxim INVESCO
                                Small-Cap Growth, and Maxim
                     T. Rowe Price Equity/Income, Maxim INVESCO Balanced Investment Division


------------------------------------------ -------------
------------------------------------------ -------------


MODERATELY CONSERVATIVE
PROFILE            3

Value at beginning of period                     $10.00

Value at end of period                           $10.95

Increase (decrease) in value of                   $0.95
accumulation units
Number of accumulation units outstanding     177,087.47
at end of period


           2.  Prior to December 1, 1992, the Growth Investment Division.
           3. Inception date for Maxim Value Index, Maxim Growth Index, Maxim
           Loomis-Sayles Small-Cap Value,
                Maxim Founders Blue Chip, Maxim T. Rowe Price MidCap Growth, Aggressive
           Profile,
            Moderately Aggressive Profile, Moderate Profile, Moderately Conservative
           Profile,
                 and Conservative Profile Investment Divisions was January 2, 1998.

                4.  Inception date for Fidelity Investments VIP II Contrafund Investment
        Division was November 12, 1998.

------------------------------------------ -------------
------------------------------------------ -------------




CONSERVATIVE
PROFILE
3
Value at beginning of period                     $10.00

Value at end of period                           $10.80

Increase (decrease) in value of                   $0.80
accumulation units
Number of accumulation units outstanding      542,021.82
at end of period

                    5 On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to

                      indicate the name of the sub-adviser managing these funds.  The portfolio names which existed prior to this time
                       were Maxim MidCap Value, Maxim International, Maxim Small-Cap Value,
            Maxim Corporate Bond, Maxim Small-
                       Cap Aggressive Growth,  Maxim Blue Chip  and Maxim MidCap Growth
            respectively
                      6. Prior to February 5, 1999 the Maxim MidCap (Growth Fund I).


------------------------------------------ --------------
------------------------------------------ --------------

FIDELITY VIP II
CONTRAFUND                             4
Value at beginning of period                      $10.00
Value at end of period                            $11.71
Increase (decrease) in value of                    $1.71
accumulation units
Number of accumulation units outstanding         -
at end of period

------------------------------------------ --------------

              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

    (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
  Policyholder's Contract.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                                                    PART B

                                           INFORMATION REQUIRED IN A
                                      STATEMENT OF ADDITIONAL INFORMATION

                                          FUTUREFUNDS SERIES ACCOUNT

                               Group Flexible Premium Variable Annuity Contracts


                                                   issued by


                                  Great-West Life & Annuity Insurance Company
                                             8515 E. Orchard Road
                                           Englewood, Colorado 80111
                                       Telephone: (800) 468-8661 (U.S.)
                                          (303) 689-3360 (Englewood)





                                      STATEMENT OF ADDITIONAL INFORMATION






        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated April 30, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                                April 30, 1999

                                               TABLE OF CONTENTS


                                      Page

CUSTODIAN AND INDEPENDENT AUDITORS......................................B-3
UNDERWRITER.............................................................B-3
CALCULATION OF PERFORMANCE DATA.........................................B-3
FINANCIAL STATEMENTS....................................................B-5

                                      CUSTODIAN AND INDEPENDENT AUDITORS

 ........A.     Custodian


 ........The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.


 ........B.     Independent Auditors

 ........The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


 ........The  consolidated  financial statements of GWL&A as of December 31, 1998 and 1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998 and 1997, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                                  UNDERWRITER


 ........The  offering  of  the  Contracts  is  made  on a  continuous  basis  by
BenefitsCorp Equities, Inc., a wholly owned subsidiary of GWL&A. Previously, the Contracts were offered through Great-West, an affiliate of GWL&A. BCE received commissions paid by GWL&A in the amount of $159,850 for 1998, $134,805 for1997 and $61,111 for 1996.


                                        CALCULATION OF PERFORMANCE DATA

A.......Yield  and Effective  Yield  Quotations for the Money Market  Investment
Division

 ........The yield quotation for the Money Market  Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 ........The  effective yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 ........EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.

 ........For  purposes  of  the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See Administrative Charges, Risk Charges and Other Deductions in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B.......Total Return Quotations for All Investment Divisions

 ........The  total return  quotations for all Investment  Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 1998, or since inception if the portfolio has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

 ........P(1+T)n = ERV

 ........Where: P =           a hypothetical initial payment of $1,000

 ........              T =           average annual total return

 ........              N =           number of years

 ........ ERV = ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

 ........FINANCIAL STATEMENTS

 ........The  consolidated  financial  statements  of GWL&A as  contained  herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                         FUTUREFUNDS SERIES ACCOUNT OF
                                           GREAT-WEST LIFE & ANNUITY
                                               INSURANCE COMPANY


--------------------------------------------------------------------------------

                                   FINANCIAL STATEMENTS FOR THE YEARS ENDED
                                          DECEMBER 31, 1998 AND 1997
                                       AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Contract Owners of
   FutureFunds Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1998, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 1998, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with generally accepted accounting principles.




March 25, 1999

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1998

-------------------------------------------------------------------------------------------------------


ASSETS
                                                                  Shares        Cost         Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.       Aggressive Profile Portfolio                              $            $
                                                                  7,026,435     7,144,603    7,584,595
Maxim Series Fund, Inc.       Blue Chip Portfolio
                                                                  2,664,814     2,940,303    3,050,797
Maxim Series Fund, Inc.       Bond Portfolio
                                                                 41,501,815    48,971,758   50,502,262
Maxim Series Fund, Inc.       Conservative Profile Portfolio
                                                                 14,904,997    15,646,185   15,353,119
Maxim Series Fund, Inc.       Corporate Bond Portfolio
                                                                 18,955,091    22,768,836   21,074,866
Maxim Series Fund, Inc.       Growth Index Portfolio
                                                                  3,745,036     8,283,730    9,091,288
Maxim Series Fund, Inc.       International Equity Portfolio
                                                                 30,729,869    39,899,655   36,489,037
Maxim Series Fund, Inc.       INVESCO ADR Portfolio
                                                                  6,113,978     9,670,796    9,936,625
Maxim Series Fund, Inc.       INVESCO Balanced Portfolio
                                                                 59,720,922    78,149,600   87,239,533
Maxim Series Fund, Inc.       INVESCO Small-Cap Growth
                              Portfolio                          20,894,689    33,635,435   38,668,450
Maxim Series Fund, Inc.       Mid-Cap Portfolio (Growth Fund
                              I)                                 32,531,786    49,014,947   59,915,138
Maxim Series Fund, Inc.       MidCap Growth Portfolio
                                                                  5,893,294     7,073,878    7,939,198
Maxim Series Fund, Inc.       Moderate Profile Portfolio
                                                                 11,773,811    12,031,355   12,365,795
Maxim Series Fund, Inc.       Moderately Aggressive Profile
                              Portfolio                          13,987,259    14,404,871   14,921,976
Maxim Series Fund, Inc.       Moderately Conservative Profile
                              Portfolio                           9,084,389     9,506,056    9,511,100
Maxim Series Fund, Inc.       Money Market Portfolio
                                                                 97,174,518    97,238,800   97,223,874
Maxim Series Fund, Inc.       Small-Cap Aggressive Growth
                              Portfolio                           1,586,012     2,345,155    2,296,822
Maxim Series Fund, Inc.       Small-Cap Index Portfolio
                                                                 16,603,760    18,050,611   13,151,584
Maxim Series Fund, Inc.       Small-Cap Value Portfolio
                              (Ariel Value)                       5,141,614     4,793,586    4,904,057
Maxim Series Fund, Inc.       Stock Index Portfolio
                                                                172,610,340   367,059,234  618,307,355
Maxim Series Fund, Inc.       T. Rowe Price Equity/Income
                              Portfolio                          52,289,998    86,821,649   93,095,188
Maxim Series Fund, Inc.       U.S. Government Securities
                              Portfolio                          46,381,404    50,078,915   51,246,591
Maxim Series Fund, Inc.       Value Index Portfolio
                                                                  2,709,831     5,255,182    5,136,073

Investments in underlying funds:
American Century VP Funds     VP Balanced Fund
                                                                      5,118        40,750       42,681
American Century VP Funds     VP Capital Appreciation Fund
                                                                  3,506,268    35,906,396   31,626,542
Fidelity Investments          VIP Growth Portfolio
                                                                  2,457,757    82,239,934  110,279,554
Fidelity Investments          VIP II Asset Manager Portfolio
                                                                  2,241,359    36,567,810   40,703,085
Fidelity Investments          VIP II Contrafund Portfolio
                                                                     36,233       820,849      885,542
Janus Aspen Funds             Worldwide Growth Portfolio
                                                                     27,313       695,678      794,535
SteinRoe Funds                Balanced Fund
                                                                      2,592       39,567       44,423
                                                                                  -------      ------

Total Investments
                                                                            $1,147,096,1241,453,381,685

Other assets and liabilities:
  Net Premiums (Redemptions) Due and Accrued
                                                                                            19,354,705
  Due to Great-West Life & Annuity Insurance Company
                                                                                           (1,289,236)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
                                                                                          $1,471,447,154

See notes to financial statements.

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1998

------------------------------------------------------------------------------------------------------------------------------------

                                            Maxim                                   Maxim        Maxim                       Maxim
                                         Aggressive                            Conservative  Corporate       Maxim     International
                                           Profile     Maxim Blue    Maxim Bond  Profile       Bond      Growth Index     Equity
                                          Portfolio      Chip        Portfolio  Portfolio    Portfolio     Portfolio     Portfolio
                                                       Portfolio
                                          Investment   Investment    Investment Investment   Investment    Investment    Investment
                                          Division     Division      Division    Division    Division      Division      Division

INVESTMENT INCOME                          $  74,398     $143,945    $3,019,920   $878,712    $2,210,788   $  355,828  $    815,133

EXPENSES - mortality and expense risks        21,787       23,874       612,734     77,913       232,574
                                          -----------  ----------- ------------------------ --------------------
                                                                                                               42,021       495,195

NET INVESTMENT INCOME (LOSS)                  52,611      120,071     2,407,186    800,799     1,978,214      313,807
                                          -----------   ----------  ----------- -----------  -------------------------
                                                                                                                            319,938

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments      (22,012)      61,434       834,136      65,524      95,464        75,215      2,109,836

Net change in unrealized appreciation
 (depreciation) on investments               488,808      110,950                  (288,715) (1,789,060)      819,159    (5,130,005)
                                            ---------   ---------- -----          ---------- ----------- -------------  ------------
                                                                       (615,158)


NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                     466,796      172,384                  (223,191) (1,693,596)      894,374    (3,020,169)
                                            ---------   ---------- ------         ---------- ----------- -------------  ------------
                                                                        218,978

NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS                 $519,407     $292,455    $2,626,164    $577,608    $284,618    $1,208,181    (2,700,231)
                                            =========    =========   ==========    =========   =========   ===========   ===========


                                         (1)   The   Investment    Division
                                         commenced  operations  on  June 2,
                                         1998 (2) The  Investment  Division
                                         commenced  operations  on November
                                         12,   1998   (3)  The   Investment
                                         Division ceased operations on June
                                         22, 1998


See notes to financial statements.                         (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1998

------------------------------------------------------------------------------------------------------------------------------------

                                                                     Maxim                                                  Maxim
                                                       Maxim        INVESCO                       Maxim       Maxim      Moderately
                                           Maxim      INVESCO      Small-Cap   Maxim Mid-Cap     MidCap     Moderate     Aggressive
                                        INVESCO ADR  Balanced       Growth       Portfolio       Growth      Profile       Profile
                                         Portfolio   Portfolio     Portfolio   (Growth Fund    Portfolio    Portfolio     Portfolio
                                                                                    I)
                                         Investment  Investment    Investment    Investment    Investment   Investment    Investment
                                         Division    Division      Division      Division       Division    Division      Division

INVESTMENT INCOME                           77,678   $1,660,123     $482,543    $ 6,092,307      $ 11,056     $270,618     $265,218

EXPENSES - mortality and expense risks      93,707      899,918      383,436        580,560        46,046       59,214       58,399
                                           -------- ------------   ---------- --------------   -----------  -----------  ----------

NET INVESTMENT INCOME (LOSS)               (16,029)     760,205       99,107      5,511,747       (34,990)     211,404      206,819
                                           -------- ------------ ------------ --------------    ----------   ----------   ---------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments    726,167      948,565      609,616      3,934,050        95,505      (52,683)      29,935

Net change in unrealized appreciation
(depreciation) on investments              (41,002)  10,317,562    4,679,689      5,233,724       839,486      390,402      604,177
                                           -------- -------------------------   ------------   -----------   ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                               685,165   11,266,127    5,289,305      9,167,774       934,991      337,719      634,112
                                           -------- ------------ ------------  -------------   -----------   ----------    --------

NET INCREASE (DECREASE) IN ASSETS RESULTING
FROM OPERATIONS                            669,136  $12,026,332   $5,388,412   $14,679,521       $900,001     $549,123     $840,931
                                           ======== ============  ===========  ============      =========    =========    ========


                                                           (1)  The  Investment
                                                           Division   commenced
                                                           operations  on  June
                                                           2,   1998   (2)  The
                                                           Investment  Division
                                                           commenced operations
                                                           on November 12, 1998
                                                           (3)  The  Investment
                                                           Division      ceased
                                                           operations  on  June
                                                           22, 1998

See notes to financial statements.                          (Continued)


FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------------------------------------

                                          Maxim                         Maxim                    Maxim
                                       Moderately                    Small-Cap     Maxim      Small-Cap                  Maxim T.
                                      Conservative    Maxim Money    Aggressive  Small-Cap      Value     Maxim Stock  Rowe Price
                                         Profile        Market         Growth      Index      Portfolio      Index    Equity/Income
                                        Portfolio     Portfolio      Portfolio   Portfolio     (Ariel      Portfolio    Portfolio
                                                                                               Value)
                                        Investment    Investment     Investment  Investment                Investment   Investment
                                        Division       Division       Division   Division    Investment     Division    Division
                                                                                            Division

INVESTMENT INCOME                       338,432    $4,711,889                   $4,528,907     $149,311   $24,817,789   $6,711,984
                                                               $63,144

EXPENSES - mortality and expense risks   55,102     1,039,023        20,277        155,788       34,393     6,743,739    1,081,066
                                        -------    -----------     ---------  -------------  -------------------------  ----------

NET INVESTMENT INCOME (LOSS)            283,330     3,672,866        42,867      4,373,119                 18,074,050    5,630,918
                                        -------    -----------     ---------   ------------ -----       -------------   ----------
                                                                                                114,918

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments     568        (2,301)      (99,789)        (4,719)    (489,488)   54,225,527    5,920,060

Net change in unrealized appreciation
(depreciation) on investments            21,454                      17,855     (4,832,396)     643,071    53,732,608   (5,370,937)
                                        ------- -------          -----------  -------------  ----------- ------------   -----------
                                                      (14,920)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                  22,022                     (81,934)    (4,837,115)               107,958,135      549,123
                                        ------- -------          -----------  ------------- ----          ------------  ----------
                                                      (17,221)                                  153,583
                                                      --------                                  -------

NET INCREASE (DECREASE) IN
ASSETS RESULTING FROM OPERATIONS        305,352    $3,655,645      $(39,067)     $(463,996)    $268,501  $126,032,185   $6,180,041
                                        =======    ===========     =========     ==========    ========= ============   ==========

                                                     (1)  The  Investment
                                                     Division   commenced
                                                     operations  on  June
                                                     2,   1998   (2)  The
                                                     Investment  Division
                                                     commenced operations
                                                     on November 12, 1998
                                                     (3)  The  Investment
                                                     Division      ceased
                                                     operations  on  June
                                                     22, 1998


See notes to financial statements.                        (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1998

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            American        Fidelity
                                                      Maxim U.S.                  American    Century VP     Fidelity    Investments
                                       Maxim Total    Government                 Century VP    Capital    Investments   VIP II Asset
                                         Return       Securities     Maxim Value  Balanced   Appreciation   VIP Growth      Manager
                                        Portfolio     Portfolio        Index        Fund         Fund       Portfolio      Portfolio
                                                                     Portfolio
                                        Investment    Investment     Investment  Investment   Investment    Investment    Investment
                                        Division       Division       Division    Division     Division      Division      Division
                                           (3)

INVESTMENT INCOME                             $65     2,749,305    $419,426      $8,727    $2,095,950    $9,784,419     $4,475,354

EXPENSES - mortality and expense risks         28        575,901     38,166         713                   1,011,364        458,061
                                             -----    ------------  ----------   --------- -----         -------------  ------------
                                                                                              443,592

NET INVESTMENT INCOME (LOSS)                   37     2,173,404     381,260       8,014     1,652,358     8,773,055      4,017,293
                                             -----    ---------- -----------    --------  ------------ -------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on investments       689       816,425      48,903        (537)   (1,049,432)    4,996,488      1,540,688

Net change in unrealized appreciation
(depreciation) on investments                   6      (279,353)   (107,249)        930    (2,116,166)   14,901,879       (606,966)
                                             ----     ----------  ----------     -------   -----------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                  695       537,072     (58,346)        393    (3,165,598)   19,898,367        933,722
                                             ----     ---------- -----------    --------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN ASSETS RESULTING
FROM OPERATIONS                               732     2,710,476    $322,914      $8,407  $(1,513,240)   $28,671,422     $4,951,015
                                             ====     ==========   =========     ======= ============   ============    ==========


     (1) The Investment Division commenced operations on June 2, 1998 (2) The Investment Division commenced operations on November 12, 1998 (3) The Investment Division ceased operations on June 22, 1998

See notes to financial statements.                                  (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------------------------------------


                                            Fidelity Investments        Janus Aspen
                                             VIP II Contrafund       Worldwide Growth       SteinRoe Balanced      Total FutureFunds
                                                 Portfolio              Portfolio                 Fund               Series Account
                                            Investment Division    Investment Division     Investment Division
                                               (2)                    (1)                    (1)

INVESTMENT INCOME                                    -                $  1,091              $     -               $ 77,214,060
                                                                      --------

EXPENSES - mortality and expense risks             649                     997                   65                 15,286,302
                                               -------               ---------                -----              -------------


NET INVESTMENT INCOME (LOSS)                      (649)                     94                  (65)                61,927,758
                                               --------             ----------               -------             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on investments              8                  (1,685)                   1                 75,778,239

Net change in unrealized appreciation
(depreciation) on investments                   64,693                  98,857                4,856                 71,778,239
                                                ------                --------              -------              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:                                    64,701                  97,172                4,857                147,190,397
                                                ------                --------              -------             --------------

NET INCREASE (DECREASE) IN ASSETS RESULTING
FROM OPERATIONS                                $64,052                 $97,266               $4,792               $209,118,155
                                               =======                 =======               ======               ============


                                                     (1) The Investment Division
                                                     commenced   operations   on
                                                     June   2,   1998   (2)  The
                                                     Investment         Division
                                                     commenced   operations   on
                                                     November  12,  1998 (3) The
                                                     Investment  Division ceased
                                                     operations on June 22, 1998

See notes to financial statements.                                 (Concluded)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------

                                    Maxim Aggressive Profile                                                      Maxim Conservative
                                            Portfolio             Maxim Blue Chip        Maxim Bond Portfolio      Profile Portfolio
                                                                     Portfolio
                                       Investment Division      Investment Division      Investment Division     Investment Division
                                       1998         1997         1998        1997         1998        1997         1998      1997

FROM OPERATIONS:
Net investment income (loss)              52,611   $   54,072  $             4,010  $                     $   $  800,799
                                                                  120,071            2,407,186    2,570,135                 6,546
Net realized gain (loss) on investments
                                        (22,012)      (6,820)      61,434     (68)     834,136      543,500       65,524     (18)
Net change in unrealized appreciation
 (depreciation) in investments
                                       --------  ------------ ----------- -------------------  ----------   ----------
                                        488,808      (48,816)    110,950     (456)   (615,158)    (238,829)    (288,715)  (4,351)
                                        --------     --------    --------    -----   ---------    ---------    ---------  -------

Increase (decrease) in net assets
resulting
                                       --------  ------------------------ -----------------    --------     -----------
 from operations                        519,407       (1,564)    292,455    3,486   2,626,164    2,874,806      577,608    2,177
                                        --------      -------    --------   ------  ----------   ----------     --------   -----

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                       4,362,020       40,423     224,940    7,683   2,775,074    3,152,617    7,858,366    1,668

Redemptions:
                                       (162,930)        (202)    (81,692)        - (5,147,966)  (5,425,698)  (1,533,749)        -

Net transfers:
                                    --------     -----------  --------    -------  ----------  -------      --------
                                      2,228,699      670,918   1,793,128  938,430    (224,619)  (3,401,636)   6,838,541  1,712,976
                                      ----------     --------  ---------- --------   ---------  -----------   ---------- ---------
Increase (decrease) in net assets
resulting
                                    --------     -----------  --------    -------  -------     -------      ------
  from  unit transactions             6,427,789      711,139   1,936,376  946,113  (2,597,511)  (5,674,717)  13,163,158  1,714,644
                                      ----------     --------  ---------- -------- -----------  -----------  ----------- ---------


INCREASE (DECREASE) IN NET ASSETS
                                       6,947,196      709,575   2,228,831  949,599      28,653  (2,799,911)   13,740,766  1,716,821

NET ASSETS:
  Beginning of period
                                    -----------  ------------------------ -------------------  ------       --------
                                        709,575            -     949,599        -  50,899,288   53,699,199    1,716,821          -
                                        --------           --    --------       -- -----------  -----------   ----------         -
  End of period                               $   $  709,575   $          949,599   $                    $            $  $
                                    =         == ============ ===         ======== ===         =         == =         == =
                                      7,656,771                3,178,430           50,927,941   50,899,288   15,457,587  1,716,821
                                      ==========               ==========          ===========  ===========  =========== =========

           (1) The Investment Division commenced operations on June 2,
                                      1998
                                          (2) The Investment  Division commenced
                                         operations on November 12, 1998
                                          (3)  The  Investment  Division  ceased
                                         operations on June 22, 1998

      See notes to financial statements.                       (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                        Maxim Corporate Bond                               Maxim International
                                              Portfolio            Maxim Growth Index        Equity Portfolio     Maxim INVESCO ADR
                                                                       Portfolio                                      Portfolio
                                         Investment Division      Investment Division      Investment Division   Investment Division
                                         1998       1997         1998      1997        1998        1997         1997     1998

FROM OPERATIONS:
Net investment income (loss)                     $ $  985,525  $             11,757  $                    $            $   93,035
                                         1,978,214                313,807               319,938   1,799,264     (16,029)
Net realized gain (loss) on investments
                                            95,464     77,462      75,215     (306)   2,109,836   1,153,675      726,167  313,123
Net change in unrealized appreciation
  (depreciation) in investments
                                       ------      ---------------------- --------- -------     ------      ------------
                                       (1,789,060)    29,024     819,159   (11,601) (5,130,005) (3,013,852)     (41,002)   74,489
                                       -----------    -------    --------  -------- ----------- -----------     --------   ------

Increase (decrease) in net assets
resulting
                                       ----------  ------     --------    -----------------     ----------- -----------
  from operations                         284,618  1,092,011   1,208,181      (150) (2,700,231)    (60,913)     669,136   480,647
                                          -------- ----------  ----------     ----- -----------    --------     --------  -------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:                                                                                                      1,632,958
                                         2,234,741  1,485,428     575,690     7,588   5,129,535   5,941,068    1,727,622

Redemptions:                                                                                                            (173,778)
                                       (1,983,322)  (509,605)   (198,430)         - (3,956,272) (2,365,736)    (686,421)

Net transfers:
                                       -------     ------     --------    --------  -------     -------     --------
                                        4,821,862  7,071,757   7,289,219   522,299  (6,962,389)  5,122,865    1,195,751 2,580,523
                                        ---------- ----------  ----------  -------- -----------  ----------   -------------------
Increase (decrease) in net assets
resulting
                                       -------     ------     --------    --------  -------     -------     --------
  from unit transactions                5,073,281  8,047,580   7,666,479    529,887 (5,789,126)  8,698,197    2,236,952 4,039,702
                                        ---------- ----------  ----------   ------- -----------  ----------   -------------------

INCREASE (DECREASE) IN NET ASSETS                                                                                       4,520,349
                                         5,357,899  9,139,591   8,874,660   529,737 (8,489,357)   8,637,284    2,906,088

NET ASSETS:
  Beginning of period
                                       -----       ------     ----------- --------------------  -----       --------
                                       16,066,094  6,926,503     529,737         -  45,342,795  36,705,511    7,149,686 2,629,337
                                       ----------- ----------    --------        -- ----------- -----------   -------------------
  End of period                                 $          $   $           529,737   $                   $            $ 7,149,686
                                                ==        == ===         ========= ===         =        == =         == ========
                                       21,423,993  16,066,094   9,404,397            36,853,438  45,342,795   10,055,774
                                       =========== ===========  ==========           =========== ===========  ==========


                                          (1) The Investment  Division commenced
                                          operations  on  June 2,  1998  (2) The
                                          Investment      Division     commenced
                                          operations  on  November  12, 1998 (3)
                                          The   Investment    Division    ceased
                                          operations on June 22, 1998


See notes to financial statements.                 (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------

                                         Maxim INVESCO Balanced   Maxim INVESCO Small-Cap
                                                Portfolio             Growth Portfolio

                                           Investment Division      Investment Division
                                           1998         1997         1998        1997

FROM OPERATIONS:
Net investment income (loss)              $  760,205            $  $                     $
                                                        2,076,528      99,107    1,495,589
Net realized gain (loss) on investments
                                             948,565      167,728     609,616      351,389
Net change in unrealized appreciation
  (depreciation) in investments
                                        ------       -------      --------    --------
                                         10,317,562   (1,227,107)  4,679,689    1,481,761
                                         -----------  -----------  ----------   ----------

Increase (decrease) in net assets
                                        ------       --------     --------    --------
resulting                                12,026,332    1,017,149   5,388,412    3,328,739
                                         -----------   ----------  ----------   ----------
  from operations

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                           6,348,246    1,430,828   5,630,667    5,419,032

Redemptions:
                                         (6,377,853)    (843,729) (3,093,943)  (1,118,152)

Net transfers:
                                        --------     ------       ----------  --------
                                          9,936,300   64,764,877    (652,912)   9,243,069
                                          ----------  -----------   ---------   ----------
Increase (decrease) in net assets
resulting
                                        --------     ------       --------    ------
  from unit transactions                  9,906,693   65,351,976   1,883,812   13,543,949
                                          ----------  -----------  ----------  -----------

INCREASE (DECREASE) IN NET ASSETS
                                          21,933,025   66,369,125   7,272,224   16,872,688

NET ASSETS:
  Beginning of period
                                        ------       -----------  ------      ------
                                         66,641,021      271,896  31,753,239   14,880,551
                                         -----------     -------- -----------  -----------
  End of period                                   $            $   $          $ 31,753,239
                                        =         == =         == ===         ============
                                         88,574,046   66,641,021  39,025,463
                                         ===========  =========== ===========




-----------------------------------------------------------------------------------------------------------

                                                   Maxim Mid-Cap Portfolio
                                                       (Growth Fund I)        Maxim MidCap Growth
                                                                                   Portfolio
                                                     Investment Division      Investment Division
                                                      1998        1997         1998         1997

FROM OPERATIONS:
Net investment income (loss)                        $                     $            $  $    (434)
                                                     5,511,747    1,225,348     (34,990)
Net realized gain (loss) on investments
                                                     3,934,050    1,298,546       95,505       (184)
Net change in unrealized appreciation
  (depreciation) in investments
                                                   --------    --------     -----------
                                                    5,233,724    1,803,470      839,486      25,834
                                                    ----------   ----------     --------     ------

Increase (decrease) in net assets
                                                   ------      --------     -----------
resulting                                          14,679,521    4,327,364      900,001      25,216
                                                   -----------   ----------     --------     ------
  from operations

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                     6,059,511    7,766,948    2,604,203      31,496

Redemptions:
                                                   (5,297,459)  (2,735,646)    (442,280)       (565)

Net transfers:
                                                   ----------  -------      --------
                                                     (406,348)  (4,622,846)   3,621,382   1,420,042
                                                     ---------  -----------   ----------  ---------
Increase (decrease) in net assets
resulting
                                                   ----------- -----------  --------
  from unit transactions                              355,704      408,456    5,783,305   1,450,973
                                                      --------     --------   ----------  ---------

INCREASE (DECREASE) IN NET ASSETS
                                                    15,035,225    4,735,820    6,683,306   1,476,189

NET ASSETS:
  Beginning of period
                                                   ------      ------       --------
                                                   45,448,223   40,712,403    1,476,189           -
                                                   -----------  -----------   ----------          -
  End of period                                             $  $ 45,448,223  $ 8,159,495         $
                                                            == ============  ===========         =
                                                    60,483,448                             1,476,189
                                                    ==========                             =========










                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.                                 (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-------------------------------------------------------------------------------------------

                                         Maxim Moderate Profile       Maxim Moderately
                                                Portfolio            Aggressive Profile
                                                                         Portfolio
                                           Investment Division      Investment Division
                                           1998         1997         1998        1997

FROM OPERATIONS:
Net investment income (loss)              $  211,404   $   59,248  $            $  105,442
                                                                      206,819
Net realized gain (loss) on investments
                                            (52,683)        (481)      29,935          769
Net change in unrealized appreciation
  (depreciation) in investments
                                        -----------  ------------ ----------- ------------
                                            390,402      (55,962)    604,177      (87,072)
                                            --------     --------    --------     --------

Increase (decrease) in net assets
resulting
                                        -----------  ------------------------ -------------
  from operations                           549,123        2,805     840,931       19,139
                                            --------       ------    --------      -------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                           5,102,491       26,810   7,433,638       72,232

Redemptions:
                                           (451,666)      (1,113)   (170,535)        (202)

Net transfers:
                                        --------     --------     --------    --------
                                          5,725,742    1,578,156   4,914,352    1,951,790
                                          ----------   ----------  ----------   ----------
Increase (decrease) in net assets
resulting
                                        ------       --------     ------      --------
  from unit transactions                 10,376,567    1,603,853  12,177,455    2,023,820
                                         -----------   ---------- -----------   ----------

INCREASE (DECREASE) IN NET ASSETS
                                          10,925,690    1,606,658  13,018,386    2,042,959

NET ASSETS:
  Beginning of period
                                        --------     -----------------------  -------------
                                          1,606,658            -   2,042,959            -
                                          ----------           --  ----------           --
  End of period                                   $            $   $                    $
                                        =         == =         == ===         =         ==
                                         12,532,348    1,606,658  15,061,345    2,042,959
                                         ===========   ========== ===========   ==========




---------------------------------------------------------------------------------------------------------------------

                                                                Maxim Moderately        Maxim Money Market
                                                              Conservative Profile          Portfolio
                                                                   Portfolio
                                                              Investment Division      Investment Division
                                                               1998        1997         1998         1997

FROM OPERATIONS:
Net investment income (loss)                                 $            $   15,534            $  $
                                                                283,330                 3,672,866   2,788,020
Net realized gain (loss) on investment
                                                                    568          244      (2,301)           -
Net change in unrealized appreciation
  (depreciation) in investments
                                                            ------------------------ ------------
                                                                21,454      (16,410)     (14,920)         (1)
                                                                -------     --------     --------         ---

Increase (decrease) in net assets
resulting
                                                            ----------- ---------------------
  from operations                                              305,352         (632)   3,655,645   2,788,019
                                                               --------        -----   ----------  ---------

FROM UNIT TRANSACTIONS (by category)
Purchase payments:
                                                              1,859,334        8,189    5,846,204  24,232,447

Redemptions:
                                                              (239,090)            - (29,789,302) (17,093,180)

Net transfers:
                                                            --------    --------     ------
                                                             6,643,670    1,083,778   26,149,478  26,911,832
                                                             ----------   ----------  ----------- ----------
Increase (decrease) in net assets
resulting
                                                            --------    --------     --------
  from unit transactions                                     8,263,914    1,091,967    2,206,380  34,051,099
                                                             ----------   ----------   ---------- ----------

INCREASE (DECREASE) IN NET ASSETS
                                                              8,569,266    1,091,335    5,862,025  36,839,118

NET ASSETS:
  Beginning of period
                                                            ----------  -----------------------
                                                             1,091,335            -   95,515,953  58,676,835
                                                             ----------           --  ----------- ----------
  End of period                                              $                    $            $   $
                                                            ===         =         == =         == ==
                                                             9,660,601    1,091,335  101,377,978  95,515,953
                                                             ==========   ========== ============ ==========




                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.                (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------

                                             Maxim Small-Cap       Maxim Small-Cap Index
                                            Aggressive Growth            Portfolio
                                                Portfolio
                                           Investment Division      Investment Division
                                           1998         1997         1998        1997

FROM OPERATIONS:
Net investment income (loss)              $   42,867   $   59,820  $                     $
                                                                    4,373,119    1,926,722
Net realized gain (loss) on investments
                                            (99,789)      (2,079)     (4,719)      294,158
Net change in unrealized appreciation
  (depreciation) in investments
                                        ------------------------- -------     ----------
                                             17,855      (66,188) (4,832,396)    (443,226)
                                             -------     -------- -----------    ---------

Increase (decrease) in net assets
resulting
                                        ------------ -----------------------  --------
  from operations                           (39,067)      (8,447)   (463,996)   1,777,654
                                            --------      -------   ---------   ----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                             407,995        9,497   1,608,870    1,512,470

Redemptions:
                                           (165,644)            - (1,017,579)    (438,631)

Net transfers:
                                        --------     -----------  ----------  --------
                                          1,295,632      815,952    (328,120)   2,951,203
                                          ----------     --------   ---------   ----------
Increase (decrease) in net assets
resulting
                                        --------     -----------  ----------- --------
  from unit transactions                  1,537,983      825,449     263,171    4,025,042
                                          ----------     --------    --------   ----------


INCREASE (DECREASE) IN NET ASSETS
                                           1,498,916      817,002   (200,825)    5,802,696

NET ASSETS:
  Beginning of period
                                        -----------  -----------------------  --------
                                            817,002            -  13,820,555    8,017,859
                                            --------           -- -----------   ----------
  End of period                                   $   $  817,002   $                    $
                                        =         == ============ ===         =         ==
                                          2,315,918               13,619,730   13,820,555
                                          ==========              ===========  ===========




---------------------------------------------------------------------------------------------------

                                                Maxim Small-Cap Value
                                               Portfolio (Ariel Value)     Maxim Stock Index
                                                                               Portfolio
                                                 Investment Division      Investment Division
                                                  1998        1997         1998         1997

FROM OPERATIONS:
Net investment income (loss)                    $            $  833,818            $  $
                                                   114,918                18,074,050  22,810,142
Net realized gain (loss) on investments
                                                 (489,488)       84,918   54,225,527  11,610,075
Net change in unrealized appreciation
  (depreciation) in investments
                                               ----------- ----------   ------
                                                  643,071     (593,634)  53,732,608  82,037,335
                                                  --------    ---------  ----------- ----------

Increase (decrease) in net assets
resulting
                                               ----------- -----------  ----
  from operations                                 268,501      325,102  126,032,185  116,457,552
                                                  --------     -------- ------------ -----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                 1,734,615      334,841   24,928,517  23,102,201

Redemptions:
                                                 (209,242)     (68,093) (41,986,982) (25,831,619)

Net transfers:
                                               --------    -----------  ----------
                                                1,075,431      947,862     (186,139) 26,724,267
                                                ----------     --------    --------- ----------
Increase (decrease) in net assets
resulting
                                               --------    --------     -----
  from unit transactions                        2,600,804    1,214,610  (17,244,604) 23,994,849
                                                ----------   ---------- ------------ ----------


INCREASE (DECREASE) IN NET ASSETS
                                                 2,869,305    1,539,712  108,787,581 140,452,401

NET ASSETS:
  Beginning of period
                                               --------    -----------  ----
                                                2,088,335      548,623  512,900,317  372,447,916
                                                ----------     -------- ------------ -----------
  End of period                                 $                    $            $   $
                                               ===         =         == =         == ==
                                                4,957,640    2,088,335  621,687,898  512,900,317
                                                ==========   ========== ============ ===========



                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.                       (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                           Maxim T. Rowe Price                           Maxim U.S. Government
                                         Equity/Income Portfolio   Maxim Total Return     Securities Portfolio     Maxim Value Index
                                                                       Portfolio                                       Portfolio
                                           Investment Division    Investment Division     Investment Division    Investment Division
                                           1998         1997       1998        1997        1998        1997        1998      1997
                                                                    (3)
FROM OPERATIONS:
Net investment income (loss)                       $            $  $     37   $   88,637 $                     $  $  381,260
                                           5,630,918    3,448,285                         2,173,404    2,161,374              30,670
Net realized gain (loss) on investments
                                           5,920,060      613,679       689    1,389,798    816,425      467,148      48,903     (6)
Net change in unrealized appreciation
  (depreciation) in investments
                                        -------      --------     --------------------  ----------  -----------  ---------
                                         (5,370,937)   8,955,548         6     (167,923)  (279,353)     254,146    (107,249)(11,860)
                                         -----------   ----------        --    ---------  ---------     --------   --------- -------

Increase (decrease) in net assets
resulting
                                        --------     ------       ------------------    --------    --------     ----------
  from operations                         6,180,041   13,017,512       732    1,310,512  2,710,476    2,882,668     322,914   18,804
                                          ----------  -----------      ----   ---------- ----------   ----------    --------  ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                          10,348,790    9,364,442     1,783      715,896  2,772,504    3,348,800     604,764  13,893

Redemptions:
                                         (8,532,144)  (2,565,576)         -    (216,102)(4,961,327)  (3,815,328)   (206,103)

Net transfers:
                                        --------     ------       -----------------     --------    -----------  -------
                                          6,727,954   31,327,375    (6,997)  (7,018,863) 6,466,185      443,396   3,922,044  701,091
                                          ----------  -----------   -------  ----------- ----------     --------  ---------- -------
Increase (decrease) in net assets
resulting
                                        --------     ------       -----------------     --------    ------------ -------
  from unit transactions                  8,544,600   38,126,241    (5,214)  (6,519,069) 4,277,362      (23,132)  4,320,705  714,984
                                          ----------  -----------   -------  ----------- ----------     --------  ---------- -------


INCREASE (DECREASE) IN NET ASSETS
                                          14,724,641   51,143,753   (4,482)  (5,208,557)  6,987,838    2,859,536   4,643,619 733,788

NET ASSETS:
  Beginning of period
                                        ------       ------       ------------------    ------      ------       ----------
                                         80,613,921   29,470,168     4,482    5,213,039 44,889,776   42,030,240     733,788        -
                                         -----------  -----------    ------   ---------------------  -----------    --------       -
  End of period                                   $            $  $      -   $    4,482  $                    $           $
                                        =         == =         == ========= ===============         =         == =        ==
                                         95,338,562   80,613,921                        51,877,614   44,889,776   5,377,407  733,788
                                         ===========  ===========                       ===========  ===========  ========== =======


                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.                       (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

--------------------------------------------------------------------------------------------------------------------

                                           American Century VP      American Century VP      Fidelity Investments
                                              Balanced Fund         Capital Appreciation     VIP Growth Portfolio
                                                                            Fund
                                           Investment Division      Investment Division      Investment Division
                                           1998         1997         1998        1997         1998        1997

FROM OPERATIONS:
Net investment income (loss)              $    8,014            $  $            $  527,140  $            $  929,792
                                                        2,210,748   1,652,358                8,773,055
Net realized gain (loss) on investments
                                               (537)   13,000,609 (1,049,432)      330,567   4,996,488      671,214
Net change in unrealized appreciation
  (depreciation) in investments
                                        --------------------      -------     -------      ------      --------
                                                930   (7,901,556) (2,116,166)  (3,873,790) 14,901,879    8,849,437
                                                ----  ----------- -----------  ----------- -----------   ----------

Increase (decrease) in net assets
resulting
                                        ---------------------     -------     -------      ------      ------
  from operations                             8,407    7,309,801  (1,513,240)  (3,016,083) 28,671,422   10,450,443
                                              ------   ---------- -----------  ----------- -----------  -----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                              10,644    2,965,175   3,473,775    5,573,302  11,466,969   10,349,917

Redemptions:
                                             (8,567)  (3,627,452) (5,022,488)  (6,859,781) (6,785,858)  (3,298,180)

Net transfers:
                                        ------------ -----        -----       -----        --------    ------
                                            (45,046) (55,753,025) (11,487,040)(19,185,690)  8,906,537   10,413,827
                                            -------- ------------ ------------------------  ----------  -----------
Increase (decrease) in net assets
resulting
                                        ------------ -----        -----       -----        ------      ------
  from unit transactions                    (42,969) (56,415,302) (13,035,753)(20,472,169) 13,587,648   17,465,564
                                            -------- ------------ ------------------------ -----------  -----------


INCREASE (DECREASE) IN NET ASSETS
                                            (34,562) (49,105,501) (14,548,993)(23,488,252)  42,259,070   27,916,007

NET ASSETS:
  Beginning of period
                                        -------------------       ------      ------       ------      ------
                                             77,840   49,183,341  46,371,197   69,859,449  69,423,269   41,507,262
                                             -------  ----------- -----------  ----------- -----------  -----------
  End of period                          $   43,278   $   77,840   $                    $   $                    $
                                        ============ ============ ===         =         == ===         =         ==
                                                                  31,822,204   46,371,197  111,682,339  69,423,269
                                                                  ===========  =========== ============ ===========




----------------------------------------------------------------------------------------------------

                                                                        Fidelity Investments
                                                                        VIP II Asset Manager
                                                                             Portfolio
                                                                        Investment Division
                                                                         1998         1997

FROM OPERATIONS:
Net investment income (loss)                                                     $  $
                                                                         4,017,293   2,417,257
Net realized gain (loss) on investments
                                                                         1,540,688     316,406
Net change in unrealized appreciation
  (depreciation) in investments
                                                                      ----------
                                                                         (606,966)  2,054,831
                                                                         ---------  ---------

Increase (decrease) in net assets
resulting
                                                                      --------
  from operations                                                       4,951,015   4,788,494
                                                                        ----------  ---------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                                         4,455,735   4,006,827

Redemptions:
                                                                       (2,988,300) (1,642,098)

Net transfers:
                                                                      -----------
                                                                          184,852   5,323,698
                                                                          --------  ---------
Increase (decrease) in net assets
resulting
                                                                      --------
  from unit transactions                                                1,652,287   7,688,427
                                                                        ----------  ---------


INCREASE (DECREASE) IN NET ASSETS
                                                                         6,603,302  12,476,921

NET ASSETS:
  Beginning of period
                                                                      ------
                                                                       34,493,656  22,016,735
                                                                       ----------- ----------
  End of period                                                                 $   $
                                                                      =         == ==
                                                                       41,096,958  34,493,656
                                                                       =========== ==========




                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.             (Continued)

FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-------------------------------------------------------------------------------------------

                                        Fidelity Investments VIP   Janus Aspen Worldwide
                                         II Contrafund Portfolio      Growth Portfolio

                                           Investment Division      Investment Division
                                           1998         1997         1998        1997
                                            (2)                       (1)
FROM OPERATIONS:
Net investment income (loss)              $    (649)     $      -    $     94     $      -

Net realized gain (loss) on investments
                                                   8            -     (1,685)            -
Net change in unrealized appreciation
  (depreciation) in investments
                                        ---------------------------------------------------
                                             64,693            -      98,857            -
                                             -------           --     -------           --

Increase (decrease) in net assets
resulting
                                        ---------------------------------------------------
  from operations                            64,052            -      97,266            -
                                             -------           --     -------           --

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                   -            -      86,998            -

Redemptions:
                                             (6,865)            -        (47)            -

Net transfers:
                                        -----------  ------------------------ -------------
                                            899,661            -     609,086            -
                                            --------           --    --------           --
Increase (decrease) in net assets
resulting
                                        ----------   ------------------------ -------------
  from unit transactions                    892,796            -     696,037            -
                                            --------           --    --------           --


INCREASE (DECREASE) IN NET ASSETS
                                             956,848            -     793,303            -

NET ASSETS:
  Beginning of period
                                                  -            -           -            -
                                                  --           --          --           --
  End of period                          $  956,848     $      -   $             $      -
                                        ============ =  ========= ====        =  =========
                                                                     793,303
                                                                     ========




----------------------------------------------------------------------------------------------------------------

                                                          SteinRoe Special        Total FutureFunds
                                                              Venture               Series Account
                                                                Fund
                                                        Investment Division      Investment Division
                                                         1998        1997         1998         1997
                                                          (1)
FROM OPERATIONS:
Net investment income (loss)                           $     (65)     $      -            $           $
                                                                                 61,927,758  50,734,024
Net realized gain (loss) on investment
                                                                1            -   75,412,158  32,675,046
Net change in unrealized appreciation
  (depreciation) in investments
                                                      -----------------------------------
                                                            4,856           -    71,778,239  87,803,241
                                                            -----           --   ----------  ----------

Increase (decrease) in net assets
resulting
                                                      -----------------------------------
  from operations                                           4,792           -   209,118,155 171,212,311
                                                            -----           --  ----------- -----------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                                            9,879            -  127,684,120 112,554,675

Redemptions:                                                                                          (
                                                                             - (131,504,056)78,630,466)

Net transfers:
                                                      -----------------------------------
                                                           29,729           -    90,975,625 115,239,923
                                                           ------           --   ---------- -----------
Increase (decrease) in net assets
resulting
                                                      -----------------------------------
  from unit transactions                                   39,608           -    87,155,689 149,164,132
                                                           ------           --   ---------- -----------


INCREASE (DECREASE) IN NET ASSETS
                                                           44,400            -  296,273,844 320,376,443

NET ASSETS:
  Beginning of period
                                                               -            -  1,175,173,310854,796,867
                                                               --           -- ------------------------
  End of period                                                      $      -  $1,471,447,15$1,175,173,310
                                                      ==========  =  ========= ===========================
                                                          $44,400
                                                          =======





                                             (1)   The    Investment    Division
                                             commenced  operations  on  June  2,
                                             1998  (2) The  Investment  Division
                                             commenced  operations  on  November
                                             12,   1998   (3)   The   Investment
                                             Division ceased  operations on June
                                             22, 1998


See notes to financial statements.              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998 AND 1997

--------------------------------------------------------------------------------

1.   HISTORY OF THE SERIES ACCOUNT

     The FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on November 15, 1983. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate portfolio at year-end.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contact Maintenance Charge - To compensate the Company for administrative services, a contract maintenance charge of not more than $60 is deducted from each participant's account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Pursuant to the contract, charges will be made for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     Deductions for Assumption of Mortality and Expense Risk - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate from .00% to 1.25% depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

4.   RELATED PARTY SERVICES

     The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. (an affiliate) through October 31, 1996. Effective November 1, 1996, a wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.

5.  SELECTED DATA

                            The  following  is a summary of selected  data for a
unit of capital and net assets for the Series Account.

                            --------------------------------------------------------------------------------------------------------

                                     Maxim Aggressive Profile Portfolio                       Maxim Blue Chip Portfolio
                            --------------------------------------------------------------------------------------------------------
                               0.00       0.55       0.75      0.95       1.25     0.00     0.55       0.75       0.95       1.25

                            --------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  01/02/98  09/11/97  09/11/97  09/11/97  09/11/97
06/10/98 09/11/97 09/11/97 09/11/97 09/11/97

1998
 Beginning Unit Value          $ 10.00     $10.31    $ 10.31    $ 10.30   $ 10.29  $ 10.00   $ 10.48   $ 10.47    $ 10.46    $ 10.45
                            ===========================================-----------========================================----------
                            ===========================================-----------========================================----------
 Ending Unit Value             $ 11.50    $ 11.79    $ 11.75    $ 11.72   $ 11.68  $ 10.50   $ 12.28   $ 12.25    $ 12.22    $ 12.17
                            ===========================================-----------========================================----------
                            -----------================================-------------------================================----------
 Number of Units            411,766.69   3,713.98  15,150.39  39,090.58192,086.65 1,779.20  5,053.76 26,637.10  18,073.50 209,618.75
Outstanding
                            ===========================================-----------========================================----------
 Net Assets (000's)            $ 4,734      $ 44      $ 178     $  458    $ 2,243  $ 19       $ 62       $ 326      $ 221    $ 2,551
                            ===========================================-----------========================================----------

1997
 Beginning Unit Value                   $   10.00    $ 10.00    $ 10.00   $ 10.00            $ 10.00   $ 10.00    $ 10.00    $ 10.00
                            ===========================================-----------========================================----------
                            ===========================================-----------========================================----------
 Ending Unit Value                      $   10.31    $ 10.31    $ 10.30   $ 10.29            $ 10.48   $ 10.47    $ 10.46    $ 10.45
                            ===========================================-----------========================================----------
                            -----------================================-------------------================================----------
 Number of Units                           594.16              9,576.11 58,762.77           1,908.53             7,818.57  81,095.13
Outstanding                                       -                                                       -
                            ===========================================-----------========================================----------
 Net Assets (000's)                           $6      $           $ 99       $605              $ 20   $   -          $ 82      $ 847
                                                        -
                            ===========================================-----------========================================----------

1996
 Beginning Unit Value
                            ==============================================================================================----------
                            -----------===========================================--------================================----------
 Ending Unit Value
                            -----------===========================================--------================================----------
 Number of Units
Outstanding
                            ==============================================================================================----------
 Net Assets (000's)
                            ==============================================================================================----------

1995
 Beginning Unit Value
                            ==============================================================================================----------
                            ==============================================================================================---------
 Ending Unit Value
                            ==============================================================================================----------
                            ==============================================================================================----------
 Number of Units
Outstanding
                            ==============================================================================================----------
                            -----------===========================================--------================================----------
 Net Assets (000's)

1994
 Beginning Unit Value
                            ===========================================-----------========================================----------
                            ===========================================-----------========================================----------
 Ending Unit Value
                            ===========================================-----------========================================----------
                            ===========================================-----------========================================----------
 Number of Units
Outstanding
                            ===========================================-----------========================================----------
                            ===========================================-----------========================================----------
 Net Assets (000's)
                            ===========================================-----------========================================----------



                                                   (Continued)
5.  SELECTED DATA

                     -------------------------------------------------------------------------------------------------------------

                                      Maxim Bond Portfolio                          Maxim Conservative Profile Portfolio
                     -------------------------------------------------------------------------------------------------------------
                        0.00       0.55       0.75      0.95       1.25       0.00       0.55       0.75       0.95       1.25

                            -------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  06/10/98  01/01/97  06/13/97  12/04/95  11/15/83
01/02/98 09/11/97 09/11/97 09/11/97 09/11/97

1998
 Beginning Unit Value $ 10.00       $ 10.48     $ 10.38    $ 11.08    $ 28.36  $ 10.00     $ 10.34   $ 10.34    $ 10.33    $ 10.32
                      ===========================================------------===========================================-----------
                      ===========================================------------===========================================-----------
 Ending Unit Value    $ 10.34       $ 11.12     $ 10.99    $ 11.70    $ 29.87  $ 10.80     $ 11.14   $ 11.11    $ 11.15    $ 11.04
                      ===========================================------------===========================================-----------
                      -----------================================----------------------=================================-----------
 Number of Units      19,021.64    7,489.11  302,285.65 271,537.15           542,021.82     104.91426,692.38   3,968.60 436,225.06
Outstanding                                                      1,478,126.62
                      ===========================================------------===========================================-----------
 Net Assets (000's)   $ 197          $ 83     $ 3,322    $ 3,178   $ 44,148   $ 5,856        $ 1    $ 4,741       $ 44    $ 4,816
                      ===========================================------------===========================================-----------

1997
 Beginning Unit Value               $ 10.00     $ 10.00    $ 10.44    $ 26.82              $ 10.00   $ 10.00    $ 10.00    $ 10.00
                      ===========================================------------===========================================-----------
                      ===========================================------------===========================================-----------
 Ending Unit Value                  $ 10.48     $ 10.38    $ 11.08    $ 28.36              $ 10.34   $ 10.34    $ 10.33    $ 10.32
                      ===========================================------------===========================================-----------
                      -----------================================----------------------=================================-----------
 Number of Units                   3,958.65   19,087.44 251,460.22                                            94,228.09  72,034.42
Outstanding                                                      1,688,345.67                 -   -
                      ===========================================------------===========================================-----------
 Net Assets (000's)                  $ 41       $ 198    $ 2,786   $ 47,881               $   -                 $  973      $  743
                                                                                                  $    -
                      ===========================================------------===========================================-----------

1996
 Beginning Unit Value                                      $ 10.11    $ 26.05
                      -----------============================================----------=================================-----------
 Ending Unit Value                                         $ 10.44    $ 26.82
                      -----------============================================----------=================================-----------
 Number of Units                                                 1,890,635.84
Outstanding                                             287,152.67
                      ==================================================================================================-----------
 Net Assets (000's)                                      $ 2,999   $ 50,700
                      ==================================================================================================-----------

1995
 Beginning Unit Value                                      $ 10.00    $ 22.89
                      ==================================================================================================-----------
                      ==================================================================================================-----------
 Ending Unit Value                                         $ 10.11    $ 26.05
                      ==================================================================================================-----------
                      -----------============================================----------=================================-----------
 Number of Units                                        197,590.07
Outstanding                                                      2,010,468.99
                      ==================================================================================================-----------
 Net Assets (000's)                                      $ 1,998   $ 52,363
                      ==================================================================================================-----------

1994
 Beginning Unit Value                                                 $ 23.74
                      ===========================================------------===========================================-----------
                      ===========================================------------===========================================-----------
 Ending Unit Value                                                    $ 22.89
                      ===========================================------------===========================================-----------
                      ===========================================------------===========================================-----------
 Number of Units
Outstanding                                                      2,102,049.13
                      ===========================================------------===========================================-----------
                      ===========================================------------===========================================-----------
 Net Assets (000's)                                               $  48,114
                      ===========================================------------===========================================-----------


                                                     (Continued)

5.  SELECTED DATA

                 -------------------------------------------------------------------------------------------------------------

                             Maxim Corporate Bond Portfolio                         Maxim Growth Index Portfolio
                 -------------------------------------------------------------------------------------------------------------
                    0.00       0.55      0.75       0.95       1.25       0.00       0.55       0.75       0.95       1.25

                 -------------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  01/02/98  01/01/97  06/13/97  12/04/95  02/02/95
06/10/98 09/11/97 09/11/97 09/11/97 09/11/97

1998
 Beginning Unit Value   $ 10.00    $ 11.21     $ 10.55  $ 12.57      $ 15.09  $ 10.00     $ 10.46   $ 10.46    $ 10.45     $ 10.44
                     ===========================================------------===========================================-----------
                     ===========================================------------===========================================-----------
 Ending Unit Value      $ 10.29    $ 11.53     $ 10.83  $ 12.88      $ 15.41  $ 11.87     $ 14.29   $ 14.25    $ 14.21     $ 14.16
                     ===========================================------------===========================================-----------
                     -----------================================----------------------=================================-----------
 Number of Units      49,103.31  10,107.63  178,619.5107,193.71 1,134,813.38   602.66    6,496.27 24,247.29  66,115.58  566,409.87
Outstanding
                     ===========================================------------===========================================-----------
 Net Assets (000's)      $ 505      $ 117    $ 1,934   $ 1,381    $ 17,487       $ 7       $ 93     $ 346       $ 940     $ 8,019
                     ===========================================------------===========================================-----------

1997
 Beginning Unit Value              $ 10.00     $ 10.00  $ 11.26      $ 13.55              $ 10.00   $ 10.00    $ 10.00     $ 10.00
                     ===========================================------------===========================================-----------
                     ===========================================------------===========================================-----------
 Ending Unit Value                 $ 11.21     $ 10.55  $ 12.57      $ 15.09              $ 10.46   $ 10.46    $ 10.45     $ 10.44
                     ===========================================------------===========================================-----------
                     -----------================================----------------------=================================-----------
 Number of Units                 10,505.76      140.0684,830.69   986,392.61             1,592.27             1,779.77   47,353.03
Outstanding                                                                                            -
                     ===========================================------------===========================================-----------
 Net Assets (000's)                 $ 118        $ 1   $ 1,066    $ 14,885                 $ 17      $   -       $ 19       $ 494
                     ===========================================------------===========================================-----------

1996
 Beginning Unit Value                                   $ 10.30      $ 12.44
                     -----------============================================----------=================================-----------
 Ending Unit Value                                      $ 11.26      $ 13.55
                     ==================================================================================================-----------
 Number of Units                                      38,958.69   478,757.71
Outstanding
                     ==================================================================================================-----------
 Net Assets (000's)                                      $ 439     $ 6,488
                     ==================================================================================================-----------

1995
 Beginning Unit Value                                   $ 10.00      $ 10.00
                     ==================================================================================================-----------
                     ==================================================================================================-----------
 Ending Unit Value                                      $ 10.30      $ 12.44
                     ==================================================================================================-----------
                     -----------============================================----------=================================-----------
 Number of Units                                         269.42   220,637.10
Outstanding
                     ==================================================================================================-----------
 Net Assets (000's)                                        $ 3     $ 2,744
                     ==================================================================================================-----------

1994
 Beginning Unit Value
                     ===========================================------------===========================================-----------
                     ===========================================------------===========================================-----------
 Ending Unit Value
                     ===========================================------------===========================================-----------
                     ===========================================------------===========================================-----------
 Number of Units
Outstanding
                     ===========================================------------===========================================-----------
                     ===========================================------------===========================================-----------
 Net Assets (000's)
                     ===========================================------------===========================================-----------

                                                                                                    (Continued)


5.  SELECTED DATA

                    --------------------------------------------------------------------------------------------------------------

                             Maxim International Equity Portfolio                       Maxim INVESCO ADR Portfolio
                    --------------------------------------------------------------------------------------------------------------
                       0.00      0.55       0.75       0.95       1.25       0.00       0.55       0.75       0.95       1.25

                    --------------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  06/10/98  01/01/97  06/13/97  12/04/95  04/13/94
06/10/98 01/01/97 06/13/97 12/04/95 01/05/95

1998
 Beginning Unit Value  $ 10.00     $ 10.14   $  9.42    $ 12.39      $ 13.43  $ 10.00    $ 11.15    $ 10.01    $ 13.88     $ 14.90
                     ===========================================------------===========================================------------
                     ===========================================------------===========================================------------
 Ending Unit Value    $   8.73     $  9.58   $  8.88    $ 11.66      $ 12.59 $   9.75    $ 12.26    $ 10.99    $ 15.21     $ 16.28
                     ===========================================------------===========================================------------
                     -----------================================----------------------=================================------------
 Number of Units     28,867.69   32,162.34122,570.24 498,703.59 2,333,665.81 5,065.09  29,294.88 292,162.25  51,071.84  347,745.34
Outstanding
                     ===========================================------------===========================================------------
 Net Assets (000's)      $ 252      $ 308   $ 1,089     $ 5,815    $ 29,389      $ 49      $ 359                   $         $
                                                                                                 $3,211     777        5,660
                     ===========================================------------===========================================------------

1997
 Beginning Unit Value              $ 10.00   $ 10.00    $ 12.27      $ 13.33             $ 10.00    $ 10.00    $ 12.50     $ 13.46
                     ===========================================------------===========================================------------
                     ===========================================------------===========================================------------
 Ending Unit Value                 $ 10.14  $   9.42    $ 12.39      $ 13.43             $ 11.15    $ 10.01    $ 13.88     $ 14.90
                     ===========================================------------===========================================------------
                     -----------================================----------------------=================================------------
 Number of Units                 39,222.20  2,087.94 557,569.31 2,831,592.94           34,886.43       7.11 149,143.92  314,943.72
Outstanding
                     ===========================================------------===========================================------------
 Net Assets (000's)                 $ 398      $ 20    $ 6,908     $ 38,028                $ 389     $ 0        $            $
                                                                                                              2,070       4,693
                     ===========================================------------===========================================------------

1996
 Beginning Unit Value                                   $ 10.36      $ 11.29                                   $ 10.41     $ 11.25
                     -----------============================================----------=================================------------
 Ending Unit Value                                      $ 12.27      $ 13.33                                   $ 12.50     $ 13.46
                     -----------============================================----------=================================------------
 Number of Units                                     548,157.84 2,249,181.67                                 74,310.25  126,363.18
Outstanding
                     ==================================================================================================------------
 Net Assets (000's)                                    $ 6,725     $ 29,981                                        $          $
                                                                                                               929        1,701
                     ==================================================================================================------------

1995
 Beginning Unit Value                                   $ 10.00      $ 10.49                                   $ 10.00     $ 10.00
                     ==================================================================================================------------
                     ==================================================================================================------------
 Ending Unit Value                                      $ 10.36      $ 11.29                                   $ 10.41     $ 11.25
                     ==================================================================================================------------
                     -----------============================================----------=================================------------
 Number of Units                                     290,190.44                                               1,130.83   23,104.73
Outstanding                                                     1,645,237.34
                     ==================================================================================================------------
 Net Assets (000's)                                    $ 3,006      $18,570                                                   $
                                                                                                               $12         260
                     ==================================================================================================------------

1994
 Beginning Unit Value                                                $ 10.00
                     ===========================================------------===========================================------------
                     ===========================================------------===========================================------------
 Ending Unit Value                                                   $ 10.49
                     ===========================================------------===========================================------------
                     ===========================================------------===========================================------------
 Number of Units                                                1,075,821.94
Outstanding
                     ===========================================------------===========================================------------
                     ===========================================------------===========================================------------
 Net Assets (000's)                                              $ 11,286
                     ===========================================------------===========================================------------

                                                                 (Continued)

5.  SELECTED DATA

                     --------------------------------------------------------------------------------------------------------------

                                Maxim INVESCO Balanced Portfolio                   Maxim INVESCO Small-Cap Growth Portfolio
                     --------------------------------------------------------------------------------------------------------------
                        0.00      0.55       0.75      0.95        1.25       0.00       0.55       0.75       0.95       1.25

                     --------------------------------------------------------------------------------------------------------------
  Date Commenced      01/02/98  01/01/97   06/13/97  10/31/96    10/31/96   06/10/98   01/01/97   06/13/97   12/04/95   01/09/95
Operations
1998
 Beginning Unit Value   $ 10.00    $ 12.53   $ 10.63    $ 12.66     $ 12.62   $ 10.00     $ 11.80   $ 11.11    $ 15.90      $ 19.21
                     ==========================================-------------===========================================------------
                     ==========================================-------------===========================================------------
 Ending Unit Value      $ 11.84    $ 14.76   $ 12.50    $ 14.85     $ 14.76   $ 11.04     $ 13.81   $ 12.97    $ 18.52      $ 22.31
                     ==========================================-------------===========================================------------
                     -----------===============================-----------------------=================================------------
 Number of Units     206,749.57  13,049.81530,510.93 342,274.215,029,978.19 31,102.91   85,293.71334,433.76 251,992.27 1,277,401.42
Outstanding          =========================================-------------===========================================------------
 Net Assets (000's)      $           $         $         $            $           $        $         $          $            $
                       2,448       193      6,632      5,082      74,219       343      1,178      4,339      4,667      28,498
                     ==========================================-------------===========================================------------

1997
 Beginning Unit Value              $ 10.00   $ 10.00    $ 10.14     $ 10.13               $ 10.00   $ 10.00    $ 13.52      $ 16.38
                     ==========================================-------------===========================================------------
                     ==========================================-------------===========================================------------
 Ending Unit Value                 $ 12.53   $ 10.63    $ 12.66     $ 12.62               $ 11.80   $ 11.11    $ 15.90      $ 19.21
                     ==========================================-------------===========================================------------
                     -----------===============================-----------------------=================================------------
 Number of Units                14,831.94  1,275.72 340,421.004,925,017.36            110,005.54    754.64 296,221.15 1,340,084.31
Outstanding          ==========================================-------------===========================================------------
 Net Assets (000's)               $ 186                   $          $                     $                    $           $
                                             $ 14      4,310      62,154                1,298       $ 8       4,710      25,743
                     ==========================================-------------===========================================------------

1996
 Beginning Unit Value                                   $ 10.00     $ 10.00                                    $ 10.77      $ 13.09
                     -----------============================================----------=================================------------
 Ending Unit Value                                      $ 10.14     $ 10.13                                    $ 13.52      $ 16.38
                     -----------============================================----------=================================------------
 Number of Units                                        4,262.66   22,568.19                                 159,393.34   776,719.68
 Outstanding         ==================================================================================================------------
 Net Assets (000's)                                                                                             $             $
                                                       $ 43       $ 229                                       2,155      12,726
                     ==================================================================================================------------

1995
 Beginning Unit Value                                                                                          $ 10.00      $ 10.00
                     ==================================================================================================------------
                     ==================================================================================================------------
 Ending Unit Value                                                                                             $ 10.77      $ 13.09
                     ==================================================================================================------------
                     -----------============================================----------=================================------------
 Number of Units                                                                               24,147.18   210,982.04
Outstanding          ==================================================================================================------------
 Net Assets (000's)                                                                                                $           $
                                                                                                               260        2,762
                     ==================================================================================================------------

1994
 Beginning Unit Value
                     ==========================================-------------===========================================------------
                     ==========================================-------------===========================================------------
 Ending Unit Value
                     ==========================================-------------===========================================------------
                     ==========================================-------------===========================================------------
 Number of Units
 Outstanding         ==========================================-------------===========================================------------
                     ==========================================-------------===========================================------------
 Net Assets (000's)
                     ==========================================-------------===========================================------------

                                               (Continued)

5.  SELECTED DATA

                            --------------------------------------------------------------------------------------------------------

                                   Maxim Mid-Cap Portfolio (Growth Fund I)                     Maxim MidCap Growth Portfolio
                            --------------------------------------------------------------------------------------------------------
                               0.00      0.55       0.75      0.95        1.25        0.00      0.55       0.75       0.95      1.25

                            --------------------------------------------------------------------------------------------------------
  Date Commenced Operations  06/10/98  01/01/97   06/13/97  12/04/95    04/13/94    01/02/98  09/11/97   09/11/97  09/11/97 09/11/97

1998
 Beginning Unit Value          $ 10.00    $ 11.23   $ 11.00    $ 12.14     $ 15.99    $ 10.00   $ 10.33    $ 10.33    $ 10.32  10.31
                            ==========================================-------------===========================================------
                            ==========================================-------------===========================================------
 Ending Unit Value             $ 12.06    $ 14.94   $ 14.60    $ 16.08     $ 21.12    $ 12.28   $ 12.56    $ 12.53    $ 12.49  12.45
                            ==========================================-------------===========================================------
                            -----------===============================------------------------================================------
 Number of Units Outstanding39,226.80 39,615.48256,925.44 470,211.382,277,248.95 176,746.72 3,908.23  36,548.42 55,481.56 384,828.79
                            ==========================================-------------===========================================------
 Net Assets (000's)                $         $        $          $           $          $            $         $           $   4,789
                               473        592      3,752      7,561      48,105      2,170       49        458        693
                            ==========================================-------------===========================================-----

1997
 Beginning Unit Value                     $ 10.00   $ 10.00    $ 10.85     $ 14.34              $ 10.00    $ 10.00    $ 10.00  10.00
                            ==========================================-------------===========================================------
                            ==========================================-------------===========================================------
 Ending Unit Value                        $ 11.23   $ 11.00    $ 12.14     $ 15.99              $ 10.33    $ 10.33    $ 10.32  10.31
                            ==========================================-------------===========================================------
                            -----------===============================------------------------================================------
 Number of Units Outstanding            34,374.34  2,545.66 422,167.922,495,810.84             1,741.25        12,739.10  128,683.86
                            ==========================================-------------===========================================------
 Net Assets (000's)                          $                   $          $                               $ -           $   1,327
                                          386       $ 28      5,125      39,908                 $ 18                  131
                            ==========================================-------------===========================================------

1996
 Beginning Unit Value                                          $ 10.34     $ 13.70
                            -----------============================================-----------================================------
 Ending Unit Value                                             $ 10.85     $ 14.34
                            -----------============================================-----------================================------
 Number of Units Outstanding                                528,556.232,440,068.07
                            ==================================================================================================------
 Net Assets (000's)                                              $          $
                                                              5,733      34,979
                            ==================================================================================================------

1995
 Beginning Unit Value                                          $ 10.00     $ 10.96
                            ==================================================================================================------
                            ==================================================================================================------
 Ending Unit Value                                             $ 10.34     $ 13.70
                            ==================================================================================================-----
                            -----------============================================-----------================================------
 Number of Units Outstanding                                194,687.271,715,174.42
                            ==================================================================================================-----
 Net Assets (000's)                                             $            $
                                                              2,012      23,498
                            ==================================================================================================------

1994
 Beginning Unit Value                                                      $ 10.00
                            ==========================================-------------===========================================-----
                            ==========================================-------------===========================================-----
 Ending Unit Value                                                         $ 10.96
                            ==========================================-------------===========================================-----
                            ==========================================-------------===========================================-----
 Number of Units Outstanding                                            788,758.55
                            ==========================================-------------===========================================-----
                            ==========================================-------------===========================================-----
 Net Assets (000's)                                                            $
                                                                         8,648
                            ==========================================-------------===========================================-----

                                                              (Continued)



5.  SELECTED DATA

                   ---------------------------------------------------------------------------------------------------------------

                              Maxim Moderate Profile Portfolio                 Maxim Moderately Aggressive Profile Portfolio
                   ---------------------------------------------------------------------------------------------------------------
                      0.00       0.55       0.75      0.95        1.25        0.00      0.55       0.75       0.95       1.25

                   ---------------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  01/02/98  09/11/97  09/11/97  09/11/97  09/11/97
01/02/98 09/11/97 09/11/97 09/11/97 09/11/97

1998
 Beginning Unit Value $ 10.00    $ 10.24   $ 10.24    $ 10.23     $ 10.22    $ 10.00   $ 10.35    $ 10.34    $ 10.34     $ 10.33
                     ========================================-------------===========================================------------
                     ========================================-------------===========================================------------
 Ending Unit Value    $ 11.13    $ 11.35   $ 11.32    $ 11.28     $ 11.25    $ 11.25   $ 11.58    $ 11.55    $ 11.52     $ 11.48
                     ========================================-------------===========================================------------
                     ---------===============================------------------------================================------------
 Number of Units     419,765.72    2,619.56258,990.96  16,878.33  418,487.19 697,144.75  4,302.17 140,358.02  36,452.19  446,496.19
 Outstanding         =======================================-------------===========================================------------
 Net Assets (000's)      $           $      $             $          $        $                     $            $       $ 5,126
                     4,672       30       2,932       190       4,708       7,844      $ 50      1,622       420
                     ========================================-------------===========================================------------

1997
 Beginning Unit Value            $ 10.00   $ 10.00    $ 10.00     $ 10.00              $ 10.00    $ 10.00    $ 10.00     $ 10.00
                     ========================================-------------===========================================------------
                     ========================================-------------===========================================------------
 Ending Unit Value               $ 10.24   $ 10.24    $ 10.23     $ 10.22              $ 10.35    $ 10.34    $ 10.34     $ 10.33
                     ========================================-------------===========================================------------
                     ---------===============================------------------------================================------------
 Number of Units                 2,249.51       -    44,770.91  110,105.33             2,109.96             53,828.37  141,839.79
 Outstanding                                                                               -
                     ========================================-------------===========================================------------
 Net Assets (000's)                  $      $ -                      $                            $ -           $        $ 1,465
                                 23                  $ 458      1,125                  $ 22                  557
                     ========================================-------------===========================================------------

1996
 Beginning Unit Value
                     ---------============================================-----------================================------------
 Ending Unit Value
                     ---------============================================-----------================================------------
 Number of Units
 Outstanding         ================================================================================================------------
 Net Assets (000's)
                     ================================================================================================------------

1995
 Beginning Unit Value
                     ================================================================================================------------
                     ================================================================================================------------
 Ending Unit Value
                     ================================================================================================------------
                     ---------============================================-----------================================------------
 Number of Units
Outstanding          ================================================================================================------------
 Net Assets (000's)
                     ================================================================================================------------

1994
 Beginning Unit Value
                     ========================================-------------===========================================------------
                     ========================================-------------===========================================------------
 Ending Unit Value
                     ========================================-------------===========================================------------
                     ========================================-------------===========================================------------
 Number of Units
 Outstanding         ========================================-------------===========================================------------
                     ========================================-------------===========================================------------
 Net Assets (000's)
                     ========================================-------------===========================================------------

                                                               (Continued)

5.  SELECTED DATA

                    ----------------------------------------------------------------------------------------------------------------

                        Maxim Moderately Conservative Profile Portfolio                  Maxim Money Market Portfolio
                    ----------------------------------------------------------------------------------------------------------------
                       0.00       0.55       0.75      0.95        1.25       0.00      0.55       0.75        0.95        1.25

                    ----------------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  01/02/98  09/11/97  09/11/97  09/11/97  09/11/97
06/10/98 01/01/97 06/13/97 12/04/95 11/15/83

1998
 Beginning Unit Value   $ 10.00     $ 10.21   $ 10.21    $ 10.20    $ 10.19    $ 10.00   $ 10.47     $ 10.25     $ 10.89     $ 18.30
                     ===========================================-------------===========================================------------
                     ===========================================-------------===========================================------------
 Ending Unit Value      $ 10.95     $ 11.15   $ 11.12    $ 11.04    $ 11.05    $ 10.28   $ 10.95     $ 10.70     $ 11.34     $ 19.01
                     ===========================================-------------===========================================------------
                     ------------===============================-----------------------=================================------------
 Number of Units       177,087.47            338,437.20  4,110.80 354,140.45 80,123.80 719,236.731,613,050.25 352,052.983,758,054.92
Outstanding                            -
                     ===========================================-------------===========================================------------
 Net Assets (000's)     $ 1,940     $ -         $                    $ 3,913       $        $           $           $         $
                                             3,763      $ 45                    824      7,874     17,260      3,992       71,428
                     ===========================================-------------===========================================------------

1997
 Beginning Unit Value               $ 10.00   $ 10.00    $ 10.00    $ 10.00              $ 10.00     $ 10.00     $ 10.44     $ 17.60
                     ===========================================-------------===========================================------------
                     ===========================================-------------===========================================------------
 Ending Unit Value                  $ 10.21   $ 10.21    $ 10.20    $ 10.19              $ 10.47     $ 10.25     $ 10.89     $ 18.30
                     ===========================================-------------===========================================-----------
                     ------------===============================-----------------------=================================------------
 Number of Units                                        53,438.52  53,608.55           875,612.10  11,698.04 1,402,319.63,877,164.14
 Outstanding               -         -
                     ===========================================-------------===========================================------------
 Net Assets (000's)                 $ -        $ -                      $                   $                      $           $
                                                        $ 545       546                  9,168      $ 120      15,271      70,952
                     ===========================================-------------===========================================------------

1996
 Beginning Unit Value                                                                                            $ 10.04     $ 16.96
                     ------------============================================----------=================================------------
 Ending Unit Value                                                                                               $ 10.44     $ 17.60
                     ------------============================================----------=================================------------
 Number of Units                                                                                              343,499.443,129,281.92
Outstanding          ===================================================================================================------------
 Net Assets (000's)                                                                                                $          $
                                                                                                               3,588       55,089
                     ===================================================================================================------------

1995
 Beginning Unit Value                                                                                            $ 10.00     $ 16.25
                     ===================================================================================================------------
                     ===================================================================================================------------
 Ending Unit Value                                                                                               $ 10.04     $ 16.96
                     ===================================================================================================------------
                     ------------============================================----------=================================------------
 Number of Units                                                                                              169,096.042,880,571.67
Outstanding          ===================================================================================================------------
 Net Assets (000's)                                                                                                 $           $
                                                                                                               1,697    48,860
                     ===================================================================================================------------

1994
 Beginning Unit Value                                                                                                        $ 15.84
                     ===========================================-------------===========================================------------
                     ===========================================-------------===========================================------------
 Ending Unit Value                                                                                                           $ 16.25
                     ===========================================-------------===========================================------------
                     ===========================================-------------===========================================------------
 Number of Units
Outstanding                                                                                                             2,277,816.08
                     ===========================================-------------===========================================------------
                     ===========================================-------------===========================================------------
 Net Assets (000's)                                                                                                       $ 37,019
                     ===========================================-------------===========================================------------

                                                       (Continued)




5.  SELECTED DATA

                    ----------------------------------------------------------------------------------------------------------------

                         Maxim Small-Cap Aggressive Growth Portfolio                   Maxim Small-Cap Index Portfolio
                    ----------------------------------------------------------------------------------------------------------------
                       0.00       0.55       0.75      0.95       1.25       0.00       0.55       0.75        0.95        1.25

                    ----------------------------------------------------------------------------------------------------------------
  Date  Commenced   Operations  06/10/98  09/11/97  09/11/97  09/11/97  09/11/97
06/10/98 01/01/97 06/13/97 12/04/95 03/15/94

1998
 Beginning Unit Value  $ 10.00     $ 10.03   $ 10.02    $ 10.01   $ 10.01     $ 10.00   $ 12.03     $ 11.14    $ 14.28      $ 16.08
                     ==========================================-----------=============================================-------------
                     ==========================================-----------=============================================-------------
 Ending Unit Value      $ 9.58      $ 9.74    $ 9.72     $ 9.69   $  9.66    $   9.48   $ 11.78     $ 10.88    $ 13.92      $ 15.63
                     ==========================================-----------=============================================-------------
                     -----------===============================-----------------------=================================-------------
 Number of Units      9,120.17    5,260.61 14,660.30  22,333.17188,314.26   11,591.13 22,273.21  183,674.90  72,881.82   654,733.49
 Outstanding         ==========================================-----------=============================================-------------
 Net Assets (000's)         $                               $        $             $        $          $       $ 1,015   $ 10,235
                        87         $ 51   $ 142         216      1,818        110        262       1,998
                     ==========================================-----------=============================================-------------

1997
 Beginning Unit Value              $ 10.00   $ 10.00    $ 10.00   $ 10.00               $ 10.00     $ 10.00    $ 11.92      $ 13.46
                     ==========================================-----------=============================================-------------
                     ==========================================-----------=============================================-------------
 Ending Unit Value                 $ 10.03   $ 10.02    $ 10.01   $ 10.01               $ 12.03     $ 11.14    $ 14.28      $ 16.08
                     ==========================================-----------=============================================-------------
                     -----------===============================-----------------------=================================-------------
 Number of Units                   1,448.50             9,792.14 70,399.46             20,427.36    1,923.32 147,236.05   711,865.97
 Outstanding                                    -
                     ==========================================-----------=============================================-------------
 Net Assets (000's)                           $ -                      $                    $                 $ 2,103    $ 11,447
                                   $ 15                $ 98       705                    246       $ 21
                     ==========================================-----------=============================================-------------

1996
 Beginning Unit Value                                                                                          $ 10.43      $ 11.82
                     ==================================================================================================-------------
                     -----------==========================================------------=================================-------------
 Ending Unit Value                                                                                             $ 11.92      $ 13.46
                     ==================================================================================================-------------
 Number of Units                                                                                            132,987.33   477,902.35
Outstanding          ==================================================================================================-------------
                     ==================================================================================================-------------
 Net Assets (000's)                                                                                          $ 1,585             $
                                                                                                                       6,433
                     ==================================================================================================-------------

1995
 Beginning Unit Value                                                                                          $ 10.00      $  9.48
                     ==================================================================================================-------------
                     ==================================================================================================-------------
 Ending Unit Value                                                                                             $ 10.43       $11.82
                     ==================================================================================================-------------
                     -----------==========================================------------=================================-------------
 Number of Units                                                                                             72,120.51   296,281.36
 Outstanding         ==================================================================================================-------------
 Net Assets (000's)                                                                                             $ 753           $
                                                                                                                          3,502
                     ==================================================================================================-------------

1994
 Beginning Unit Value                                                                                                       $ 10.00
                     ==========================================-----------=============================================-------------
                     ==========================================-----------=============================================-------------
 Ending Unit Value                                                                                                         $   9.48
                     ==========================================-----------=============================================-------------
                     ==========================================-----------=============================================-------------
 Number of Units                                                                                                         152,895.00
 Outstanding         ==========================================-----------=============================================-------------
                     ==========================================-----------=============================================-------------
 Net Assets (000's)
                                                                                                                       $ 1,449
                     ==========================================-----------=============================================-------------


                                                          (Continued)



5.  SELECTED DATA

                -----------------------------------------------------------------------------------------------------------------

                           Maxim Small-Cap Value Portfolio                           Maxim Stock Index Portfolio
                -----------------------------------------------------------------------------------------------------------------
                   0.00       0.55       0.75      0.95       1.25       0.00       0.55       0.75        0.95         1.25

                -----------------------------------------------------------------------------------------------------------------
  Date Commenced 01/02/98   01/01/97   06/13/97  12/04/95   11/04/94   06/10/98   01/01/97   06/13/97    12/04/95     11/15/83
Operations
1998
 Beginning Unit     $ 10.00    $ 12.72   $ 11.81    $ 15.50   $ 17.03    $ 10.00    $ 13.15     $ 10.95      $ 16.27     $ 57.44
 Value          ===========================================-----------==============================================-------------
                ===========================================-----------==============================================-------------
 Ending Unit        $ 10.87    $ 13.69   $ 12.69    $ 16.63   $ 18.21    $ 11.09    $ 16.58     $ 13.78      $ 20.44     $ 71.93
 Value          ===========================================-----------==============================================-------------
                ------------===============================----------------------===================================-------------
 Number of Units 117,016.71   4,136.54 24,665.53  21,916.39162,035.10 444,254.02 106,369.29 3,382,583.061,470,364.977,484,324.11
 Outstanding    ===========================================-----------==============================================-------------
 Net Assets             $                                         $   $ 4,929          $           $            $         $
 (000's)           1,273       $ 57     $ 313      $ 364     2,951                 1,763      46,606       30,053     538,337
                ===========================================-----------==============================================-------------

1997
 Beginning Unit                $ 10.00   $ 10.00    $ 12.24   $ 13.48               $ 10.00     $ 10.00      $ 12.43     $ 44.00
 Value          ===========================================-----------==============================================-------------
                ===========================================-----------==============================================-------------
 Ending Unit                   $ 12.72   $ 11.81    $ 15.50   $ 17.03               $ 13.15     $ 10.95      $ 16.27     $ 57.44
 Value          ===========================================-----------==============================================-------------
                ------------===============================----------------------===================================-------------
 Number of Units              5,933.43    395.12   4,787.54113,566.69             94,900.40  167,748.34 2,328,852.188,215,445.99
Outstanding     ===========================================-----------==============================================-------------
 Net Assets                                                       $                   $                         $          $
 (000's)                       $ 75       $ 5       $ 74     1,934                1,248       $1,837       37,890     471,895
                ===========================================-----------==============================================-------------

1996
 Beginning Unit                                     $ 10.48   $ 11.58                                        $ 10.30     $ 36.57
 Value          ====================================================================================================-------------
 Ending Unit                                        $ 12.24   $ 13.48                                        $ 12.43     $ 44.00
 Value          ====================================================================================================-------------
 Number of Units                                    1,652.65 39,184.70                                   2,057,207.667,884,581.79
Outstanding     ====================================================================================================-------------
 Net Assets                                                                                                     $          $
 (000's)                                            $ 20     $ 528                                         25,565     346,883
                ====================================================================================================-------------

1995
 Beginning Unit                                     $ 10.00   $ 10.15                                        $ 10.00     $ 27.30
 Value          ====================================================================================================-------------
                ====================================================================================================-------------
 Ending Unit                                        $ 10.48   $ 11.58                                        $ 10.30     $ 36.57
 Value          ====================================================================================================-------------
                ------------==========================================-----------===================================-------------
 Number of Units                                     164.60 30,919.44                                     937,180.757,636,165.40
 Outstanding    ====================================================================================================-------------
 Net Assets                                                                                                                $
 (000's)                                            $  2     $ 358                                       $  9,653     279,234
                ====================================================================================================-------------

1994
 Beginning Unit                                               $ 10.00                                                    $ 27.61
 Value          ===========================================-----------==============================================-------------
                ===========================================-----------==============================================-------------
 Ending Unit                                                  $ 10.15                                                    $ 27.30
 Value          ===========================================-----------==============================================-------------
                ===========================================-----------==============================================-------------
 Number of Units                                                 0.01                                               7,589,448.89
Outstanding     ===========================================-----------==============================================-------------
                ===========================================-----------==============================================-------------
 Net Assets                                                                                                               $
 (000's)                                                       $ 0                                                    207,183
                ===========================================-----------==============================================-------------

                                                       (Continued)





5.  SELECTED DATA

                            --------------------------------------------------------------------------------------------------------

                                         Maxim T. Rowe Price Equity/Income Portfolio                  Maxim Total Return Portfolio
                            --------------------------------------------------------------------------------------------------------

                               0.00          0.55           0.75           0.95            1.25            0.95           1.25

                            ------------                                              ----------------
                                        ----------------------------------------------                ------------------------------
  Date Commenced Operations  06/10/98      01/01/97       06/13/97       12/04/95        11/09/94        12/04/95       04/20/94

1998
 Beginning Unit Value           $ 10.00      $ 12.81        $ 11.14         $ 15.74          $ 19.47        $ 13.79         $ 15.69
                            ==========================================================----------------===============---------------
                            ==========================================================----------------===============---------------
 Ending Unit Value              $ 10.17      $ 13.88        $ 12.04         $ 16.99          $ 20.94       $ -              $ -
                            ==========================================================----------------===============---------------
                            ------------==============================================----------------------------------------------
 Number of Units Outstanding 114,503.07   119,756.04     614,261.17      379,091.37     3,756,224.78           -                -
                            ==========================================================----------------===============---------------
 Net Assets (000's)            $ 1,164      $ 1,662         $ 7,398        $ 6,440          $ 78,674       $ -              $ -
                            ==========================================================----------------===============---------------

1997
 Beginning Unit Value                        $ 10.00        $ 10.00         $ 12.34          $ 15.30        $ 11.27         $ 12.87
                            ==========================================================----------------===============---------------
                            ==========================================================----------------===============---------------
 Ending Unit Value                           $ 12.81        $ 11.14         $ 15.74          $ 19.47        $ 13.79         $ 15.69
                            ==========================================================----------------===============---------------
                            ------------==============================================----------------------------------------------
 Number of Units Outstanding              136,599.23       1,715.12      561,621.67     3,595,375.07           -             285.72
                            ==========================================================----------------===============---------------
 Net Assets (000's)                               $            $ 19        $ 8,840              $          $   -
                                        1,750                                              70,002                            $ 4
                            ==========================================================----------------===============---------------

1996
 Beginning Unit Value                                                       $ 10.43          $ 12.98        $ 10.18         $ 11.66
                            ------------==============================================================------------------------------
 Ending Unit Value                                                          $ 12.34          $ 15.30        $ 11.27         $ 12.87
                            ------------==============================================================------------------------------
 Number of Units Outstanding                                             276,648.63     1,702,863.67      26,145.88      382,179.84
                            =========================================================================================---------------
 Net Assets (000's)                                                        $ 3,413               $
                                                                                           26,057          $ 295         $ 4,918
                            =========================================================================================---------------

1995
 Beginning Unit Value                                                       $ 10.00          $  9.85        $ 10.00         $  9.62
                            =========================================================================================---------------
                            =========================================================================================---------------
 Ending Unit Value                                                          $ 10.43          $ 12.98        $ 10.18         $ 11.66
                            =========================================================================================---------------
                            ------------==============================================================------------------------------
 Number of Unit Outstanding                                                1,324.94       550,610.66       4,862.59      214,442.71
                            =========================================================================================---------------
 Net Assets (000's)                                                             $ 14               $
                                                                                            7,146           $ 50         $ 2,501
                            =========================================================================================---------------

1994
 Beginning Unit Value                                                                        $ 10.00                        $ 10.00
                            ==========================================================----------------===============---------------
                            ==========================================================----------------===============---------------
 Ending Unit Value                                                                           $  9.85                       $   9.62
                            ==========================================================----------------===============---------------
                            ==========================================================----------------===============---------------
 Number of Units Outstanding                                                               16,574.29                      58,473.26
                            ==========================================================----------------===============---------------
                            ==========================================================----------------===============---------------
 Net Assets (000's)
                                                                                            $ 163                          $ 563
                            ==========================================================----------------===============---------------

                                               (Continued)



5.  SELECTED DATA

                    -----------------------------------------------------------------------------------------------------------

                         Maxim U.S. Government Securities Portfolio                   Maxim Value Index Portfolio
                    -----------------------------------------------------------------------------------------------------------
                       0.00       0.55      0.75       0.95       1.25       0.00      0.55       0.75       0.95      1.25

                    -----------------------------------------------------------------------------------------------------------
                               06/10/98   01/01/97  06/13/97  12/04/95  04/01/85
06/10/98 09/11/97 09/11/97 09/11/97 09/11/97
  Date Commenced Operations

1998
 Beginning Unit Value  $ 10.00    $ 10.62   $ 10.47    $ 11.23     $13.51    $ 10.00    $10.84    $ 10.84    $ 10.83   $ 10.82
                     ================================================================================================----------
 Ending Unit Value     $ 10.43    $ 11.33   $ 11.14    $ 11.93    $ 14.31    $ 10.26   $ 12.34    $ 12.31    $ 12.28   $ 12.23
                     ================================================================================================----------
 Number of Units                          341,859.87
 Outstanding           6,374.10  13,389.95           151,304.43 3,217,525.64 2,711.68  8,915.02  41,993.96  23,951.01 362,062.57
                     ================================================================================================----------
 Net Assets (000's)       $ 66       $152   $ 3,809    $ 1,805   $ 46,046       $ 28     $ 110      $ 517      $ 294   $ 4,428
                     ================================================================================================----------

1997
 Beginning Unit Value             $ 10.00   $ 10.00    $ 10.45    $ 12.61              $ 10.00    $ 10.00    $ 10.00   $ 10.00
                     ================================================================================================----------
 Ending Unit Value                $ 10.62   $ 10.47    $ 11.23    $ 13.51              $ 10.84    $ 10.84    $ 10.83   $ 10.82
                     ================================================================================================----------
 Number of Units                 3,531.32    739.30 112,314.59 3,225,407.45                  -
 Outstanding                                                                                            -  12,307.01 55,506.37
                     ================================================================================================----------
 Net Assets (000's)                  $ 38       $ 8    $ 1,261   $ 43,575                   $-         $-       $ 13     $ 601
                     ================================================================================================----------

1996
 Beginning Unit Value                                  $ 10.15    $ 12.29
                     ================================================================================================----------
 Ending Unit Value                                     $ 10.45    $ 12.61
                     ================================================================================================----------
 Number of Units
 Outstanding                                        119,989.13 3,234,023.68
                     ================================================================================================----------
 Net Assets (000's)                                    $ 1,254   $ 40,777
                     ================================================================================================----------

1995
 Beginning Unit Value                                  $ 10.00    $ 10.71
                     ================================================================================================----------
 Ending Unit Value                                     $ 10.15    $ 12.29
                     ================================================================================================----------
 Number of Unit                                      39,695.16 3,165,425.83
 Outstanding         ================================================================================================----------
 Net Assets (000's)                                      $ 403   $ 38,890
                     ================================================================================================----------

1994
 Beginning Unit Value                                             $ 11.21
                     ================================================================================================----------
 Ending Unit Value                                                $ 10.71
                     ================================================================================================----------
 Number of Units                                               2,756,894.60
 Outstanding         ================================================================================================----------
 Net Assets (000's)                                              $ 29,539
                     ================================================================================================----------

5.  SELECTED DATA

                              ------------------------------------------------------------------------------------------------------

                               American Century VP Balanced                 American Century VP Capital Appreciation Fund
                                           Fund
                              ------------------------------------------------------------------------------------------------------





                                   0.95            1.25           0.00           0.55           0.75           0.95           1.25

                              ---------------------------------------------------------------------------------------------------
  Date Commenced                 12/04/95        08/03/92       06/10/98    01/01/97       06/13/97   12/04/95       08/07/92
Operations
1998
 Beginning Unit Value               $ 12.98        $ 16.41         $ 10.00      $ 9.62       $ 10.09      $ 9.01        $ 13.48
                              ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Ending Unit Value                  $ 14.88        $ 18.77        $   9.72      $ 9.36      $   9.80      $ 8.73        $ 13.02
                              ===============-----------------====================================================---------------
                              --------------------------------====================================================---------------
 Number of Units                   1,003.91       1,510.32       25,906.23   10,882.95    164,721.68  304,341.17   2,088,303.72
 Outstanding                  ===============-----------------====================================================---------------
 Net Assets (000's)                                                   $ 252                       $           $             $
                                    $ 15           $ 28                       $ 102         1,615       2,656         27,197
                              ===============-----------------====================================================---------------

1997
 Beginning Unit Value               $ 11.31        $ 14.36                     $ 10.00       $ 10.00      $ 9.40        $ 14.11
                              ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Ending Unit Value                  $ 12.98        $ 16.41                    $   9.62       $ 10.09      $ 9.01        $ 13.48
                              ===============-----------------====================================================---------------
                              --------------------------------====================================================---------------
 Number of Units                   3,607.78       1,890.46                   14,859.84        449.77  331,874.62   3,207,248.87
 Outstanding                  ===============-----------------====================================================---------------
 Net Assets (000's)                                                              $ 143                         $            $
                                    $ 47           $ 31                                       $ 5       2,990         43,234
                              ===============-----------------====================================================---------------

1996
 Beginning Unit Value               $ 10.18        $ 12.96                                                $ 9.92        $ 14.93
                              --------------------------------====================================================---------------
 Ending Unit Value                  $ 11.31        $ 14.36                                                $ 9.40        $ 14.11
                              --------------------------------====================================================---------------
 Number of Units                 237,929.35   3,238,207.89                                            585,432.85   4,560,706.32
 Outstanding                  ===============-----------------====================================================---------------
 Net Assets (000's)                       $            $                                                      $             $
                                   2,692         46,492                                                 5,503         64,356
                              ===============-----------------====================================================---------------

1995
 Beginning Unit Value               $ 10.00        $ 10.83                                               $ 10.00        $ 11.53
                              ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Ending Unit Value                  $ 10.18        $ 12.96                                              $   9.92        $ 14.93
                              ===============-----------------====================================================---------------
                              --------------------------------====================================================---------------
 Number of Units                  84,634.10   3,153,172.39                                            292,581.15   4,954,474.12
 Outstanding                  ===============-----------------====================================================---------------
 Net Assets (000's)
                                   861           40,853                                                 2,902         73,995
                              ===============-----------------====================================================---------------

1994
 Beginning Unit Value                              $ 10.90                                                              $ 11.82
                              ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Ending Unit Value                                 $ 10.83                                                              $ 11.53
                              ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Number of Units                              2,877,738.22                                                         4,420,493.64
 Outstanding                  ===============-----------------====================================================---------------
                              ===============-----------------====================================================---------------
 Net Assets (000's)                                    $                                                                    $
                                                 31,166                                                               50,985
                              ===============-----------------====================================================---------------

                                                 (Continued)



5.  SELECTED DATA

                     ---------------------------------------------------------------------------------------------------------------

                      Fidelity Investments VIP II Asset Manager Portfolio        Fidelity Investments VIP II Contrafund Porfolio
                     ---------------------------------------------------------------------------------------------------------------
                        0.00      0.55      0.75       0.95       1.25        0.00       0.55       0.75        0.95         1.25

                     ---------------------------------------------------------------------------------------------------------------
  Date Commenced      06/10/98  01/01/97  06/13/97   12/04/95   04/21/94    11/12/98   11/12/98   11/12/98    11/12/98     11/12/98
Operations
1998
 Beginning Unit Value   $ 10.00   $ 12.00    $ 10.74   $ 14.27     $ 14.50    $ 10.00    $ 10.00    $ 10.00      $ 10.00    $ 10.00
                     ==========================================------------==============================================-----------
                     ==========================================------------==============================================-----------
 Ending Unit Value      $ 10.58   $ 13.73    $ 12.27   $ 16.26     $ 16.47    $ 11.71    $ 11.70    $ 11.70      $ 11.70   $  11.69
                     ==========================================------------==============================================-----------
                     -----------===============================-----------------------===================================-----------
 Number of Units      32,619.73 38,527.01 287,339.45163,995.76 2,065,741.39     -                    545.53     1,792.37  79,502.22
 Outstanding                                                                          -
                     ==========================================------------==============================================-----------
 Net Assets (000's)         $                   $         $           $    $   -      $                                           $
                     345         $ 529      3,526     2,667      34,030               -          $ 6         $ 21        930
                     ==========================================------------==============================================-----------

1997
 Beginning Unit Value             $ 10.00    $ 10.00   $ 11.91     $ 12.17
                     ==========================================------------==============================================-----------
                     ==========================================------------==============================================-----------
 Ending Unit Value                $ 12.00    $ 10.74   $ 14.27     $ 14.50
                     ==========================================------------==============================================-----------
                     -----------===============================-----------------------===================================-----------
 Number of Units                41,233.13   1,232.17243,166.13 2,104,778.43
 Outstanding         ==========================================------------==============================================-----------
 Net Assets (000's)                  $                    $         $
                                495       $ 13        3,470         30,519
                     ==========================================------------==============================================-----------

1996
 Beginning Unit Value                                  $ 10.49   $   10.76
                     -----------===========================================-----------===================================-----------
 Ending Unit Value                                     $ 11.91   $   12.17
                     ====================================================================================================-----------
Number of Units                                     220,279.35 1,593,034.53
Outstanding          ====================================================================================================-----------
Net Assets (000's)                                        $           $
------------------
                                                      2,623      19,393
                     -----------===========================================-----------===================================-----------

1995
 Beginning Unit Value                                  $ 10.00    $   9.31
                     -----------===========================================-----------===================================-----------
 Ending Unit Value                                     $ 10.49     $ 10.76
                     -----------===========================================-----------===================================-----------
 Number of Units                                    118,138.13 1,202,943.32
 Outstanding         -----------===========================================-----------===================================-----------
 Net Assets (000's)                                    $ 1,239        $
                                                                 12,939
                     -----------===============================-----------------------===================================-----------

1994
 Beginning Unit Value                                              $ 10.00
                     ==========================================------------==============================================-----------
                     ==========================================------------==============================================-----------
 Ending Unit Value                                                $   9.31
                     ==========================================------------==============================================-----------
                     ==========================================------------==============================================-----------
 Number of Units                                                768,426.17
 Outstanding         ==========================================------------==============================================-----------
                     ==========================================------------==============================================-----------
 Net Assets (000's)                                                     $
                                                                  7,154
                     ==========================================------------==============================================-----------

                                            (Continued)




5.  SELECTED DATA

                              ------------------------------------------------------------------------------------------------------

                                         Fidelity Investments VIP Growth Portfolio       Janus Aspen Worldwide Growth   SteinRoe
                                                                                                     Portfolio         Balanced Fund
                              -----------------------------------------------------------------------------------------------------
                                  0.00         0.55         0.75        0.95         1.25          0.75            0.95      0.75

                              ------------------------------------------------------------------------------------------------------
  Date Commenced Operations     06/10/98     01/01/97     06/13/97    12/04/95     04/21/94      06/02/98        10/12/98  06/02/98

1998
 Beginning Unit Value             $ 10.00      $ 12.28       $ 10.82      $ 13.36     $ 17.77    $ 10.00          $ 10.00   $ 10.00
                              ===================================================-------------=============================---------
                              ===================================================-------------=============================---------
 Ending Unit Value                $ 12.18      $ 17.04       $ 14.98      $ 18.46     $ 24.48    $ 10.65          $ 12.59   $ 10.72
                              ===================================================-------------=============================---------
                              -------------======================================-----------------------------=============---------
 Number of Units Outstanding    56,691.14   157,481.96    593,071.00   503,651.353,681,235.62  17,591.36        48,118.83  4,142.27
                              ===================================================-------------=============================---------
 Net Assets (000's)                                $             $            $           $            $ 187            $       $ 44
                                 $ 691        2,683         8,882        9,300      90,127                         606
                              ===================================================-------------=============================---------

1997
 Beginning Unit Value                          $ 10.00       $ 10.00      $ 10.93     $ 14.57
                              ===================================================-------------=============================---------
                              ===================================================-------------=============================---------
 Ending Unit Value                             $ 12.28       $ 10.82      $ 13.36     $ 17.77
                              ===================================================-------------=============================---------
                              -------------======================================-----------------------------=============---------
 Number of Units Outstanding                157,223.90      3,446.98   588,801.033,352,899.82
                              ===================================================-------------=============================---------
 Net Assets (000's)                                $                          $           $
                                              1,931          $ 37        7,866      59,581
                              ===================================================-------------=============================---------

1996
 Beginning Unit Value                                                      $ 9.62     $ 12.86
                              -------------===================================================----------------=============---------
 Ending Unit Value                                                        $ 10.93     $ 14.57
                              =============================================================================================---------
Number of Units Outstanding                                            463,651.692,500,808.02
                              =============================================================================================---------
Net Assets (000's)                                                            $          $
------------------
                                                                         5,068      36,439
                              -------------===================================================----------------=============---------

1995
 Beginning Unit Value                                                     $ 10.00     $  9.62
                              -------------===================================================----------------=============---------
 Ending Unit Value                                                        $  9.62     $ 12.86
                              -------------===================================================----------------=============---------
 Number of Units Outstanding                                           164,201.341,502,634.51
                              -------------===================================================----------------=============---------
 Net Assets (000's)                                                           $          $
                                                                         1,580      19,328
                              -------------======================================-----------------------------=============---------

1994
 Beginning Unit Value                                                                 $ 10.00
                              ===================================================-------------=============================---------
                              ===================================================-------------=============================---------
 Ending Unit Value                                                                   $   9.62
                              ===================================================-------------=============================---------
                              ===================================================-------------=============================---------
 Number of Units Outstanding                                                       559,313.44
                              ===================================================-------------=============================---------
                              ===================================================-------------=============================---------
 Net Assets (000's)
                                                                                   $ 5,380
                              ===================================================-------------=============================---------

                                                              (Concluded)




                                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


--------------------------------------------------------------------------------

                                   CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                                   YEARS ENDED DECEMBER 1998, 1997 AND 1996
                                       AND INDEPENDENT AUDITORS' REPORT

        GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (An indirect wholly-owned subsidiary of The Great-West Life Assurance Company)

       Consolidated Financial Statements for the Years Ended December 31,
              1998, 1997, and 1996 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


DELOITTE & TOUCHE LLP
Denver, Colorado
January 25, 1999

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

                                                              1998                  1997
                                                       --------------------   ------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,298,936 and $2,151,476)                     $       2,199,818     $         2,082,716
    Available-for-sale, at fair value (amortized
cost
      $6,752,532 and $6,541,422)                             6,936,726               6,698,629
  Common stock, at fair value (cost $41,932 and                 48,640                  39,021
    $34,414)
  Mortgage loans on real estate, net                         1,133,468               1,235,594
  Real estate, net                                              73,042                  93,775
  Policy loans                                               2,858,673               2,657,116
  Short-term investments, available-for-sale (cost
    approximates fair value)                                   420,169                 399,131
                                                       --------------------   ------------------

        Total Investments                                   13,670,536              13,205,982

Cash                                                           176,119                 126,278
Reinsurance receivable
  Related party                                                  5,006                   1,950
  Other                                                        187,952                  82,414
Deferred policy acquisition costs                              238,901                 255,442
Investment income due and accrued                              157,587                 165,827
Other assets                                                   311,078                 121,543
Premiums in course of collection                                84,940                  77,008
Deferred income taxes                                          191,483                 193,820
Separate account assets                                     10,099,543               7,847,451
                                                       --------------------   ------------------




TOTAL ASSETS                                         $      25,123,145     $        22,077,715
                                                       ====================   ==================


See notes to consolidated financial statements.

                                                           1998         1997
                                                      ------------- ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                        555,300        17,774
      Other                                             11,284,414    11,084,945
    Policy and contract claims                             491,932       375,499
    Policyholders' funds                                   181,779       165,106
    Provision for policyholders' dividends                  69,530        62,937
GENERAL LIABILITIES:
    Due to Parent Corporation                               52,877       126,656
    Repurchase agreements                                  244,258       325,538
    Commercial paper                                        39,731        54,058
    Other liabilities                                      761,505       689,967
    Undistributed earnings on participating business       143,717       141,865
    Separate account liabilities                        10,099,543     7,847,451
                                                      ------------- ------------
        Total Liabilities                               23,924,586    20,891,796
                                                      ------------- ------------

COMMITMENTS AND CONTINGENCIES

                                                                       1998         1997
STOCKHOLDER'S EQUITY:                                             ------------- ------------
    Preferred stock, $1 par value, 50,000,000 shares authorized
        Series A, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 600 shares issued and outstanding                                  60,000
        Series B, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 200 shares issued and outstanding                                  20,000
        Series C, cumulative, 1,500 shares authorized,
          none outstanding
        Series D, cumulative, 1,500 shares authorized,
          none outstanding
        Series E, non-cumulative, 2,000,000 shares
          authorized, liquidation value of $20.90 per share,
          0 and 2,000,000 shares issued and outstanding                            41,800
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding         7,032             7,032
    Additional paid-in capital                                  699,556           690,748
    Accumulated other comprehensive income                       61,560            52,807
    Retained earnings                                           430,411           313,532
                                                             -------------   --------------
        Total Stockholder's Equity                            1,198,559         1,185,919
                                                             -------------   --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   25,123,145   $    22,077,715
                                                             =============   ==============


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                        1998            1997           1996
                                                    -------------   -------------  -------------
REVENUES:
  Premiums
    Related party (net of premiums
       recaptured totaling $0,
      $155,798, and $164,839)                    $       46,191  $      155,798  $     164,839
    Other (net of premiums ceded
      totaling $86,409, $61,152, and $60,589)           948,672         677,381        664,610
  Fee income                                            516,052         420,730        347,519
  Net investment income
    Related party                                        (9,416)         (8,957)       (26,082)
    Other                                               906,776         890,630        860,719
  Net realized gains (losses) on investments             38,173           9,800        (21,078)
                                                    -------------   -------------  -------------
                                                      2,446,448       2,145,382      1,990,527
                                                    -------------   -------------  -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $81,205,
    $44,871 and $52,675)                                768,474         543,903        515,750
  Increase in reserves
    Related party                                        46,191         155,798        164,839
    Other                                                78,851          90,013         64,359
  Interest paid or credited to contractholders          491,616         527,784        561,786
  Provision for policyholders' share of earnings
    (losses) on participating business                    5,908           3,753             (7)
  Dividends to policyholders                             71,429          63,799         49,237
                                                    -------------   -------------  -------------
                                                      1,462,469       1,385,050      1,355,964
  Commissions                                           144,246         102,150        106,561
  Operating expenses (income):
    Related party                                        (4,542)         (6,292)       304,599
    Other                                               517,676         431,714         33,435
  Premium taxes                                          30,848          24,153         25,021
                                                    -------------   -------------  -------------
                                                      2,150,697       1,936,775      1,825,580
INCOME BEFORE INCOME TAXES                              295,751         208,607        164,947
                                                    -------------   -------------  -------------
PROVISION FOR INCOME TAXES:
  Current                                                81,770          61,644         45,934
  Deferred                                               17,066         (11,797)       (15,562)
                                                    -------------   -------------  -------------
                                                         98,836          49,847         30,372
                                                    -------------   -------------  -------------
NET INCOME                                       $      196,915  $      158,760  $     134,575
                                                    =============   =============  =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                                                                          Accumulated
                                                                                     Additional            Other
                                    Preferred Stock             Common Stock          Paid-in           Comprehensive     Retained
                               --------------------------  -----------------------
                                 Shares       Amount       Shares     Amount    Capital       Income       Earnings      Total
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, JANUARY 1, 1996       2,000,800     121,800     7,032,000      7,032     657,265       58,763     148,261      993,121

   Net income                                                                                              134,575      134,575
   Other comprehensive loss                                                                    (43,812)                 (43,812)
                                                                                                                      ------------
Total comprehensive income                                                                                               90,763
                                                                                                                      ------------
Capital contributions                                                               7,000                                 7,000
Dividends                                                                                                  (56,670)     (56,670)
                               ------------ -----------  ----------- --------- -------------------------------------- ------------
BALANCE, DECEMBER 31, 1996     2,000,800     121,800     7,032,000      7,032     664,265       14,951     226,166    1,034,214




   Net income                                                                                              158,760      158,760
   Other comprehensive income                                                                   37,856                   37,856
                                                                                                                      ------------
Total comprehensive income                                                                                              196,616
                                                                                                                      ------------
Capital contributions                                                              26,483                                26,483
Dividends                                                                                                  (71,394)     (71,394)
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, DECEMBER 31, 1997     2,000,800     121,800     7,032,000      7,032     690,748       52,807     313,532    1,185,919

   Net income                                                                                              196,915      196,915
   Other comprehensive income                                                                    8,753                    8,753
                                                                                                                      ------------
Total comprehensive income                                                                                              205,668
                                                                                                                      ------------
Capital contributions                                                               8,808                                 8,808
Dividends                                                                                                  (80,036)     (80,036)
Purchase of preferred shares   (2,000,800)  (121,800)                                                                  (121,800)
                               ------------ -----------  ----------- --------- ------------ -------------- ----------  ------------
BALANCE, DECEMBER 31, 1998             0           0     7,032,000      7,032     699,556       61,560     430,411    1,198,559
                               ============ ===========  =========== ========= =========== =============== ==========  ============








See notes to consolidated financial statements.

87

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                         1998            1997          1996
                                                     -------------   -------------  ------------
OPERATING ACTIVITIES:
  Net income                                      $      196,915  $      158,760  $     134,575
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain (loss) allocated to participating
        policyholders                                      5,908           3,753             (7)
      Amortization of investments                        (15,068)            409         15,518
      Realized losses (gains) on disposal of
        investments and provisions for mortgage
        loans and real estate                            (38,173)         (9,800)        21,078
      Amortization                                        55,550          46,929         49,454
      Deferred income taxes                               17,066         (11,824)       (14,658)
  Changes in assets and liabilities:
      Policy benefit liabilities                         938,444         498,114        358,393
      Reinsurance receivable                             (43,643)        112,594        136,966
      Accrued interest and other receivables              28,467          30,299         24,778
      Other, net                                        (184,536)         64,465        (13,676)
                                                     -------------   -------------  ------------
        Net cash provided by operating activities        960,930         893,699        712,421
                                                     -------------   -------------  ------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                              9,920
        Maturities and redemptions                       471,432         359,021        516,838
         Available-for-sale
        Sales                                          6,169,678       3,174,246      3,569,608
        Maturities and redemptions                     1,268,323         771,737        803,369
    Mortgage loans                                       211,026         248,170        235,907
    Real estate                                           16,456          36,624          2,607
    Common stock                                           3,814          17,211          1,888
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                               (584,092)       (439,269)      (453,787)
         Available-for-sale                           (7,410,485)     (4,314,722)    (4,753,154)
    Mortgage loans                                      (100,240)         (2,532)       (23,237)
    Real estate                                           (4,581)        (64,205)       (15,588)
    Common stock                                         (10,020)        (29,608)       (12,113)
                                                     -------------   -------------  ------------
        Net cash provided by (used in)
          investing activities                    $       41,231  $     (243,327) $    (127,662)
                                                     =============   =============  ============


                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                       1998            1997            1996
                                                   --------------  --------------  -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $     (507,237)  $    (577,538)  $    (413,568)
  Due to Parent Corporation                            (73,779)        (19,522)          1,457
  Dividends paid                                       (80,036)        (71,394)        (56,670)
  Net commercial paper repayments                      (14,327)        (30,624)           (172)
  Net repurchase agreements (repayments)
    borrowings                                         (81,280)         38,802         (88,563)
  Capital contributions                                  8,808          11,000           7,000
  Purchase of preferred shares                        (121,800)
  Acquisition of subsidiary                            (82,669)
                                                   --------------  --------------  -------------
                                                   --------------  --------------  -------------
        Net cash used in financing activities         (952,320)       (649,276)       (550,516)
                                                   --------------  --------------  -------------

NET INCREASE IN CASH                                    49,841           1,096          34,243

CASH, BEGINNING OF YEAR                                126,278         125,182          90,939
                                                   --------------  --------------  -------------

CASH, END OF YEAR                               $      176,119   $     126,278   $     125,182
                                                   ==============  ==============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                $      111,493   $      86,829   $     103,700
    Interest                                            13,849          15,124          15,414
















See notes to consolidated financial statements.               (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996 (Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications, primarily related to the presentation of related party transactions and the classification of the release of a contingent liability (see Note 10) have been made to the 1997 and 1996 financial statements.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

               Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income.

               The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

               The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible losses inherent in the loan portfolio. Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

        3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4. Investments in common stock are carried at fair value.

        5. Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        7.     Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $51,724, $44,298, and $47,089 in 1998, 1997, and 1996, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $6,866,478 and $5,741,596 at December 31, 1998 and 1997, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,908,964 and $5,346,516 at December 31, 1998 and 1997, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.


        Participating Fund Account - Participating life and annuity policy reserves are $4,108,314 and $3,901,297 at December 31, 1998 and 1997,
        respectively. Participating business approximates 32.7% and 50.5% of the Company's ordinary life insurance in force and 71.9% and 91.1% of ordinary life insurance premium income at December 31, 1998 and 1997, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk changes, are recognized when due. Benefits and expenses on policies with life contingencies impact premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.3%, 6.6%, and 6.8% in 1998, 1997, and 1996.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

        The Company  implemented  Statement  of Financial  Accounting  Standards
        (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. The implementation of this statement had no material effect on the Company's financial statements.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133 "Accounting for Derivative Instruments and for Hedging Activities". This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. This Statement is effective for the Company beginning January 1, 2000, and earlier adoption is encouraged. The Company has not adopted this Statement as of December 31, 1998. Management has not determined the impact of the Statement on the Company's financial position or results of operations.

        Stock Options - In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which was effective for the Company beginning January 1, 1996. This Statement requires expanded disclosures of stock-based compensation arrangements with employees and encourages (but does not require) compensation cost to be measured based on the fair value of the equity instrument awarded. Companies are permitted, however, to continue to apply APB Opinion No. 25, which recognizes compensation cost based on the intrinsic value of the equity instrument awarded. The Company has continued to apply APB Opinion No. 25 to stock-based compensation awards to employees and has disclosed the required pro forma effect on net income (see Note 13).

2.      ACQUISITION

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Anthem Health & Life Insurance Company (AH&L). The purchase price was based on AH&L's adjusted book value, and is subject to further minor adjustments. The results of AH&L's operations, which had an insignificant effect on net income, have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The balance of the purchase price, $20,175, was recorded as excess cost over net assets acquired (goodwill) and is being amortized over 30 years on a straight-line basis. Management intends to finalize its allocation of the purchase price within a year of the transaction, which will likely result in a reallocation of the purchase price, which is not expected to be material.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and an increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that were recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

        Assets                         Liabilities and Stockholder's Equity

        Cash                             24,600    Policy reserves    137,638
        Deferred income taxes             3,816
        Policy loans                     82,649
        Due from Parent Corporation      19,753
        Other                             6,820
                                      -----------                    -----------
                                        137,638                       137,638

        In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and an increase in reserves as a result of this transaction. Of the $428,152 in reserves that were recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:

        Assets                       Liabilities and Stockholder's Equity

        Bonds                            $    147,475   Policy reserves           $   428,152
        Mortgages                              82,637   Due to Parent Corporation      20,820
        Cash                                  134,900
        Deferred policy acquisition             9,724
        costs
        Deferred income taxes                  15,762
        Policy loans                           56,209
        Other                                   2,265
                                            ----------                               -----------
                                         $    448,972                             $   448,972

        In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased the corporate headquarters properties from the Parent Corporation for $63,700.

        On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

        Assets              Liabilities and Stockholder's Equity

        Cash        160,000   Policy reserves                  155,798
        Bonds        17,975   Due to Parent Corporation         20,373
        Other            60   Deferred income taxes              2,719
                              Undistributed earnings on
                                participating business            (855)
                 -----------                                ---------------
                    178,035                                    178,035

        In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

        On  October  31,  1996,  the  Company  recaptured  certain  pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $164,839 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at October 31, 1996 as a result of this transaction:

        Assets                Liabilities and Stockholder's Equity

        Cash           162,000     Policy reserves                   164,839
        Mortgages       19,753     Due to Parent Corporation          16,180
        Other              118     Deferred income taxes               1,283
                                   Undistributed earnings on
                                     participating business             (431)
                    ------------                                  --------------
                       181,871                                       181,871

        In connection with this transaction, the Parent Corporation made a capital contribution of $7,000 to the Company.

        Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

        Prior to January 1997, the Parent Corporation administered, distributed, and underwrote business for the Company and administered the Company's investment portfolio under various administrative agreements. Since January 1, 1997, the Company has performed these services for the U.S. operations of the Parent Corporation. The following represents revenue from or payments made to the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                            Years Ended December 31,
                                                      ------------------------------------------
                                                         1998           1997           1996
                                                      ------------   ------------   ------------

        Investment management revenue (expense)    $        475   $        801   $     (14,800)
        Administrative and underwriting revenue
         (payments)                                       4,542          6,292        (304,599)

        At December 31, 1998 and 1997, due to Parent Corporation includes $17,930 and $8,957 due on demand and $34,947 and $117,699 of notes payable which bear interest and mature at various dates through June 15, 2008. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.1% and 7.1% at December 31, 1998 and 1997, respectively) while the remainder bear interest at various rates ranging from 5.4% to 6.6%. Interest expense attributable to these payables was $9,891, $9,758, and $11,282 for the years ended December 31, 1998, 1997 and 1996, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1998 and 1997, the reinsurance receivable had a carrying value of $192,958 and $84,364, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:



                                             Ceded         Assumed                    Percentage
                                          Primarily to    Primarily                    of Amount
                               Gross       the Parent     from Other       Net          Assumed
                               Amount     Corporation     Companies       Amount        to Net
                            ------------- -------------  ------------- -------------  ------------
        December 31, 1998:
          Life insurance in force:
            Individual    $   34,017,379 $   4,785,079 $    8,948,442 $  38,180,742     23.44%
            Group             81,907,539                    2,213,372    84,120,911      2.63%
                            ============= =============  ============= =============
                Total     $  115,924,918 $   4,785,079 $   11,161,814 $ 122,301,653
                            ============= =============  ============= =============

          Premium Income:
            Life          $      352,710 $      24,720 $       65,452 $     393,442     16.6%
        insurance
                                 571,992        61,689         74,284       584,587     12.7%
        Accident/health
                            ============= =============  ============= =============
                Total     $      924,702 $      86,409 $      139,736 $     978,029
                            ============= =============  ============= =============
        December 31, 1997:
          Life insurance in force:
            Individual    $   24,598,679 $   4,040,398 $    3,667,235 $  24,225,516     15.1%
            Group             51,179,343                    2,031,477    53,210,820      3.8%
                            ============= =============  ============= =============
                Total     $   75,778,022 $   4,040,398 $    5,698,712 $  77,436,336
                            ============= =============  ============= =============

          Premium Income:
            Life          $      320,456 $   (127,388) $       19,923 $     467,767      4.1%
        insurance
                                 341,837        32,645         34,994       344,186     10.0%
        Accident/health
                            ============= =============  ============= =============
                Total     $      662,293 $    (94,743) $       54,917 $     811,953
                            ============= =============  ============= =============

        December 31, 1996:
          Life insurance in force:
            Individual    $   23,409,823 $   5,246,079 $    3,482,118 $  21,645,862     16.1%
            Group             47,682,237                    1,817,511    49,499,748      3.7%
                            ============= =============  ============= =============
                Total     $   71,092,060 $   5,246,079 $    5,299,629 $  71,145,610
                            ============= =============  ============= =============

          Premium Income:
            Life          $      307,516 $   (111,743) $       19,633 $     438,892      4.2%
        insurance
                                 339,284         7,493         34,242       366,033      9.4%
        Accident/health
                            ============= =============  ============= =============
                Total     $      646,800 $   (104,250) $       53,875 $     804,925
                            ============= =============  ============= =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

        Net investment income is summarized as follows:

                            Years Ended December 31,
                                                      ---------------------------------------------
                                                          1998            1997            1996
                                                      -------------   -------------   -------------
        Investment income:
          Fixed maturities and short-term          $       638,079 $       633,975 $       601,913
        investments
          Mortgage loans on real estate                    110,170         118,274         140,823
          Real estate                                       20,019          20,990           5,292
          Policy loans                                     180,933         194,826         175,746
          Other                                                285              18           1,316
                                                      -------------   -------------   -------------
                                                           949,486         968,083         925,090
        Investment expenses, including interest
        on
          amounts charged by the Parent                     52,126          86,410          90,453
        Corporation
          of $9,891, $9,758, and $11,282
                                                      -------------   -------------   -------------
        Net investment income                      $       897,360 $       881,673 $       834,637
                                                      =============   =============   =============

        Net realized gains (losses) on investments are as follows:

                                                                 Years Ended December 31,
                                                        -------------------------------------------
                                                            1998          1997           1996
                                                        -------------  ------------  --------------
        Realized gains (losses):
          Fixed maturities                            $       38,391 $      15,966 $      (11,624)
          Mortgage loans on real estate                          424         1,081           1,143
          Real estate                                                          363
          Provisions                                           (642)       (7,610)        (10,597)
                                                        =============  ============  ==============
        Net realized gains (losses) on investment     $       38,173 $       9,800 $      (21,078)
                                                        =============  ============  ==============





6.    SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                    Gross         Gross       Estimated
                                   Amortized     Unrealized     Unrealized       Fair       Carrying
                                      Cost          Gains         Losses        Value        Value
                                   -----------   ------------   -----------   -----------  -----------
      Held-to-Maturity:
        U.S. Treasury
      Securities
          and obligations of    $      34,374 $        1,822 $             $      36,196 $     34,374
      U.S.
          Government Agencies
        Collateralized mortgage
          obligations                                                  194
                                       10,135                                      9,941       10,135
        Public utilities              213,256         12,999           460       225,795      213,256
        Corporate bonds             1,809,957         78,854         3,983     1,884,828    1,809,957
        Foreign governments                              782
                                       10,133                                     10,915       10,133
        State and                     121,963          9,298                     131,261      121,963
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   2,199,818 $      103,755 $     4,637 $     2,298,936 $  2,199,818
                                   ===========   ============   =========     ===========  ===========
       Available-for-Sale:
        U.S. Treasury
      Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
               mortgage
               obligations      $     863,479 $       39,855 $       1,704 $     901,630 $    901,630
            Direct mortgage
      pass-
               through                467,100          4,344           692       470,752      470,752
      certificates
            Other                     191,138          1,765           788       192,115      192,115
        Collateralized mortgage
          obligations                 926,797         16,260         1,949       941,108      941,108
        Public utilities              464,096         14,929            36       478,989      478,989
        Corporate bonds             3,557,209        123,318        17,420     3,663,107    3,663,107
        Foreign governments                            2,732
                                       56,505                                     59,237       59,237
        State and                     226,208          4,588         1,008       229,788      229,788
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   6,752,532 $      207,791 $      23,597 $   6,936,726 $  6,936,726
                                   ===========   ============   ===========   ===========  ===========

      Fixed maturities owned at December 31, 1997 are summarized as follows:

                                                    Gross         Gross      Estimated
                                   Amortized     Unrealized    Unrealized       Fair       Carrying
                                      Cost          Gains        Losses        Value        Value
                                   -----------   ------------  ------------  -----------  -----------
      Held-to-Maturity:
          U.S. Treasury
            Securities
            and obligations of
      U.S.
            Government Agencies  $             $       1,186 $          25 $            $
                                       25,883                                    27,044       25,883
          Collateralized
      mortgage
             obligations                                 174
                                        5,006                                     5,180        5,006
          Public utilities                            11,214             3      256,605      245,394
                                      245,394
          Corporate bonds           1,668,710         57,036         3,069    1,722,677    1,668,710
          Foreign governments                            659
                                       10,268                                    10,927       10,268
          State and                                    1,588                    129,043      127,455
      municipalities                  127,455
                                   -----------   ------------  ------------  -----------  -----------
                                 $  2,082,716  $      71,857 $       3,097 $  2,151,476 $  2,082,716
                                   ===========   ============  ============  ===========  ===========


                                                     Gross         Gross       Estimated
                                     Amortized     Unrealized    Unrealized       Fair       Carrying
                                       Cost          Gains         Losses        Value        Value
                                    ------------   -----------   -----------   -----------  -----------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
      mortgage
               obligations       $              $     17,339  $        310  $     670,004 $    670,004
                                      652,975

           Direct mortgage
      pass-
               through                                 7,911         2,668        922,459      922,459
      certificates                    917,216
            Other                                      1,794           244        298,887      298,887
                                      297,337

        Collateralized mortgage
           obligations                                19,494         1,453        700,199      700,199
                                      682,158

        Public utilities                               8,716         1,320        556,831      556,831
                                      549,435

        Corporate bonds               3,265,039      107,740         4,350      3,368,429    3,368,429

        Foreign governments                            4,115            60        135,641      135,641
                                      131,586

        State and municipalities                         503                       46,179       46,179
                                       45,676
                                    ------------   -----------   -----------   -----------  -----------
                                 $    6,541,422 $    167,612  $     10,405  $   6,698,629 $  6,698,629
                                    ============   ===========   ===========   ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

      See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 1998, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              Held-to-Maturity               Available-for-Sale
                        ------------------------------  --------- --------------
                         Amortized      Estimated     Amortized     Estimated
                           Cost        Fair Value       Cost       Fair Value
                        ------------- -------------- ------------ --------------
Due in one year or less     316,174        321,228       235,842       252,067
Due after one year
  through five years        925,016        961,592     1,279,123     1,309,202
Due after five years
  through ten years         675,444        722,685       769,278       803,498
Due after ten years         130,480        138,119       449,273       457,785
Mortgage-backed
  securities                 10,135          9,941     2,257,376     2,313,490
Asset-backed securities     142,569        145,371     1,761,640     1,800,684
                        ============= ============== ============= =============
                          2,199,818      2,298,936     6,752,532     6,936,726
                        ============= ============== ============= =============

      Proceeds from sales of securities available-for-sale were $6,169,678, $3,174,246, and $3,569,608 during 1998, 1997, and 1996, respectively. The realized gains on such sales totaled $41,136, $20,543, and $24,919 for 1998, 1997, and 1996, respectively. The realized losses totaled $8,643, $10,643, and $40,748 for 1998, 1997, and 1996, respectively. During the years 1998, 1997, and 1996 held-to-maturity securities with an amortized cost of $9,920, $0, and $0 were sold due to credit deterioration with insignificant gains and losses.

      At December 31, 1998 and 1997, pursuant to fully collateralized securities lending arrangements, the Company had loaned $115,168 and $162,817 of fixed maturities, respectively.

      The Company engages in hedging activities to manage interest rate and exchange risk. The following table summarizes the 1998 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1998             Amount                 Rate                   Maturity
     ------------------------   --------------  -------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.50% (LIBOR)                11/99
     Interest Rate Caps           1,070,000       6.75% - 11.82% (CMT)        12/99 - 10/03
     Interest Rate Swaps            242,451          4.95% - 9.35%            08/99 - 02/03
     Foreign Currency
       Exchange Contracts            34,123               N/A                 05/99 - 07/06
     Equity Swap                     95,652              4.00%                    12/99

     The following table summarizes the 1997 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1997             Amount                Rate                    Maturity
     ------------------------   -------------- --------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.5% (LIBOR)                  1999
     Interest Rate Caps             565,000      6.75% - 11.82% (CMT)          1999 - 2002
     Interest Rate Swaps            212,139          6.20% - 9.35%            01/98 - 02/03
     Foreign Currency
       Exchange Contracts            57,168               N/A                 09/98 - 07/06
     Equity Swap                    100,000              5.64%                    12/98

      LIBOR - London Interbank Offered Rate
      CMT - Constant Maturity Treasury Rate

      The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1998, approximately 33% of the Company's mortgage loans were collateralized by real estate located in California.

      The following represents impairments and other information with respect to impaired loans:

                                                                      1998             1997
                                                                 ---------------   -------------

      Loans with related allowance for credit losses of
        $2,492 and $2,493                                     $        13,192   $       13,193
      Loans with no related allowance for credit losses                10,420           20,013
      Average balance of impaired loans during the year                31,193           37,890
      Interest income recognized (while impaired)                       2,308            2,428
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                      2,309            2,484

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $52,913 and $64,406 at December 31, 1998 and 1997, respectively.

      The following table presents changes in allowance for credit losses:

                                      1998          1997         1996
                                 ------------- ------------- --------------

     Balance, beginning of year      67,242        65,242         63,994
     Provision for loan losses          642         4,521          4,470
     Chargeoffs                        (787)       (2,521)        (3,468)
     Recoveries                         145                          246
                                 ============= ============= ==============
     Balance, end of year            67,242        67,242         65,242
                                 ============= ============= ==============

7.    COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%. At December 31, 1997, maturities ranged from 41 to 99 days and interest rates ranged from 5.6% to 5.8%.

8.    ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                               December 31,
                                         ----------------------------------------------------------
                                                    1998                          1997
                                         ----------------------------  ----------------------------
                                          Carrying       Estimated       Carrying      Estimated
                                           Amount        Fair Value       Amount       Fair Value
                                         ------------   -------------  -------------  -------------
      ASSETS:
         Fixed maturities and
           short-term investments     $    9,556,713 $   9,655,831   $   9,180,476  $  9,249,235
         Mortgage loans on real
           estate                          1,133,468     1,160,568       1,235,594     1,261,949
         Policy loans                      2,858,673     2,858,673       2,657,116     2,657,116
         Common stock                         48,640        48,640          39,021        39,021

      LIABILITIES:
         Annuity contract reserves
           without life contingencies      4,908,964     4,928,800       5,346,516     5,373,818
         Policyholders' funds                181,779       181,779         165,106       165,106
         Due to Parent Corporation            52,877        52,877         126,656       124,776
         Repurchase agreements               244,258       244,258         325,538       325,538
         Commercial paper                     39,731        39,731          54,058        54,058

      HEDGE CONTRACTS:
         Interest rate floor                      17            17              25            25
         Interest rate caps                      971           971             130           130
         Interest rate swaps                   6,125         6,125           4,265         4,265
         Foreign currency exchange
           contracts                             689           689           3,381         3,381
         Equity swap                          (8,150)       (8,150)            856           856

      The estimated fair value of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is necessarily required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

      Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

      The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $0 of unrealized losses in 1998 and 1997. Included in the net gain position for foreign currency exchange contracts are $932 and $0 of loss exposures in 1998 and 1997, respectively.

9.    EMPLOYEE BENEFIT PLANS

      Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

      The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost   19,091      Undistributed earnings on     3,608
                                           participating business
                                         Stockholder's equity         15,483
                           ------------                            -----------
                             19,091                                   19,091

      The following table summarizes changes from 1997 to 1998 and from 1996 to 1997, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of AH&L.



                                                                            Post-Retirement
                                                 Pension Benefits            Medical Plan
                                             -------------------------  ------------------------
                                                1998         1997          1998         1997
                                             -----------  ------------  -----------  -----------
      Change in benefit obligation
      Benefit obligation at beginning of   $   115,057  $   96,417    $    19,454  $    16,160
      year
      Service cost                               6,834       5,491          1,365        1,158
      Interest cost                              7,927       7,103          1,341        1,191
      Actuarial gain (loss)                      5,117       9,470         (1,613)       1,500
      Benefits paid                             (3,630)     (3,424)          (603)        (555)
                                             -----------  ------------  -----------  -----------
      Benefit obligation at end of year        131,305     115,057         19,944       19,454
                                             -----------  ------------  -----------  -----------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                      162,879     138,221
      Actual return on plan assets              23,887      28,082
      Benefits paid                             (3,630)     (3,424)
                                             -----------  ------------  -----------  -----------
      Fair value of plan assets at end of
        year                                   183,136     162,879
                                             -----------  ------------  -----------  -----------

      Funded status                             51,831      47,822        (19,944)     (19,454)
      Unrecognized net actuarial loss          (11,405)     (6,326)          (113)       1,500
      Unrecognized net obligation or
      (asset)
        at transition                          (19,684)    (21,198)        14,544       15,352
                                             ===========  ============  ===========  ===========
      Prepaid (accrued) benefit cost       $    20,742  $   20,298    $    (5,513) $    (2,602)
                                             ===========  ============  ===========  ===========

      Weighted-average assumptions as of
      December 31
      Discount rate                             6.50%         7.00%          6.50%        7.00%
      Expected return on plan assets            8.50%         8.50%          8.50%        8.50%
      Rate of compensation increase             4.00%         4.50%          4.00%        4.50%

      Components of net periodic
      benefit cost
      Service cost                         $     6,834  $     5,491   $      1,365 $      1,158
      Interest cost                              7,927        7,103          1,341        1,191
      Expected return on plan assets           (13,691)     (12,286)
      Amortization of transition                (1,514)      (1,514)           808          808
      obligation
                                             -----------   -----------   ----------   ----------
                                             ===========   ===========   ==========   ==========
      Net periodic (benefit) cost          $      (444) $    (1,206)  $      3,514 $      3,157
                                             ===========   ===========   ==========   ==========

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                  1-Percentage    1-Percentage
                                                     Point           Point
                                                    Increase        Decrease
                                                 -------------- ----------------
   Effect on total of service and interest cost
     on components                                        649           1,140
   Effect on post-retirement benefit obligation         4,129           3,098

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. Company contributions for the years ended December 31, 1998 and 1997 totaled $3,915 and $3,475, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $16,102 and $13,952 at December 31, 1998 and 1997, respectively. The participant deferrals earn interest at a rate based on the average 10-year composite government securities rate plus 1.5%. The interest expense related to this plan was $1,185 and $1,019 in 1998 and 1997, respectively.

      The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1998 and 1997 was $2,840 and $2,531, respectively. The total liability of $9,349 and $6,509 as of December 31, 1998 and 1997 is included in other liabilities.

10.   FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective rate after giving effect to the reclassifications discussed below:

                                               1998         1997        1996
                                            -----------  -----------  ---------
      Federal tax rate                           35.0  %     35.0   %     35.0 %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                  (20.2)       (18.9)
        Provision for contingencies                           7.7          3.4
        Prior year tax adjustment                (1.5)        0.5         (1.4)
        Other, net                               (0.1)        0.9          0.3
                                            ===========  ===========  =========
      Total                                      33.4  %     23.9   %     18.4 %
                                            ===========  ===========  =========

      The Company's income tax provision was favorably impacted in 1997 and 1996 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The releases recorded in 1997 and 1996 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1990-1991 and 1988-1989 audit years, respectively. The releases totaled $42,150 for 1997 and $31,200 for 1996; however, $15,100 of the release in 1997 was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

      The 1997 and 1996 releases were recorded in revenues in the Company's prior financial statements, but have been reclassified in the accompanying consolidated financial statements as a component of the current income tax provisions for those years.

      In addition to these releases of contingent tax liabilities, the Company's income tax provisions for 1997 and 1996 also reflect increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. The increase in 1996 was $5,600. These increases in contingent tax liabilities have been reflected as a component of the deferred income tax provisions for 1997 and 1996 as the Company does not expect near term resolution of these contingencies.

      Excluding the effect of the 1997 and 1996 tax items discussed above, the effective tax rates for 1997 and 1996 were 34.1% and 33.9%, respectively.

      Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1998 and 1997 are as follows:

                                                     1998                         1997
                                          ---------------------------   -------------------------
                                            Deferred     Deferred      Deferred      Deferred
                                              Tax           Tax           Tax          Tax
                                             Asset       Liability       Asset      Liability
                                          ------------- ------------  ------------  -----------
       Policyholder reserves                  143,244                   159,767
       Deferred policy acquisition costs                    39,933                     47,463
       Deferred acquisition cost proxy
         tax                                  100,387                    79,954
       Investment assets                                    19,870                      5,574
       Net operating loss carryforwards         2,867                     9,427
       Other                                    6,566                     1,279
                                          ------------- ------------  ------------  -----------
               Subtotal                       253,064       59,803      250,427        53,037
       Valuation allowance                     (1,778)                   (3,570)
                                          ============= ============  ============  ===========
               Total Deferred Taxes           251,286       59,803      246,857        53,037
                                          ============= ============  ============  ===========

      Amounts included in investment assets above include $34,556 and $30,085 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1998 and 1997, respectively.

      The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1998, the Company's subsidiaries had approximately $8,193 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $0 and $1,809 are included in the deferred tax assets at December 31, 1998 and 1997, respectively.

      The Company's valuation allowance was increased (decreased) in 1998, 1997, and 1996 by $(1,792), $34, and $1,463, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

      Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.



11.   COMPREHENSIVE INCOME

      Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholders' equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of Statement No. 130.

      Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax       Tax (Expense)    Net-of-Tax
                                                    Amount          or Benefit        Amount
                                                 --------------   ------------------------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       39,430   $      (13,800)    $      25,630
         Less:  reclassification adjustment
      for
            (gains) losses realized in net           (14,350)           5,022            (9,328)
      income
                                                 --------------   ----------------  ------------
         Net unrealized gains                         25,080           (8,778)           16,302
       Reserve and  DAC adjustment                   (11,614)           4,065            (7,549)
                                                 --------------   ----------------  ------------
                                                 ==============   ================  ============
      Other comprehensive income              $       13,466   $       (4,713)    $       8,753
                                                 ==============   ================  ============

      Other comprehensive income at December 31, 1997 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       80,821   $      (28,313)    $      52,508
         Less:  reclassification adjustment
      for
            (gains) losses realized in net             2,012             (704)            1,308
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains                         82,833          (29,017)           53,816
      Reserve and  DAC adjustment                    (24,554)           8,594           (15,960)
                                                 ==============   ================  ==============
      Other comprehensive income              $       58,279   $      (20,423)    $      37,856
                                                 ==============   ================  ==============

      Other comprehensive loss at December 31, 1996 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses)
            arising during the period         $     (125,559)  $       43,971     $     (81,588)
         Less:  reclassification adjustment
      for
            (gains) losses realized in net            19,381           (6,783)           12,598
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains (losses)              (106,178)          37,188           (68,990)
                                                                                    --------------
      Reserve and  DAC adjustment                     38,736          (13,558)           25,178
                                                 ==============   ================  ==============
      Other comprehensive loss                $      (67,442)  $       23,630     $     (43,812)
                                                 ==============   ================  ==============






12.   STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

      Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800.

      The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     1998             1997            1996
                                ---------------   -------------   -------------
                                 (Unaudited)
      Net income                   225,863     $     181,312   $      180,634
      Capital and surplus          727,124           759,429          713,324

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1998 were $727,124 and $225,586 (unaudited), respectively. The Company should be able to pay up to $225,586 (unaudited) of dividends in 1999.

      Dividends of $6,692, $8,854, and $8,587 were paid on preferred stock in 1998, 1997, and 1996, respectively. In addition, dividends of $73,344, $62,540, and $48,083 were paid on common stock in 1998, 1997, and 1996, respectively. Dividends are paid as determined by the Board of Directors.

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

13.   STOCK OPTIONS

      The Company is an indirect subsidiary of Great-West Lifeco Inc. (Lifeco). Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1998, 1997 and 1996, stock available for award under the Lifeco plan aggregated 1,424,400, 3,440,000 and 6,244,000 shares.

      The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1997 and 1998 totaling 1,832,000 and 278,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1998, 30,000 of these options vested and accordingly, the Company recognized compensation expense of $116. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

      The following table summarizes the status of, and changes in, Lifeco options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:




                                        1998                    1997                    1996
                                ----------------------  ----------------------  ----------------------
                                  Options      WAEP      Options       WAEP      Options       WAEP
                                ------------  --------  -----------   --------  -----------  ---------
       Outstanding, Jan. 1,      5,736,000  $    7.71   4,104,000  $    6.22            0  $    .00
         Granted                   988,000      13.90   1,932,000      10.82    4,104,000      6.62
         Exercised                  99,176       6.33      16,000       5.95            0       .00
         Expired or canceled        80,000      13.05     284,000       6.12            0       .00
                                ============  ========  ===========   ========  ===========  =========
       Outstanding, Dec. 31,     6,544,824       8.07   5,736,000       7.71    4,104,000      6.22
                                ============  ========  ===========   ========  ===========  =========

       Options exercisable
         at year-end             1,652,424  $    5.72     760,800  $    5.96            0  $    .00
                                ============  ========  ===========   ========  ===========  =========

       Weighted average fair
       value of options
       granted during year    $    1.18               $   2.65                $   4.46
                                ============            ===========             ===========

      The  following   table   summarizes  the  range  of  exercise  prices  for
      outstanding Lifeco common stock options at December 31, 1998:

                                          Outstanding                         Exercisable
                            ----------------------------------------  ----------------------------
                                                          Average                       Average
            Exercise                         Average      Exercise                     Exercise
          Price Range          Options        Life         Price        Options          Price
       -------------------  --------------  ----------   -----------  -------------   ------------
       $  5.54 - $  7.36      3,804,824        7.62   $      5.61       1,622,424  $     5.58
       $10.61 - $13.23        2,740,000        8.70   $     11.48          30,000  $    13.23

      Of the exercisable Lifeco options, 1,622,424 relate to basic option grants and 30,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1998, 1997 and 1996, stock available for award under the PFC plan aggregated 4,400,800, 4,400,800 and 5,440,800 shares.

      Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

      The following table summarizes the status of, and changes in, PFC options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                      1998                   1997                    1996
                              ---------------------- ----------------------  ---------------------
                               Options       WAEP     Options       WAEP      Options      WAEP
                              -----------  --------- -----------   --------  -----------  --------
      Outstanding, Jan. 1,     1,076,000 $    3.05   1,329,200  $    3.14    1,436,000  $   3.17
        Exercised                720,946      3.60     253,200       2.68      106,800      2.95
                              ===========  ========= ===========   ========  ===========  ========
      Outstanding, Dec. 31,      355,054      2.89   1,076,000       3.05    1,329,200      3.14
                              ===========  ========= ===========   ========  ===========  ========

      Options exercisable
        at year-end              355,054 $    2.89   1,076,000  $    3.05    1,301,200  $   3.15
                              ===========  ========= ===========   ========  ===========  ========


      As of December 31, 1998, the PFC options outstanding have exercise prices between $2.25 and $3.44 and a weighted-average remaining contractual life of 2.99 years.

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income, would have been reduced by $727, $608, and $257, in 1998, 1997, and 1996, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption used for those options granted in 1998, 1997, and 1996, respectively: dividend yield of 3.00%, expected volatility of 34.05%, 24.04%, and 15.61%, risk-free interest rates of 4.79%, 4.72%, and 4.67%, and expected lives of 7.5 years.

14.   SEGMENT INFORMATION

      The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 1998

      Operations:

                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                 --------------   --------------   -------------
       Revenue:
          Premium income                       $     746,898   $      247,965   $      994,863
          Fee income                                 444,649           71,403          516,052
          Net investment income                       95,118          802,242          897,360
          Realized investment gains (losses)           8,145           30,028           38,173
                                                 --------------   --------------   -------------
       Total revenue                               1,294,810        1,151,638        2,446,448
       Benefits and Expenses:
          Benefits                                   590,058          872,411        1,462,469
          Operating expenses                         546,959          141,269          688,228
                                                 --------------   --------------   -------------
       Total benefits and expenses                 1,137,017        1,013,680        2,150,697

       Net operating income before income
          taxes                                      157,793          137,958          295,751
       Income taxes                                   50,678           48,158           98,836
                                                 ==============   ==============   =============
       Net income                              $     107,115   $       89,800   $      196,915
                                                 ==============   ==============   =============

       Assets:

                                                   Employee        Financial          Total
                                                   Benefits        Services           U.S.
                                                ---------------  --------------   --------------
       Investment assets                      $   1,434,691    $  12,235,845   $   13,670,536
       Separate account assets                    5,704,313        4,395,230       10,099,543
       Other assets                                 567,126          785,940        1,353,066
                                                ===============  ==============   ==============
       Total assets                           $   7,706,130    $  17,417,015   $   25,123,145
                                                ===============  ==============   ==============

      Year ended December 31, 1997

      Operations:
                                                    Employee        Financial         Total
                                                    Benefits         Services          U.S.
                                                  --------------   -------------   -------------
       Revenue:
          Premium income                       $      465,143   $      368,036  $      833,179
          Fee income                                  358,005           62,725         420,730
          Net investment income                       100,067          781,606         881,673
          Realized investment gains (losses)            3,059            6,741           9,800
                                                  --------------   -------------   -------------
       Total revenue                                  926,274        1,219,108       2,145,382
       Benefits and Expenses:
          Benefits                                    371,333        1,013,717       1,385,050
          Operating expenses                          427,969          123,756         551,725
                                                  --------------   -------------   -------------
       Total benefits and expenses                    799,302        1,137,473       1,936,775

       Net operating income before income
          taxes                                       126,972           81,635         208,607
       Income taxes                                    28,726           21,121          49,847
                                                                                   -------------
                                                  ==============   =============
       Net income                              $       98,246   $       60,514  $      158,760
                                                  ==============   =============

===============================================================================================================
        Assets:

                                                  Employee         Financial          Total
                                                  Benefits         Services           U.S.
                                               ---------------   --------------   --------------
       Investment assets                     $   1,346,944    $   11,859,038   $   13,205,982
       Separate account assets                   4,533,516         3,313,935        7,847,451
       Other assets                                355,764           668,518        1,024,282
                                               ===============   ==============   ==============
       Total assets                          $   6,236,224    $   15,841,491   $   22,077,715
                                               ===============   ==============   ==============

      Year ended December 31, 1996

      Operations:
                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                ---------------   --------------   -------------
       Revenue:
          Premium income                      $     486,565    $      342,884   $      829,449
          Fee income                                321,074            26,445          347,519
          Net investment income                      87,511           747,126          834,637
          Realized investment gains (losses)         (2,661)          (18,417)         (21,078)
                                                ---------------   --------------   -------------
       Total revenue                                892,489         1,098,038        1,990,527
       Benefits and Expenses:
          Benefits                                  406,143           949,821        1,355,964
          Operating expenses                        368,258           101,358          469,616
                                                ---------------   --------------   -------------
       Total benefits and expenses                  774,401         1,051,179        1,825,580

       Net operating income before income
          taxes                                     118,088            46,859          164,947
       Income taxes                                  22,874             7,498           30,372
                                                ===============   ==============   =============
       Net income                             $      95,214    $       39,361   $      134,575
                                                ===============   ==============   =============


       The following table, which summarizes premium and fee income by segment, represents supplemental information:

                                                      1998              1997             1996
                                                  -------------     -------------    -------------
        Premium Income
        Employee Benefits
             Group Life & Health                $  746,898        $   465,143      $   486,565
                                                  -------------     -------------    -------------
                Total Employee Benefits            746,898            465,143          486,565
                                                  -------------     -------------    -------------
        Financial Services
             Savings                                16,765             22,634           26,655
             Individual Insurance                  231,200            345,402          316,229
                                                  -------------     -------------    -------------
                Total Financial Services           247,965            368,036          342,884
                                                  -------------     -------------    -------------
             Premium income                     $  994,863        $   833,179      $   829,449
                                                  =============     =============    =============
        Fee Income
        Employee Benefits
             Group Life & Health                $  366,805        $   305,302      $   276,688
             401(k)                                 77,844             52,703           44,386
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
                Total Employee Benefits            444,649            358,005          321,074
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
         Financial Services
             Savings                                71,403             62,725           26,445
                                                  -------------     -------------    -------------
                Total Financial Services            71,403             62,725           26,445
                                                  -------------     -------------    -------------
                                                  =============     =============    =============
             Fee income                         $  516,052        $   420,730      $   347,519
                                                  =============     =============    =============

                                                   C-11
                                               PART C
                                          OTHER INFORMATION

Item 24.   Financial Statements and Exhibits


           (a)    Financial Statements


                  The consolidated financial statements of GWL&A as of December 31, 1998 and 1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998 and 1997, are included in Part B.


           (b)    Exhibits

                  Items (1), (2), (6) and (8) are incorporated by reference to registrant's Form S-6 Registration Statement filed February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed June 29, 1984.

                  Item  (9)  is   incorporated   by  reference  to  registrant's
                  Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 30, 1987.

                  Items (4), (5) and (13) are incorporated by reference to registrant's Post-Effective Amendment No. 11 to Form N-4 registration statement filed on May 1, 1989.

                  Item (3) is incorporated by reference to registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1 1997.

                  (7)    Not Applicable


                  (10)          (a)   Written   Consent  of  Jorden  Burt  Boros
                                Cicchetti Berenson & Johnson, LLP is filed herewith.


                         (b)  Written  Consent of Deloitte & Touche LLP is filed
herewith.

                  (11)   Not Applicable

(12)       Not Applicable

Item (13) is incorporated by reference to registrant's Post Effective  Amendment
     No. 23 to Form N-4 registration statement filed on May 1 1997

                  (14)   N/A

Item 25.   Directors and Officers of the Depositor

                                                             Position and Offices
Name                     Principal Business Address                    with Depositor

James Balog                     2205 North Southwinds Boulevard     Director
                         Vero Beach, Florida  39263

James W. Burns, O.C.            (4)                                 Director

Orest T. Dackow                 (3)                                 Director

Paul Desmarais, Jr.                    (4)                          Director

Robert G. Graham         574 Spoonbill Drive                        Director
                         Sarasota, FL 34236

Robert Gratton                  (5)                                 Chairman

N. Berne Hart            2552 East Alameda Avenue                   Director
                         Denver, Colorado  80209

Kevin P. Kavanagh               (1)                                 Director

William Mackness         61 Waterloo Street                         Director
                         Winnipeg, Manitoba  R3N 0S3

William T. McCallum             (3)                                 Director, President and
                             Chief Executive Officer

Jerry E.A. Nickerson            H.B. Nickerson & Sons Limited              Director
                         P.O. Box 130
                         275 Commercial Street
                         North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                 Director

Michel Plessis-Belair, F.C.A.          (4)                                 Director

Ross J. Turner           Genstar Investment Corporation                    Director
                         950 Tower Lane
                         Metro Tower, Suite 1170
                         Foster City, California  94404

Brian E. Walsh           Trinity L.P.                               Director
                         115 Putnam Ave.
                         Greenwich, Connecticut

John A. Brown                   (3)                                 Senior Vice-President,
                                                                    Financial Services




Donna A. Goldin                 (2)                                 Executive Vice President
                            Chief Operating Officer,
                                                                    One Corporation

Mitchell T. Graye               (3)                                 Executive Vice President,
                             Chief Financial Officer

John T. Hughes                  (3)                                 Senior Vice-President,
                            Chief Investment Officer

D. Craig Lennox                 (3)                                 Senior Vice-President,
                                                                    General Counsel and
                                                                    Secretary

Steve H. Miller                 (2)                                 Senior Vice-President,
                            Employee Benefits, Sales

James D. Motz                   (2)                                 Executive Vice-President,
                          Employee Benefits Operations

Charles P. Nelson               (3)                                 Senior Vice President,
                            Public Non-Profit Markets

Marty Rosenbaum                 (2)                                 Senior Vice-President,
                          Employee Benefits Operations

Gregg E. Seller,                (3)                                 Senior Vice President,
                                                                    Major Accounts

Douglas L. Wooden               (3)                                 Executive Vice-President,
                                                                    Financial Services
 --------------------------------------

(1)        100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)        8505 East Orchard Road, Englewood, Colorado  80111.

(3)        8515 East Orchard Road, Englewood, Colorado  80111.

(4)        Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)        Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

Item 26.   Persons controlled by or under common control with the Depositor or Registrant

           See attached organizational chart.

Item 27.   Number of Contractowners


           On February  26,  1998,  there were 25 owners of  non-qualified  contracts  and 52,692 of  qualified contracts offered by Registrant.



                                             ORGANIZATIONAL CHART

Power Corporation of Canada
   100% - 2795957 Canada Inc.
   100% - 171263 Canada Inc.
   67.7% - Power Financial Corporation
   81.2% - Great-West Lifeco Inc.
           99.5%  - The Great-West Life Assurance Company 100% - GWL&A Financial
                  (Nova Scotia) Inc.
                         100% - GWL&A Financial Inc.
                                100% - Great-West Life & Annuity Insurance Company
                                       100% - First Great-West Life & Annuity Insurance Company
                                       100% - GW Capital Management, LLC
                                               100% - Orchard Capital Management, LLC
                                               100% - Greenwood Investments, Inc.
                                       100% - Financial Administrative Services Corporation
                                       100% - One  Corporation
                                               100% - One Health Plan of Arizona, Inc.
                                               100% - One Health Plan of Illinois, Inc.
                                               100% - One Health Plan of Texas, Inc.
                                               100% - One Health Plan of California, Inc.
                                               100% - One Health Plan of Colorado, Inc.
                                               100% - One Health Plan of Georgia, Inc.
                                               100% - One Health Plan of North Carolina, Inc.
                                               100% - One Health Plan of South Carolina, Inc.
                                               100% - One Health Plan of Washington, Inc.
                                               100% - One Health Plan of Ohio, Inc.
                                               100% - One Health Plan of Tennessee, Inc.
                                               100% - One Health Plan of Oregon, Inc.
                                               100% - One Health Plan of Florida, Inc.
                                               100% - One Health Plan of Indiana, Inc.
                                               100% - One Health Plan of Massachusetts, Inc.
                                               100% - One Health Plan of Maine, Inc.
                                               100% - One Health Plan of New Jersey, Inc.
                                               100% - One Health Plan of New Hampshire, Inc.
                                               100% - One Health Plan of Pennsylvania, Inc.
                                               100% - One Health Plan, Inc. (Vermont)
                                               100% - One Orchard Equities, Inc.
                                       100% - Great-West Benefit Services, Inc.
                                       100% - Benefits Communication Corporation
                                               100%  -  BenefitsCorp   Equities,
                                       Inc. 95% - Maxim Series Fund,  Inc.* 100%
                                       - Greenwood  Property  Corporation 100% -
                                       GWL Properties Inc.
                                               100% - Great-West Realty Investments Inc.
                                               50% - Westkin Properties, Ltd.
                                       92% - Orchard Series Fund**

   * New England Life Insurance Company - 5%
   ** New England Life Insurance Company - 8%



Item 28.   Indemnification

           Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

           Article 109 - INDEMNIFICATION

           Section 7-109-101.  Definitions.

                  As used in this Article:

                  (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                  (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

                  (3)    "Expenses" includes counsel fees.

                  (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                  (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                  (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                  (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.


           Section 7-109-102.  Authority to indemnify directors.

                  (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

     (a) The person conducted himself or herself in good faith;

                         (b)    The person reasonably believed:

                                (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                                (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                         (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                  (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

                  (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                  (4) A corporation may not indemnify a director under this section:

                         (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                         (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                  (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

           Section 7-109-103.  Mandatory Indemnification of Directors.

                         Unless  limited by the  articles  of  incorporation,  a
                  corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

           Section 7-109-104.  Advance of Expenses to Directors.

                  (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                         (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                         (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                         (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                  (2) The  undertaking  required by paragraph  (b) of subsection
                  (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                  (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

           Section 7-109-105.  Court-Ordered Indemnification of Directors.

                  (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                         (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                         (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

     Section 7-109-106. Determination and Authorization of Indemnification of Directors.

                  (1) A corporation  may not indemnify a director  under Section
                  7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under
                  Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

     (2) The determinations required to be made subsection (1) of this section shall be made:

                         (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                         (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                  (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection
                  (1) of this section shall be made:

                         (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                         (b)    By the shareholders.

                  (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

     Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

                  (1)   Unless   otherwise   provided   in   the   articles   of
incorporation:

                         (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                         (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                         (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

           Section 7-109-108.  Insurance.

                         A  corporation  may purchase and maintain  insurance on
                  behalf  of a  person  who  is  or  was  a  director,  officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

           Section 7-109-109.  Limitation of Indemnification of Directors.

                  (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                  (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

     Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                         If a corporation  indemnifies or advances expenses to a
                  director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as  indemnification  for  liability  arising under the
           Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

           (a) BenefitsCorp Equities, Inc. (BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

           (b)    Directors and Officers of BCE

                                                                    Position and Offices
Name                     Principal Business Address                          with Underwriter

Charles P. Nelson               (1)                                 Chairman and President

Robert K. Shaw                  (1)                                 Director

Dennis Low                      (1)                                 Director

Gregg E. Seller          18101 Von Karman Ave.                      Director and Vice President
                         Suite 1460                                 Major Accounts
                         Irvine, CA 92715

John Brown                      (1)                                 Director


Doug L. Wooden                  (1)                                 Director

Jack Baker                      (1)                                 Vice President, Licensing
                                                                    and Contracts

Glen R. Derback                 (1)                                 Treasurer

Beverly A. Byrne                (1)                                 Secretary

Teresa L. Buckley               (1)                                 Compliance Officer
------------

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

   (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting         Compensation
Principal         Discounts and             on               Brokerage
Underwriter              Commissions            Redemption          Commissions    Compensation

BCE                    -0-                          -0-                        -0-             -0-

Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E.
           Orchard Road, Englewood, Colorado  80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
                  - (4) thereof have been complied with.

           (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

           (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A..

                                                    S-2
                                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this __29th_____ day of April, 1999.

                                            FUTUREFUNDS SERIES ACCOUNT
                                            (Registrant)


                      By:           /s/ William T. McCallum
                             William T. McCallum, President
                             and Chief Executive Officer of
                             Great-West Life & Annuity
                             Insurance Company


                      GREAT-WEST LIFE & ANNUITY
                      INSURANCE COMPANY
                      (Depositor)


                      By:           /s/ William T. McCallum
                             William T. McCallum, President
                             and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date


     /s/ Robert Gratton*                                                               April 29, 1999
Director and Chairman of the Board
(Robert Gratton)


            /s/ William T. McCallum                                             April 29, 1999
-------------------------------------------                             ----------------
Director, President and Chief Executive
Officer (William T. McCallum)


    /s/ Mitchell T. G. Graye                                                           April 29, 1999
-----------------------------------------------                                 ---------------
Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)


      /s/ James Balog*                                                                        April 29, 1999
Director, (James Balog)





Signature and Title                                                     Date


        /s/ James W. Burns*                                                            April 29, 1999
Director, (James W. Burns)


         /s/ Orest T. Dackow*                                                          April 29, 1999
Director (Orest T. Dackow)


                                                                                                     April
29, 1999
Director Andre Desmarais


              /s/ Paul Desmarais, Jr*.                                                 April 29, 1999
Director (Paul Desmarais, Jr.)


                                                                                , 1999
Director (Robert G. Graham)


         /s/ N. Berne Hart *                                            April 29, 1999
--------------------------------                                 ---------------
Director (N. Berne Hart)


            /s/ Kevin P. Kavanagh*                                              April 29, 1999
Director (Kevin P. Kavanagh)


                                                                                , 1999
Director (William Mackness)


 /s/ Jerry E.A. Nickerson*                                              April 29, 1999
Director (Jerry E.A. Nickerson)


         /s/ P. Michael Pitfield *                                              April 29, 1999
------------------------------------                                    ----------------
Director (P. Michael Pitfield)


         /s/ Michel Plessis-Belair*                                                    April 29, 1999
Director (Michel Plessis-Belair)


             /s/ Brian E. Walsh  *                                                            April 29, 1999
------------------------------------------------------                                 ---------------
Director (Brian E. Walsh)


*By:         /s/ Lennox                                                                       April 29, 1999
        D. C. Lennox
        Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment Nos. 14, 20 and
22 to this Registration Statement.